UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2013

ITEM 1. REPORTS TO STOCKHOLDERS.

MUTUAL FUNDS

John Hancock

International Core Fund

Annual Report

2.28.13

A look at performance

Total returns for the period ended February 28, 2013

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since			Since
	1-year	5-year	10-year	inception	5-year	10-year	inception

Class A1	2.03	–3.24	—	1.41	–15.17	—	11.03

Class B2	1.71	–3.25	—	1.40	–15.22	—	10.95

Class C2	5.71	–2.92	—	1.40	–13.76	—	10.95

Class I2,3	7.92	–1.76	—	2.60	–8.51	—	21.12

Class R1[2,3]	7.10	–2.47	—	1.86	–11.77	—	14.75

Class R2[2,3]	7.39	–3.25	—	1.08	–15.24	—	8.31

Class R3[3,4]	7.28	—	—	7.78	—	—	32.71

Class R4[3,4]	7.61	—	—	8.11	—	—	34.25

Class R5[3,4]	7.88	—	—	8.43	—	—	35.74

Class R6[2,3]	7.95	–1.68	—	2.81	–8.11	—	22.98

Class 1[3,5]	8.00	–1.70	—	–0.16	–8.22	—	–1.02

Class NAV[3,6]	8.06	–1.65	—	0.42	–7.99	—	2.76

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual until at least 6-30-13 for Class B, Class C, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2*	Class R3	Class R4	Class R5	Class R6	Class 1	Class NAV
Net (%)	1.58	2.30	2.30	1.16	1.90	1.65	1.80	1.40	1.20	1.12	1.07	1.02
Gross (%)	1.58	2.49	2.50	1.16	7.37	2.97	45.66	42.64	20.87	16.83	1.07	1.02

* Expenses have been estimated for the Class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

See the following page for footnotes.

6	International Core Fund | Annual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B2,7	9-16-05	$11,095	$11,095	$13,241

Class C2,7	9-16-05	11,095	11,095	13,241

Class I2,3	9-16-05	12,112	12,112	13,241

Class R1[2,3]	9-16-05	11,475	11,475	13,241

Class R2[2,3]	9-16-05	10,831	10,831	13,241

Class R3[3]	5-22-09	13,271	13,271	14,692

Class R4[3]	5-22-09	13,425	13,425	14,692

Class R5[3]	5-22-09	13,574	13,574	14,692

Class R6[2,3]	9-16-05	12,298	12,298	13,241

Class 1[3]	11-6-06	9,898	9,898	10,531

Class NAV[3]	8-29-06	10,276	10,276	11,061

MSCI EAFE Index (gross of foreign withholding tax on dividends) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The index consists of 21 developed market country indexes.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 On 6-9-06, through a reorganization, the Fund acquired all of the assets of the GMO International Disciplined Equity Fund (the predecessor fund). The predecessor fund’s Class III shares, inception date 9-16-05, were exchanged for Class A shares, which were first offered on 6-12-06. The predecessor fund’s Class III shares returns have been recalculated to reflect the gross fees and expenses of Class A shares.

2 Class B, Class C, Class I and Class R1 shares were first offered on 6-12-06; Class R2 shares were first offered on 3-1-12; Class R6 shares were first offered on 9-1-11. Returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class B, Class C, Class I, Class R1, Class R2 and Class R6 shares, as applicable.

3 For certain types of investors, as described in the Fund’s prospectuses.

4 From 5-22-09.

5 From 11-6-06.

6 From 8-29-06.

7 The contingent deferred sales charge is not applicable.

Annual report | International Core Fund	7

Management’s discussion of

Fund performance

By Grantham, Mayo, Van Otterloo & Co. LLC

For the 12 months ended February 28, 2013, stocks in international developed markets fared poorly early on amid renewed concern about the European sovereign debt crisis, but subsequently rallied to end the period with healthy gains. A major turning point occurred in July when European Central Bank (ECB) President Mario Draghi stated he would do “whatever it takes” to preserve the euro. In September, the ECB backed up that statement with a new bond-buying program, and central banks in the United States and Japan also announced stimulative measures. Against this backdrop, the Fund’s benchmark, the MSCI EAFE Index, returned 10.37%, while the average large value fund monitored by Morningstar, Inc. finished at 7.54%.†

For the year ended February 28, 2013, John Hancock International Core Fund’s Class A shares returned 7.41%, excluding sales charges. Among our stock-picking tools, momentum served the Fund relatively well while our valuation stock-picking tools were less successful, guiding us to an overweighting in energy and an underweighting in financials, both of which detracted substantially from Fund performance. Partially offsetting unrewarding sector allocation, stock selection was a net positive for the Fund. Two of the Fund’s five biggest contributors were large pharmaceutical companies: France-based Sanofi and the U.K.’s GlaxoSmithKline PLC, the latter of which we sold. Also aiding performance was Australian telecommunication services provider Telstra Corp. Ltd. and an underweighting in weak-performing benchmark component BG Group PLC, a U.K. supplier of natural gas and crude oil that we sold. Avoiding U.K. weak performing mining stock Anglo American PLC lifted our results as well. Conversely, overweighting German electric utility E.ON AG proved unrewarding. This stock took a hit in November, when the company lowered its 2013 profit guidance. Total SA, the Fund’s largest holding, also disappointed us, along with Japanese electronics retailer Yamada Denki Company, Ltd. and Spanish telecommunications services provider Telefonica SA. Underweighting strong-performing U.K.-based bank HSBC Holdings PLC, which we sold, further undercut Fund returns.

This commentary reflects the views of the portfolio management team through the end of the period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Hedging and other strategic transactions may increase volatility of a fund and, if the transaction is not successful, could result in a significant loss. For additional information on these and other risk considerations, please see the Fund’s prospectus.

† Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

8	International Core Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2012 with the same investment held until February 28, 2013.

	Account value	Ending value	Expenses paid during
	on 9-1-12	on 2-28-13	period ended 2-28-13[1]

Class A	$1,000.00	$1,112.20	$8.22

Class B	1,000.00	1,108.90	12.03

Class C	1,000.00	1,108.90	12.03

Class I	1,000.00	1,115.00	6.14

Class R1	1,000.00	1,110.80	9.94

Class R2	1,000.00	1,112.30	8.64

Class R3	1,000.00	1,111.50	9.42

Class R4	1,000.00	1,113.80	7.34

Class R5	1,000.00	1,115.00	6.29

Class R6	1,000.00	1,153.70	5.98

Class 1	1,000.00	1,115.30	5.72

Class NAV	1,000.00	1,115.90	5.51

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | International Core Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2012, with the same investment held until February 28, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 9-1-12	on 2-28-13	period ended 2-28-13[1]

Class A	$1,000.00	$1,017.00	$7.85

Class B	1,000.00	1,013.40	11.48

Class C	1,000.00	1,013.40	11.48

Class I	1,000.00	1,019.00	5.86

Class R1	1,000.00	1,015.40	9.49

Class R2	1,000.00	1,016.60	8.25

Class R3	1,000.00	1,015.90	9.00

Class R4	1,000.00	1,017.90	7.00

Class R5	1,000.00	1,018.80	6.01

Class R6	1,000.00	1,019.20	5.61

Class 1	1,000.00	1,019.40	5.46

Class NAV	1,000.00	1,019.60	5.26

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.57%, 2.30%, 2.30%, 1.17%, 1.90%, 1.65%, 1.80%, 1.40%, 1.20%, 1.12%, 1.09% and 1.05% for Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1 and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

10	International Core Fund | Annual report

Portfolio summary

Top 10 Holdings (21.6% of Net Assets on 2-28-13)[1,2]

Total SA	3.9%	Rio Tinto PLC	1.8%

Sanofi	2.9%	E.ON AG	1.6%

AstraZeneca PLC	2.4%	Barclays PLC	1.6%

BP PLC, ADR	2.4%	Enel SpA	1.5%

Banco Santander SA	2.0%	Telefonica SA	1.5%

Sector Composition[1,3]

Financials	17.9%	Consumer Staples	6.7%

Energy	13.0%	Utilities	6.1%

Health Care	11.9%	Materials	5.9%

Industrials	10.9%	Information Technology	3.4%

Consumer Discretionary	10.8%	Short-Term Investments & Other	4.5%

Telecommunication Services	8.9%

Top 10 Countries[1,2,3]

Japan	23.0%	Australia	6.5%

United Kingdom	17.5%	Italy	5.0%

France	11.1%	Netherlands	3.3%

Germany	7.3%	Canada	2.8%

Spain	7.3%	Belgium	1.8%

1 As a percentage of net assets on 2-28-13.

2 Cash and cash equivalents not included.

3 International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | International Core Fund	11

Fund’s investments

As of 2-28-13

	Shares	Value
Common Stocks 94.6%	$1,077,791,646

(Cost $1,003,102,485)

Australia 6.5%		74,122,440

ALS, Ltd.	105,256	1,260,219

Arrium, Ltd.	2,219,020	2,722,588

BHP Billiton, Ltd.	84,501	3,171,929

Billabong International, Ltd.	437,242	381,001

BlueScope Steel, Ltd. (I)	803,220	3,723,824

Caltex Australia, Ltd.	7,173	146,065

Commonwealth Bank of Australia	36,153	2,481,229

CSL, Ltd.	116,709	7,144,001

David Jones, Ltd.	25,970	73,822

Dexus Property Group	1,696,124	1,888,685

Goodman Fielder, Ltd. (I)	2,527,182	1,903,329

Goodman Group	446,926	2,118,727

GPT Group	450,990	1,801,040

Insurance Australia Group, Ltd.	18,789	109,184

Investa Office Fund	598,615	1,865,159

JB Hi-Fi, Ltd. (L)	117,604	1,552,781

Macquarie Group, Ltd.	61,108	2,339,809

Mirvac Group	1,201,353	2,013,207

Myer Holdings, Ltd. (L)	182,055	518,894

Pacific Brands, Ltd.	756,107	610,894

Qantas Airways, Ltd. (I)	517,011	868,565

QBE Insurance Group, Ltd.	690,886	9,395,094

Stockland	1,191,249	4,567,548

Tabcorp Holdings, Ltd.	475,443	1,540,411

Tatts Group, Ltd.	171,251	556,156

Telstra Corp., Ltd.	2,263,154	10,601,353

Westpac Banking Corp.	279,499	8,766,926

Austria 0.8%		9,169,445

Andritz AG	24,384	1,718,069

Austriamicrosystems AG	1,376	169,725

Erste Group Bank AG (I)	1,083	34,709

OMV AG	100,662	4,370,270

Raiffeisen Bank International AG	21,002	792,920

Voestalpine AG	61,695	2,083,752

12	International Core Fund | Annual report	See notes to financial statements

	Shares	Value
Belgium 1.8%		$20,710,826

Ageas	111,972	3,802,272

Anheuser-Busch InBev NV	137,011	12,843,553

Belgacom SA	77,869	2,173,073

Delhaize Group SA	30,760	1,477,727

KBC Groep NV	11,159	414,201

Canada 2.8%		32,106,597

Agrium, Inc.	6,900	714,522

Alimentation Couche Tard, Inc., Class B	10,300	533,552

Bank of Montreal	4,700	292,642

Bombardier, Inc., Class B (L)	110,600	445,081

Canadian National Railway Company	36,800	3,734,776

Canadian Natural Resources, Ltd.	122,000	3,728,912

Canadian Oil Sands, Ltd.	16,800	343,901

Canadian Pacific Railway, Ltd.	7,200	875,869

Canadian Tire Corp., Ltd., Class A	5,600	373,713

Dollarama, Inc.	9,000	528,873

Encana Corp. (L)	138,300	2,487,724

First Quantum Minerals, Ltd.	115,400	2,149,657

Husky Energy, Inc.	58,200	1,789,597

IGM Financial, Inc.	26	1,149

Magna International, Inc.	8,800	468,053

Methanex Corp. (L)	13,000	475,879

Metro, Inc. (L)	32,900	2,060,617

Research In Motion, Ltd. (I)(L)	274,800	3,725,289

Royal Bank of Canada	36,100	2,241,088

Sherritt International Corp.	68,500	352,713

Sun Life Financial, Inc. (L)	165,000	4,609,600

Teck Resources, Ltd., Class B, Class B	5,600	173,390

China 0.1%		1,086,878

AAC Technologies Holdings, Inc.	19,500	82,254

China Minzhong Food Corp., Ltd. (I)(L)	291,000	280,317

Yangzijiang Shipbuilding Holdings, Ltd.	929,000	724,307

Denmark 1.0%		11,873,125

Coloplast A/S, Class B	10,357	540,309

GN Store Nord A/S	13,321	238,048

Novo Nordisk A/S, Class B	63,430	11,094,768

Finland 0.6%		7,117,614

Kone OYJ, Class B (L)	2,329	187,903

Neste Oil OYJ	63,751	955,220

Nokia OYJ (L)	1,603,745	5,840,107

Tieto OYJ	5,783	134,384

France 11.1%		126,649,026

Air France KLM (I)	323,344	3,429,089

AXA SA	96,998	1,677,592

BNP Paribas SA	121,533	6,785,776

Bouygues SA	28,499	805,432

Cie Generale d’Optique Essilor International SA	21,736	2,237,318

See notes to financial statements	Annual report | International Core Fund	13

	Shares	Value
France (continued)

Cie Generale des Etablissements Michelin	18,794	$1,679,595

Credit Agricole SA (I)	24,054	226,267

France Telecom SA	271,628	2,623,755

GDF Suez	69,071	1,301,489

L’Oreal SA	9,294	1,387,785

Lafarge SA	12,328	828,336

Lagardere SCA	66,188	2,355,992

Peugeot SA (I)(L)	443,773	3,347,920

Rallye SA	18,060	656,424

Remy Cointreau SA	1,666	210,473

Renault SA	132,172	8,395,574

Safran SA	16,568	758,875

Sanofi	348,667	32,920,913

Societe Generale SA (I)	78,199	3,004,431

Total SA	887,111	44,333,390

Vivendi SA	259,816	5,470,511

Zodiac Aerospace	19,703	2,212,089

Germany 6.4%		73,420,735

Allianz SE	22,639	3,093,753

Aurubis AG (L)	45,862	3,217,836

Bayer AG	141,161	13,982,483

Beiersdorf AG	6,840	596,110

Continental AG	14,856	1,741,261

Deutsche Bank AG	21,059	961,865

Deutsche Lufthansa AG	134,539	2,713,968

Deutsche Post AG	75,460	1,691,331

Duerr AG	22,556	2,474,030

E.ON AG	1,106,481	18,435,273

Lanxess AG	20,190	1,709,508

Leoni AG	48,587	2,190,475

Muenchener Rueckversicherungs AG	29,208	5,242,884

RWE AG	171,811	6,312,256

Salzgitter AG	30,887	1,473,765

SAP AG	58,771	4,587,482

Suedzucker AG	68,422	2,996,455

Greece 0.4%		4,106,450

OPAP SA	259,462	2,203,188

Public Power Corp. SA (I)	193,010	1,903,262

Hong Kong 1.0%		11,112,435

Cheung Kong Holdings, Ltd.	80,000	1,242,693

Esprit Holdings, Ltd. (L)	1,189,451	1,550,187

Galaxy Entertainment Group, Ltd. (I)	424,000	1,777,441

Melco International Development, Ltd.	417	663

Noble Group, Ltd.	1,056,000	1,006,605

Pacific Basin Shipping, Ltd.	1,395,121	820,657

Power Assets Holdings, Ltd.	207	1,850

Sino-Forest Corp. (I)	26,210	0

14	International Core Fund | Annual report	See notes to financial statements

	Shares	Value
Hong Kong (continued)

Sun Hung Kai Properties, Ltd.	57,000	$881,023

Swire Pacific, Ltd., Class A, Class A	152,000	1,968,747

Swire Properties, Ltd.	100	375

The Link REIT	69,000	368,750

Wharf Holdings, Ltd.	30,000	263,029

Yue Yuen Industrial Holdings, Ltd.	363,380	1,230,415

Ireland 0.7%		7,410,277

C&C Group PLC	143,849	919,186

DCC PLC	41,475	1,458,006

Kerry Group PLC, Class A	49,225	2,758,184

Paddy Power PLC	27,527	2,274,901

Israel 0.2%		2,540,930

Africa Israel Investments, Ltd. (I)	217,585	539,923

Mellanox Technologies, Ltd. (I)	20,340	1,048,951

Partner Communications Company, Ltd.	169,883	952,056

Italy 5.0%		57,283,831

A2A SpA	287,992	155,105

Azimut Holding SpA	51,586	818,374

Enel SpA	4,820,931	17,454,717

Eni SpA	702,994	15,987,096

Exor SpA	6,835	191,550

Fiat Industrial SpA	169,660	2,063,829

Fiat SpA (I)(L)	394,827	2,115,839

Finmeccanica SpA (I)(L)	724,811	3,560,655

Intesa Sanpaolo SpA	858,218	1,393,735

Lottomatica SpA	1,956	45,161

Luxottica Group SpA	15,095	699,503

Mediaset SpA	151,615	334,276

Mediolanum SpA	272,769	1,505,848

Pirelli & C. SpA (L)	215,363	2,501,673

Recordati SpA	72,112	714,815

Telecom Italia RSP	4,105,346	2,648,614

Telecom Italia SpA	5,408,642	3,994,733

Terna Rete Elettrica Nazionale SpA	262,644	1,098,308

Japan 23.0%		261,527,101

ABC–MART, Inc.	1,900	66,280

Accordia Golf Company, Ltd.	1,257	1,185,692

Advance Residence Investment Corp.	364	772,506

Advantest Corp.	44,200	633,624

Aeon Company, Ltd. (L)	402,700	4,526,039

Alps Electric Company, Ltd.	46	299

Anritsu Corp.	152,000	2,247,052

Astellas Pharma, Inc.	154,300	8,336,479

Credit Saison Company, Ltd.	67,400	1,431,553

Daikyo, Inc.	749,000	1,800,834

Daito Trust Construction Company, Ltd.	87,500	7,833,573

Daiwa House Industry Company, Ltd.	9,000	165,176

See notes to financial statements	Annual report | International Core Fund	15

	Shares	Value
Japan (continued)

Daiwabo Holdings Company, Ltd.	204,000	$398,190

Dena Company, Ltd. (L)	102,261	2,868,302

DIC Corp.	364,000	729,986

Eisai Company, Ltd.	47,080	2,095,465

Fast Retailing Company, Ltd. (L)	6,100	1,672,604

Fuji Electric Company, Ltd.	317,000	905,680

Fuji Heavy Industries, Ltd.	231,116	3,452,721

Fuji Oil Company, Ltd.	42,500	618,902

Gunze, Ltd.	228,000	577,979

Hanwa Company, Ltd.	175,000	737,924

Haseko Corp. (I)	2,108,500	1,857,491

Hikari Tsushin, Inc.	29,000	1,393,187

Inpex Corp.	286	1,520,410

ITOCHU Corp.	625,800	7,220,063

J Trust Company, Ltd.	13,500	240,563

Japan Tobacco, Inc.	165,000	5,204,930

JFE Holdings, Inc.	151,000	3,233,459

Juki Corp. (I)(L)	174,000	270,057

JX Holdings, Inc.	1,635,600	9,982,136

K’s Holding Corp. (L)	97,800	2,521,150

Kajima Corp.	1,096,000	3,233,758

Kakaku.com, Inc.	27,400	1,064,047

Kao Corp.	71,250	2,277,565

Kawasaki Kisen Kaisha, Ltd. (I)(L)	1,429,000	3,203,849

KDDI Corp.	153,500	11,521,633

Kinugawa Rubber Industrial Company, Ltd. (L)	120,000	581,005

Kobe Steel, Ltd. (I)	452,000	609,015

Kohnan Shoji Company, Ltd. (L)	59,600	726,419

Konami Corp.	23	447

Kurimoto, Ltd.	60,000	207,697

Lawson, Inc. (L)	33,900	2,519,550

Leopalace21 Corp. (I)(L)	396,800	1,445,987

Look, Inc. (L)	88,000	303,207

Marubeni Corp.	598,824	4,370,878

Mazda Motor Corp. (I)	1,073,000	3,225,645

Medipal Holdings Corp.	102,535	1,324,915

MEIJI Holdings Company, Ltd.	10,700	460,484

Misawa Homes Company, Ltd.	3,100	43,522

Mitsubishi Chemical Holdings Corp.	590,500	2,769,513

Mitsubishi Corp.	438,195	8,688,064

Mitsubishi Estate Company, Ltd.	52,000	1,294,993

Mitsui & Company, Ltd.	270,600	4,008,809

Mitsui Engineering & Shipbuilding Company, Ltd.	656,000	1,272,898

Mitsui Fudosan Company, Ltd.	34,000	864,428

Mitsui Mining & Smelting Company, Ltd.	644,000	1,589,828

Mitsui O.S.K. Lines, Ltd.	694,000	2,431,229

Mizuho Financial Group, Inc.	3,463,800	7,618,362

Namco Bandai Holdings, Inc.	96,300	1,530,653

16	International Core Fund | Annual report	See notes to financial statements

	Shares	Value
Japan (continued)

Nikon Corp.	49,500	$1,112,076

Nintendo Company, Ltd.	16,900	1,632,958

Nippon Light Metal Holdings Co Ltd. (I)	1,151,100	1,327,876

Nippon Paper Group, Inc. (L)	130,400	2,269,166

Nippon Steel Corp.	851,000	2,302,570

Nippon Telegraph & Telephone Corp.	265,900	12,189,607

Nippon Yusen KK	853,000	2,142,597

Nipro Corp. (L)	156,200	1,269,464

Nitori Holdings Company, Ltd.	31,750	2,361,612

Nitto Denko Corp.	18,900	1,110,623

North Pacific Bank, Ltd. (I)	161,400	534,389

NTT DOCOMO, Inc.	2,320	3,588,099

Obayashi Corp.	444,000	2,283,840

OKI Electric Industry Company, Ltd. (I)	472,857	530,133

Ono Pharmaceutical Company, Ltd.	22,700	1,203,606

Orient Corp. (I)(L)	36,000	119,910

Osaka Gas Company, Ltd.	120	466

Penta-Ocean Construction Company, Ltd. (L)	552,500	1,435,859

Point, Inc. (L)	47,200	1,741,389

Resona Holdings, Inc.	1,747,700	8,009,089

Ricoh Company, Ltd. (L)	167,000	1,789,206

Round One Corp.	207,800	1,468,368

Ryohin Keikaku Company, Ltd.	32,100	2,102,058

Sankyo Company, Ltd.	54,100	2,277,461

Seven Bank, Ltd.	46,300	121,843

Shinko Electric Industries Company, Ltd.	127,900	1,032,163

Ship Healthcare Holdings, Inc.	1,700	48,613

SHO-BOND Holdings Company, Ltd.	1,900	69,259

Softbank Corp.	168,800	6,252,108

Sojitz Corp.	1,363,800	2,088,139

Sumitomo Corp.	572,100	6,995,655

Sumitomo Light Metal Industries, Ltd.	760,000	745,765

Sumitomo Mitsui Financial Group, Inc.	54,600	2,183,869

Sumitomo Mitsui Trust Holdings, Inc.	123,000	477,393

Sumitomo Realty & Development Company, Ltd.	14,000	473,196

Taisei Corp.	1,024,000	3,020,873

Taiyo Yuden Company, Ltd.	92,700	1,018,177

Takeda Pharmaceutical Company, Ltd.	229,789	11,883,817

The Daiei, Inc. (I)(L)	173,558	431,352

Tokyo Electric Power Company, Inc. (I)	135,800	305,564

Tokyo Gas Company, Ltd.	72,000	347,937

Tokyu Land Corp.	23,000	173,567

TonenGeneral Sekiyu KK	115,133	1,141,834

Tosoh Corp.	273,000	741,664

Toyota Motor Corp.	99,900	5,132,072

Toyota Tsusho Corp.	226,600	5,770,185

Unitika, Ltd. (I)	913,000	502,089

UNY Company, Ltd.	272,700	1,944,526

See notes to financial statements	Annual report | International Core Fund	17

	Shares	Value
Japan (continued)

USS Company, Ltd.	17,330	$1,904,770

Wacom Company, Ltd.	383	1,377,433

Yamada Denki Company, Ltd. (L)	133,500	4,852,110

Jersey, C.I. 0.1%		1,003,620

Randgold Resources, Ltd.	12,087	1,003,620

Netherlands 3.3%		37,944,687

Aegon NV	529,053	3,151,657

ASML Holding NV	41,496	2,941,876

CSM NV	53,185	1,187,727

Delta Lloyd NV	22,712	401,311

Gemalto NV	19,575	1,782,641

ING Groep NV (I)	201,345	1,615,440

Koninklijke BAM Groep NV	354,612	1,438,966

Koninklijke Philips Electronics NV	26,449	747,885

Koninklijke Vopak NV	6,486	466,698

PostNL NV (I)	21,486	50,644

Royal Dutch Shell PLC, Class A (London Stock Exchange)	408,064	13,435,181

Royal Dutch Shell PLC, Class B	280,207	9,453,411

SNS REAAL NV (I)	69,009	0

Wereldhave NV	18,163	1,271,250

New Zealand 0.8%		8,506,481

Chorus, Ltd.	493,461	1,183,293

Fletcher Building, Ltd.	296,960	2,243,027

Telecom Corp. of New Zealand, Ltd.	2,538,318	5,080,161

Norway 0.4%		4,445,055

Aker Solutions ASA	63,335	1,248,332

Petroleum Geo-Services ASA	27,792	438,267

STX OSV Holdings, Ltd.	187,000	190,445

TGS-NOPEC Geophysical Company ASA	68,064	2,568,011

Portugal 0.3%		3,732,085

EDP — Energias de Portugal SA	1,225,505	3,676,624

Portugal Telecom SGPS SA	10,983	55,461

Singapore 1.3%		14,506,214

Asiasons Capital, Ltd. (I)	34,000	24,163

Ezion Holdings, Ltd.	321,000	516,089

Ezra Holdings, Ltd. (I)	1,037,000	943,487

Golden Agri-Resources, Ltd.	10,392,000	5,440,066

Jaya Holdings, Ltd.	760,000	444,486

Liongold Corp., Ltd. (I)(L)	566,000	491,274

Singapore Telecommunications, Ltd.	2,396,350	6,646,649

Spain 7.3%		82,979,041

Abengoa SA, B Shares (I)	45,185	117,445

Amadeus IT Holding SA, A Shares	12,069	308,131

Banco Bilbao Vizcaya Argentaria SA	944,123	9,126,928

Banco Santander SA (I)	3,035,836	23,031,952

Distribuidora Internacional de Alimentacion SA	242,255	1,888,061

18	International Core Fund | Annual report	See notes to financial statements

	Shares	Value
Spain (continued)

Ferrovial SA	47,406	$740,936

Fomento de Construcciones y Contratas SA (L)	43,846	512,304

Gas Natural SDG SA	328,765	6,521,826

Grifols SA (I)	102,114	3,628,675

Iberdrola SA	1,750,931	8,668,818

Inditex SA	51,983	6,927,040

Repsol SA	224,297	4,756,508

Telefonica SA	1,282,410	16,750,417

Sweden 0.9%		10,166,079

Boliden AB	100,425	1,696,591

Investor AB, B Shares	103,370	3,019,425

NCC AB, B Shares	46,296	1,204,090

Skandinaviska Enskilda Banken AB, Series A	51,399	533,526

Svenska Handelsbanken AB, Class A	28,735	1,241,550

Swedbank AB, Class A	103,212	2,470,897

Switzerland 1.3%		15,151,229

Cie Financiere Richemont SA	2,803	224,089

Novartis AG	100,538	6,809,176

Roche Holdings AG	9,668	2,204,296

Swiss Life Holding (I)	1,683	275,775

Swiss Re, Ltd. (I)	27,766	2,212,544

Wolseley PLC	72,735	3,425,349

United Kingdom 17.5%		199,119,445

Aberdeen Asset Management PLC	327,678	2,132,337

Admiral Group PLC	12,784	242,006

Aegis Group PLC	118,615	429,098

Aggreko PLC	66,521	1,708,470

ARM Holdings PLC	38,320	555,013

Ashtead Group PLC	21,610	168,396

AstraZeneca PLC	608,918	27,618,407

Aviva PLC	305,469	1,646,755

Babcock International Group PLC	40,961	666,269

BAE Systems PLC	1,792,999	9,659,902

Barclays PLC	3,811,037	17,725,559

BBA Aviation PLC	9,034	34,983

BP PLC, ADR	4,099,403	27,608,093

Bunzl PLC	83,660	1,598,238

Croda International PLC	5,663	222,740

Darty PLC	54,738	38,905

Diageo PLC	494,417	14,821,528

Dixons Retail PLC (I)	3,824,358	1,577,024

Drax Group PLC	289,909	2,705,464

easyJet PLC	50,534	764,751

FirstGroup PLC	467,849	1,371,532

Halfords Group PLC	2,156	10,309

Hargreaves Lansdown PLC	14,461	190,283

Home Retail Group PLC (L)	1,421,536	2,740,593

See notes to financial statements	Annual report | International Core Fund	19

		Shares	Value
United Kingdom (continued)

HSBC Holdings PLC		164,411	$1,821,702

Intercontinental Hotels Group PLC		37,805	1,096,095

Intertek Group PLC		11,654	590,439

ITV PLC		897,663	1,687,926

Lancashire Holdings, Ltd.		86,982	1,200,187

Lloyds Banking Group PLC (I)		10,129,022	8,352,455

Micro Focus International PLC		7,229	75,180

Next PLC		122,621	7,800,746

Persimmon PLC		12,925	178,942

Playtech, Ltd.		134,476	1,165,306

Premier Foods PLC (I)		196,568	273,838

Prudential PLC		325,723	4,834,096

Reed Elsevier PLC		33,708	362,805

Rio Tinto PLC		384,863	20,690,959

Rolls-Royce Holdings PLC		313,573	4,876,941

Royal Bank of Scotland Group PLC (I)		311,852	1,526,855

SABMiller PLC		55,685	2,765,607

Spectris PLC		44,718	1,611,543

SSE PLC		56,884	1,245,872

Standard Life PLC		57,685	307,640

Telecity Group PLC		49,927	706,270

Thomas Cook Group PLC (I)		1,486,714	1,954,423

Trinity Mirror PLC (I)		121,865	217,825

Tullett Prebon PLC		172,999	732,115

Vodafone Group PLC		3,814,353	9,575,746

WH Smith PLC		83,774	856,666

Whitbread PLC		11,750	449,840

William Hill PLC		529,856	3,244,789

WPP PLC		167,542	2,679,982

		Shares	Value
Preferred Securities 0.9%			$10,440,550

(Cost $8,105,174)

Germany 0.9%			10,440,550

Henkel AG & Company KgaA		43,575	3,837,452

Porsche Automobil Holding SE		83,284	6,603,098

	Yield (%)	Shares	Value
Securities Lending Collateral 5.8%			$65,450,328

(Cost $65,452,198)

John Hancock Collateral Investment Trust (W)	0.2514 (Y)	6,539,540	65,450,328

20	International Core Fund | Annual report	See notes to financial statements

	Yield (%)	Shares	Value
Short-Term Investments 3.4%			$38,967,563

(Cost $38,967,563)

Money Market Funds 3.4%			38,967,563

State Street Institutional Treasury Money
Market Fund	0.0000 (Y)	38,967,563	38,967,563

Total investments (Cost $1,115,627,420)† 104.7%		$1,192,650,087

Other assets and liabilities, net (4.7%)			($53,069,185)

Total net assets 100.0%		$1,139,580,902

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 2-28-13.

(W) Investment is an affiliate of the Fund, the advisor and/or subadvisor. This investment represents collateral recieved for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 2-28-13.

† At 2-28-13, the aggregate cost of investment securities for federal income tax purposes was $1,181,027,437. Net unrealized appreciation aggregated $11,622,650, of which $70,404,348 related to appreciated investment securities and $58,781,698 related to depreciated investment securities.

The Fund had the following sector allocation as a percentage of net assets on 2-28-13:

Financials	17.9%
Energy	13.0%
Health Care	11.9%
Industrials	10.9%
Consumer Discretionary	10.8%
Telecommunication Services	8.9%
Consumer Staples	6.7%
Utilities	6.1%
Materials	5.9%
Information Technology	3.4%
Short-Term Investments & Other	4.5%

See notes to financial statements	Annual report | International Core Fund	21

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-28-13

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,050,175,222)
including $62,139,788 of securities loaned)	$1,127,199,759
Investments in affiliated issuers, at value (Cost $65,452,198)	65,450,328

Total investments, at value (Cost $1,115,627,420)	1,192,650,087
Foreign currency, at value (Cost $573,289)	572,627
Cash held at broker for futures contracts	4,927,405
Receivable for fund shares sold	2,382,748
Receivable for forward foreign currency exchange contracts	1,985,054
Dividends and interest receivable	5,072,601
Receivable for securities lending income	72,325
Receivable for futures variation margin	284,059
Other receivables and prepaid expenses	88,080

Total assets	1,208,034,986

Liabilities

Payable for forward foreign currency exchange contracts	1,512,829
Payable for fund shares repurchased	554,574
Payable upon return of securities loaned	65,407,241
Payable to affiliates
Accounting and legal services fees	54,676
Transfer agent fees	114,592
Distribution and service fees	17
Trustees’ fees	31,584
Investment management fees	1,335
Other liabilities and accrued expenses	777,236

Total liabilities	68,454,084

Net assets	1,139,580,902

Net assets consist of

Paid-in capital	$1,335,103,135
Undistributed net investment income	17,198,315
Accumulated net realized gain (loss) on investments, futures contracts and
foreign currency transactions	(289,137,761)
Net unrealized appreciation (depreciation) on investments, futures
contracts and translation of assets and liabilities in foreign currencies	76,417,213

Net assets	$1,139,580,902

22	International Core Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($90,652,158 ÷ 3,146,376 shares)[1]	$28.81
Class B ($3,153,370 ÷ 109,886 shares)[1]	$28.70
Class C ($4,405,386 ÷ 153,498 shares)[1]	$28.70
Class I ($392,451,773 ÷ 13,580,826 shares)	$28.90
Class R1 ($299,214 ÷ 10,407 shares)	$28.75
Class R2 ($104,002 ÷ 3,597 shares)	$28.91
Class R3 ($35,017 ÷ 1,211 shares)	$28.92
Class R4 ($39,737 ÷ 1,375.3 shares)	$28.89
Class R5 ($79,860 ÷ 2,763.6 shares)	$28.90
Class R6 ($109,947 ÷ 3,799 shares)	$28.94
Class 1 ($37,407,229 ÷ 1,292,383 shares)	$28.94
Class NAV ($610,843,209 ÷ 21,121,827 shares)	$28.92

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$30.33

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | International Core Fund	23

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 2-28-13

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$59,741,218
Securities lending	2,415,402
Interest	6,891
Less foreign taxes withheld	(4,370,159)

Total investment income	57,793,352

Expenses

Investment management fees	12,905,257
Distribution and service fees	991,599
Accounting and legal services fees	276,947
Transfer agent fees	1,066,413
Trustees’ fees	92,121
State registration fees	226,654
Printing and postage	272,703
Professional fees	138,686
Custodian fees	1,506,073
Registration and filing fees	49,600
Other	52,393

Total expenses	17,578,446
Less expense reductions	(138,076)

Net expenses	17,440,370

Net investment income	40,352,982

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(66,246,870)
Investments in affiliated issuers	(876)
Futures contracts	1,186,102
Foreign currency transactions	6,279,940

(58,781,704)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	100,292,950
Investments in affiliated issuers	(6,358)
Futures contracts	(3,785,102)
Translation of assets and liabilities in foreign currencies	(565,720)

95,935,770

Net realized and unrealized gain	37,154,066

Increase in net assets from operations	$77,507,048

24	International Core Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	2-28-13	2-29-12

Increase (decrease) in net assets

From operations
Net investment income	$40,352,982	$41,312,921
Net realized loss	(58,781,704)	(1,026,871)
Change in net unrealized appreciation (depreciation)	95,935,770	(181,194,192)

Increase (decrease) in net assets resulting from operations	77,507,048	(140,908,142)

Distributions to shareholders
From net investment income
Class A	(2,647,541)	(6,432,365)
Class B	(81,696)	(26,198)
Class C	(110,204)	(31,262)
Class I	(18,793,937)	(7,098,312)
Class R1	(8,398)	(2,560)
Class R2	(3,287)	—
Class R3	(1,054)	(359)
Class R4	(1,317)	(492)
Class R5	(2,763)	(1,226)
Class R6	(3,906)	(1,923)
Class 1	(1,358,914)	(779,516)
Class NAV	(21,987,219)	(15,625,962)

Total distributions	(45,000,236)	(30,000,175)

From Fund share transactions	(478,701,052)	154,369,410

Total decrease	(446,194,240)	(16,538,907)

Net assets

Beginning of year	1,585,775,142	1,602,314,049

End of year	$1,139,580,902	$1,585,775,142

Undistributed net investment income	$17,198,315	$11,462,292

See notes to financial statements	Annual report | International Core Fund	25

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	2-28-13	2-29-12	2-28-11	2-28-10	2-28-09

Per share operating performance

Net asset value, beginning of period	$27.72	$30.85	$25.74	$18.43	$39.06
Net investment income[1]	0.71	0.58	0.33	0.24	0.76
Net realized and unrealized gain (loss) on investments	1.31	(3.32)	5.09	7.59	(18.65)
Total from investment operations	2.02	(2.74)	5.42	7.83	(17.89)
Less distributions
From net investment income	(0.93)	(0.39)	(0.31)	(0.52)	(1.56)
From net realized gain	—	—	—	—	(1.18)
Total distributions	(0.93)	(0.39)	(0.31)	(0.52)	(2.74)
Net asset value, end of period	$28.81	$27.72	$30.85	$25.74	$18.43
Total return (%)[2,3]	7.41	(8.73)	21.13	42.33	(47.16)

Ratios and supplemental data

Net assets, end of period (in millions)	$91	$374	$333	$225	$54
Ratios (as a percentage of average net assets):
Expenses before reductions	1.58	1.58	1.61	1.95[4]	1.75
Expenses net of fee waivers	1.58	1.58	1.60	1.66[4]	1.75
Expenses net of fee waivers and credits	1.58	1.58	1.60	1.62[4]	1.70
Net investment income	2.66	2.05	1.21	0.94	2.33
Portfolio turnover (%)	53	42	39	44	54

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

26	International Core Fund | Annual report	See notes to financial statements

CLASS B SHARES Period ended	2-28-13	2-29-12	2-28-11	2-28-10	2-28-09

Per share operating performance

Net asset value, beginning of period	$27.61	$30.70	$25.62	$18.36	$38.80
Net investment income[1]	0.42	0.44	0.18	0.17	0.53
Net realized and unrealized gain (loss) on investments	1.41	(3.34)	5.01	7.44	(18.49)
Total from investment operations	1.83	(2.90)	5.19	7.61	(17.96)
Less distributions
From net investment income	(0.74)	(0.19)	(0.11)	(0.35)	(1.30)
From net realized gain	—	—	—	—	(1.18)
Total distributions	(0.74)	(0.19)	(0.11)	(0.35)	(2.48)
Net asset value, end of period	$28.70	$27.61	$30.70	$25.62	$18.36
Total return (%)[2,3]	6.71	(9.38)	20.28	41.35	(47.53)

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$4	$5	$6	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	2.94	2.49	2.36	3.07[4]	2.75
Expenses net of fee waivers	2.30	2.30	2.30	2.36[4]	2.63
Expenses net of fee waivers and credits	2.30	2.30	2.30	2.33[4]	2.40
Net investment income	1.56	1.58	0.65	0.69	1.64
Portfolio turnover (%)	53	42	39	44	54

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS C SHARES Period ended	2-28-13	2-29-12	2-28-11	2-28-10	2-28-09

Per share operating performance

Net asset value, beginning of period	$27.61	$30.71	$25.62	$18.36	$38.81
Net investment income[1]	0.42	0.43	0.17	0.15	0.55
Net realized and unrealized gain (loss) on investments	1.41	(3.34)	5.03	7.46	(18.52)
Total from investment operations	1.83	(2.91)	5.20	7.61	(17.97)
Less distributions
From net investment income	(0.74)	(0.19)	(0.11)	(0.35)	(1.30)
From net realized gain	—	—	—	—	(1.18)
Total distributions	(0.74)	(0.19)	(0.11)	(0.35)	(2.48)
Net asset value, end of period	$28.70	$27.61	$30.71	$25.62	$18.36
Total return (%)[2,3]	6.71	(9.41)	20.32	41.35	(47.55)

Ratios and supplemental data

Net assets, end of period (in millions)	$4	$4	$5	$5	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	2.77	2.50	2.47	2.69[4]	2.59
Expenses net of fee waivers	2.30	2.30	2.30	2.36[4]	2.43
Expenses net of fee waivers and credits	2.30	2.30	2.30	2.33[4]	2.40
Net investment income	1.54	1.53	0.62	0.60	1.69
Portfolio turnover (%)	53	42	39	44	54

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Annual report | International Core Fund	27

CLASS I SHARES Period ended	2-28-13	2-29-12	2-28-11	2-28-10	2-28-09

Per share operating performance

Net asset value, beginning of period	$27.78	$30.94	$25.80	$18.45	$39.20
Net investment income[1]	0.68	0.72	0.45	0.35	0.94
Net realized and unrealized gain (loss) on investments	1.49	(3.36)	5.12	7.63	(18.77)
Total from investment operations	2.17	(2.64)	5.57	7.98	(17.83)
Less distributions
From net investment income	(1.05)	(0.52)	(0.43)	(0.63)	(1.74)
From net realized gain	—	—	—	—	(1.18)
Total distributions	(1.05)	(0.52)	(0.43)	(0.63)	(2.92)
Net asset value, end of period	$28.90	$27.78	$30.94	$25.80	$18.45
Total return (%)[2,3]	7.92	(8.33)	21.73	43.10	(46.91)

Ratios and supplemental data

Net assets, end of period (in millions)	$392	$411	$291	$84	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.17	1.16	1.12	1.06	2.37
Expenses net of fee waivers	1.17	1.16	1.12	1.06	1.18
Expenses net of fee waivers and credits	1.17	1.16	1.12	1.06	1.18
Net investment income	2.49	2.54	1.61	1.34	2.87
Portfolio turnover (%)	53	42	39	44	54

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

CLASS R1 SHARES Period ended	2-28-13	2-29-12	2-28-11	2-28-10	2-28-09

Per share operating performance

Net asset value, beginning of period	$27.66	$30.77	$25.67	$18.36	$38.94
Net investment income[1]	0.51	0.53	0.24	0.23	0.69
Net realized and unrealized gain (loss) on investments	1.43	(3.33)	5.06	7.50	(18.54)
Total from investment operations	1.94	(2.80)	5.30	7.73	(17.85)
Less distributions
From net investment income	(0.85)	(0.31)	(0.20)	(0.42)	(1.55)
From net realized gain	—	—	—	—	(1.18)
Total distributions	(0.85)	(0.31)	(0.20)	(0.42)	(2.73)
Net asset value, end of period	$28.75	$27.66	$30.77	$25.67	$18.36
Total return (%)[2]	7.10	(9.00)	20.71	42.00	(47.16)

Ratios and supplemental data

Net assets, end of period (in millions)	—[3]	—[3]	—[3]	—[3]	—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	7.16	7.37	6.88	8.85[4]	15.16
Expenses net of fee waivers	1.90	1.90	1.92	1.92[4]	2.10
Expenses net of fee waivers and credits	1.90	1.90	1.92	1.92[4]	1.70
Net investment income	1.87	1.88	0.90	0.92	2.21
Portfolio turnover (%)	53	42	39	44	54

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
3 Less than $500,000.
4 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

28	International Core Fund | Annual report	See notes to financial statements

CLASS R2 SHARES Period ended	2-28-13[1]

Per share operating performance

Net asset value, beginning of period	$27.80
Net investment income[2]	0.59
Net realized and unrealized gain on investments	1.43
Total from investment operations	2.02
Less distributions
From net investment income	(0.91)
Net asset value, end of period	$28.91
Total return (%)[3]	7.39

Ratios and supplemental data

Net assets, end of period (in millions)	—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	20.70
Expenses net of fee waivers	1.65
Expenses including reductions and amounts recaptured	1.65
Net investment income	2.16
Portfolio turnover (%)	53

1 The inception date for Class R2 shares is 3-1-12.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Less than $500,000.

CLASS R3 SHARES Period ended	2-28-13	2-29-12	2-28-11	2-28-10[1]

Per share operating performance

Net asset value, beginning of period	$27.80	$30.94	$25.80	$23.33
Net investment income[2]	0.53	0.57	0.29	0.02
Net realized and unrealized gain (loss) on investments	1.46	(3.38)	5.08	2.90
Total from investment operations	1.99	(2.81)	5.37	2.92
Less distributions
From net investment income	(0.87)	(0.33)	(0.23)	(0.45)
Net asset value, end of period	$28.92	$27.80	$30.94	$25.80
Total return (%)[3]	7.28	(8.95)	20.87	12.40[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]	—[5]	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	47.36	45.66	44.55	10.97[6]
Expenses net of fee waivers	1.80	1.80	1.83	1.91[6]
Expenses net of fee waivers and credits	1.80	1.80	1.83	1.91[6]
Net investment income	1.93	2.01	1.05	0.10[6]
Portfolio turnover (%)	53	42	39	44

1 The inception date for Class R3 shares is 5-22-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.

See notes to financial statements	Annual report | International Core Fund	29

CLASS R4 SHARES Period ended	2-28-13	2-29-12	2-28-11	2-28-10[1]

Per share operating performance

Net asset value, beginning of period	$27.79	$30.94	$25.80	$23.33
Net investment income[2]	0.64	0.65	0.37	0.08
Net realized and unrealized gain (loss) on investments	1.44	(3.38)	5.08	2.91
Total from investment operations	2.08	(2.73)	5.45	2.99
Less distributions
From net investment income	(0.98)	(0.42)	(0.31)	(0.52)
Net asset value, end of period	$28.89	$27.79	$30.94	$25.80
Total return (%)[3]	7.61	(8.67)	21.21	12.69[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]	—[5]	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	42.45	42.74	44.22	10.71[6]
Expenses net of fee waivers	1.43	1.50	1.53	1.61[6]
Expenses net of fee waivers and credits	1.43	1.50	1.53	1.61[6]
Net investment income	2.34	2.29	1.34	0.40[6]
Portfolio turnover (%)	53	42	39	44

1 The inception date for class R4 shares is 5-22-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.

CLASS R5 SHARES Period ended	2-28-13	2-29-12	2-28-11	2-28-10[1]

Per share operating performance

Net asset value, beginning of period	$27.78	$30.94	$25.79	$23.33
Net investment income[2]	0.70	0.73	0.44	0.14
Net realized and unrealized gain (loss) on investments	1.45	(3.38)	5.10	2.91
Total from investment operations	2.15	(2.65)	5.54	3.05
Less distributions
From net investment income	(1.03)	(0.51)	(0.39)	(0.59)
Net asset value, end of period	$28.90	$27.78	$30.94	$25.79
Total return (%)[3]	7.88	(8.38)	21.59	12.95[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]	—[5]	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	21.14	20.87	31.41	10.50[6]
Expenses net of fee waivers	1.20	1.20	1.22	1.31[6]
Expenses net of fee waivers and credits	1.20	1.20	1.22	1.31[6]
Net investment income	2.57	2.58	1.58	0.70[6]
Portfolio turnover (%)	53	42	39	44

1 The inception date for Class R5 shares is 5-22-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.

30	International Core Fund | Annual report	See notes to financial statements

CLASS R6 SHARES Period ended	2-28-13	2-29-12[1]

Per share operating performance

Net asset value, beginning of period	$27.82	$28.00
Net investment income[2]	0.73	0.26
Net realized and unrealized gain on investments	1.45	0.10
Total from investment operations	2.18	0.36
Less distributions
From net investment income	(1.06)	(0.54)
Net asset value, end of period	$28.94	$27.82
Total return (%)[3]	7.95	1.49[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	21.97	16.83[6]
Expenses net of fee waivers	1.12	1.12[6]
Expenses including reductions and amounts recaptured	1.12	1.12[6]
Net investment income	2.66	1.98[6]
Portfolio turnover (%)	53	42[7]

1 The inception date for Class R6 shares is 9-1-11.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 3-1-11 to 2-29-12.

CLASS 1 SHARES Period ended	2-28-13	2-29-12	2-28-11	2-28-10	2-28-09

Per share operating performance

Net asset value, beginning of period	$27.82	$30.99	$25.84	$18.48	$39.22
Net investment income[1]	0.75	0.79	0.50	0.46	0.93
Net realized and unrealized gain (loss) on investments	1.44	(3.41)	5.09	7.54	(18.74)
Total from investment operations	2.19	(2.62)	5.59	8.00	(17.81)
Less distributions
From net investment income	(1.07)	(0.55)	(0.44)	(0.64)	(1.75)
From net realized gain	—	—	—	—	(1.18)
Total distributions	(1.07)	(0.55)	(0.44)	(0.64)	(2.93)
Net asset value, end of period	$28.94	$27.82	$30.99	$25.84	$18.48
Total return (%)[2]	8.00	(8.27)	21.75	43.11	(46.83)

Ratios and supplemental data

Net assets, end of period (in millions)	$37	$39	$47	$44	$34
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.08	1.07	1.07	1.08[3]	1.10
Expenses net of fee waivers	1.08	1.07	1.07	1.07[3]	1.10
Expenses including reductions and amounts recaptured	1.08	1.07	1.07	1.07[3]	1.10
Net investment income	2.76	2.76	1.83	1.83	2.88
Portfolio turnover (%)	53	42	39	44	54

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
3 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Annual report | International Core Fund	31

CLASS NAV SHARES Period ended	2-28-13	2-29-12	2-28-11	2-28-10	2-28-09

Per share operating performance

Net asset value, beginning of period	$27.80	$30.98	$25.82	$18.47	$39.21
Net investment income[1]	0.82	0.81	0.51	0.49	0.99
Net realized and unrealized gain (loss) on investments	1.38	(3.43)	5.10	7.51	(18.78)
Total from investment operations	2.20	(2.62)	5.61	8.00	(17.79)
Less distributions
From net investment income	(1.08)	(0.56)	(0.45)	(0.65)	(1.77)
From net realized gain	—	—	—	—	(1.18)
Total distributions	(1.08)	(0.56)	(0.45)	(0.65)	(2.95)
Net asset value, end of period	$28.92	$27.80	$30.98	$25.82	$18.47
Total return (%)[2]	8.06	(8.24)	21.85	43.14	(46.80)

Ratios and supplemental data

Net assets, end of period (in millions)	$611	$753	$920	$800	$603
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03	1.02	1.02	1.04[3]	1.04
Expenses net of fee waivers	1.03	1.02	1.02	1.02[3]	1.04
Expenses including reductions and amounts recaptured	1.03	1.02	1.02	1.02[3]	1.04
Net investment income	3.03	2.84	1.87	1.99	3.06
Portfolio turnover (%)	53	42	39	44	54

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
3 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

32	International Core Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock International Core Fund (the Fund) is a series of John Hancock III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek high total return.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares and Class C shares are offered to all investors. Effective April 12, 2013, Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R1 shares, Class R2 shares, Class R3 shares, Class R4 shares and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur

Annual report | International Core Fund	33

between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of February 28, 2013, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 2-28-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Australia	$74,122,440	—	$74,122,440	—
Austria	9,169,445	—	9,169,445	—
Belgium	20,710,826	—	20,710,826	—
Canada	32,106,597	$32,106,597	—	—
China	1,086,878	—	1,086,878	—
Denmark	11,873,125	—	11,873,125	—
Finland	7,117,614	—	7,117,614	—
France	126,649,026	—	126,649,026	—
Germany	73,420,735	—	73,420,735	—
Greece	4,106,450	—	4,106,450	—
Hong Kong	11,112,435	—	11,112,435	—
Ireland	7,410,277	—	7,410,277	—
Israel	2,540,930	—	2,540,930	—
Italy	57,283,831	—	57,283,831	—
Japan	261,527,101	—	261,527,101	—
Jersey, C.I.	1,003,620	—	1,003,620	—
Netherlands	37,944,687	—	37,944,687	—
New Zealand	8,506,481	—	8,506,481	—
Norway	4,445,055	—	4,445,055	—
Portugal	3,732,085	—	3,732,085	—
Singapore	14,506,214	—	14,506,214	—
Spain	82,979,041	—	82,979,041	—
Sweden	10,166,079	—	10,166,079	—
Switzerland	15,151,229	—	15,151,229	—
United Kingdom	199,119,445	—	199,119,445	—

34	International Core Fund | Annual report

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 2-28-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Preferred Securities	$10,440,550	—	$10,440,550	—
Securities Lending
Collateral	65,450,328	$65,450,328	—	—
Short-Term Investments	38,967,563	38,967,563	—	—

Total Investments
in Securities	$1,192,650,087	$136,524,488	$1,056,125,599	—
Other Financial
Instruments:
Futures	($1,012,863)	($1,017,027)	$4,164	—
Forward Foreign
Currency Contracts	$472,225	—	$472,225	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, which has a floating net asset value (NAV) and invests in short term investments as part of the securities lending program, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral and through securities lending provider indemnification, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value or possible loss of rights in the collateral should the borrower fail financially. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Annual report | International Core Fund	35

Foreign taxes. The Fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which it invests. Taxes are accrued based upon net investment income, net realized gains or net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended February 28, 2013 were $2,847. For the year ended February 28, 2013, the Fund had no borrowings under the line of credit. The current agreement will expire on March 31, 2013 and will be replaced with a new agreement which will enable the Fund to participate in a $300 million unsecured line of credit, also with Citibank, with terms otherwise similar to the existing agreement.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

36	International Core Fund | Annual report

For federal income tax purposes, the Fund has a capital loss carryforward of $220,110,762 available to offset future net realized capital gains as of February 28, 2013. The following table details the capital loss carryforward available as of February 28, 2013:

CAPITAL LOSS CARRYFORWARD
EXPIRING	EXPIRING	NO EXPIRATION DATE

FEBRUARY 28, 2018	FEBRUARY 28, 2019	SHORT TERM	LONG TERM
$173,798,079	$7,043,412	$7,502,125	$31,767,146

Availability of a certain amount of the loss carryforward may be limited in a given year. Net capital losses of $7,594,063 that are the result of security transactions occurring after October 31, 2012, are treated as occurring on March 1, 2013, the first day of the Fund’s next taxable year.

As of February 28, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended February 28, 2013 and February 29, 2012 was as follows:

	FEBRUARY 28, 2013	FEBRUARY 29, 2012

Ordinary Income	$45,000,236	$30,000,175

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of February 28, 2013, the components of distributable earnings on a tax basis consisted of $21,505,557 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, passive foreign investment companies, wash sale loss deferrals, derivative transactions and litigation proceeds.

New accounting pronouncements. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities and in January 2013, Accounting Standards Update No. 2013-1, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. These updates may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Annual report | International Core Fund	37

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

The Fund has entered into collateral agreements with certain counterparties to mitigate counterparty risk on over-the-counter derivatives. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the Fund is held by the custodian bank for the benefit of the Fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the Fund is held in a segregated account at the Fund’s custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statement of assets and liabilities. As of February 28, 2013, $572,627 was posted by the Fund for the benefit of counterparties.

Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable/payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the year ended February 28, 2013, the Fund used futures contracts to gain exposure to certain securities markets. During the year ended February 28, 2013, the Fund held futures contracts with notional values ranging from $73 million to $135 million, as measured at each quarter end. The following table summarizes the contracts held at February 28, 2013.

38	International Core Fund | Annual report

	NUMBER					UNREALIZED
OPEN	OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

CAC 40 Index Futures	18	Long	3/15/13	$856,968	$874,901	$17,933
DAX Index Futures	39	Long	3/15/13	9,723,695	9,865,695	142,000
FTSE MIB Index	151	Long	3/15/13	16,936,781	15,689,226	(1,247,555)
Futures
SGX MSCI Singapore	73	Long	3/27/13	4,388,383	4,352,649	(35,734)
Index Futures
TOPIX Index Futures	138	Long	3/8/13	13,242,552	14,494,271	1,251,719
ASX SPI 200 Index	54	Short	3/21/13	(6,528,166)	(7,012,002)	(483,836)
Futures
S&P TSE 60 Index	145	Short	3/14/13	(20,087,628)	(20,745,018)	(657,390)
Futures
Total						($1,012,863)

Notional basis refers to the contractual amount agreed upon at inception of the open contracts; notional value represents the current value of the open contracts.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the year ended February 28, 2013, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates. During the year ended February 28, 2013, the Fund held forward foreign currency contracts with USD notional values ranging from $263.6 million to $316.4 million, as measured at each quarter end. The following table summarizes the contracts held at February 28, 2013.

	PRINCIPAL AMOUNT	PRINCIPAL AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys
HKD	64,103,389	$8,268,620	Bank of America	4-19-13	($581)
			N.A.
HKD	58,456,799	7,540,293	Brown Brothers	4-19-13	(549)
			Harriman &
			Company
HKD	41,093,478	5,300,846	Morgan Stanley	4-19-13	(619)
			Capital Services,
			Inc.
HKD	64,103,389	8,268,898	Mellon Bank NA	4-19-13	(858)
HKD	24,623,000	3,176,067	JPMorgan Chase	4-19-13	(198)
			Bank
HKD	41,093,478	5,300,421	Barclays Bank PLC	4-19-13	(195)
HKD	81,092,551	10,459,978	State Street Bank &	4-19-13	(681)
			Trust Company

Annual report | International Core Fund	39

	PRINCIPAL AMOUNT	PRINCIPAL AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys continued
GBP	3,601,435	$5,566,706	JPMorgan Chase	4-19-13	($97,814)
			Bank
GBP	1,977,736	3,057,333	Mellon Bank NA	4-19-13	(54,079)
GBP	3,899,895	6,028,068	Brown Brothers	4-19-13	(105,955)
			Harriman &
			Company
GBP	1,994,865	3,086,764	Royal Bank of	4-19-13	(57,499)
			Scotland PLC
SGD	19,608,202	15,833,612	Bank of America	4-19-13	16,454
			N.A.
SGD	3,337,439	2,695,167	Mellon Bank NA	4-19-13	2,614
SGD	1,285,689	1,038,175	Morgan Stanley	4-19-13	1,097
			Capital Services,
			Inc.
SGD	9,439,547	7,621,265	Barclays Bank PLC	4-19-13	9,085
SGD	11,058,671	8,926,072	State Street Bank &	4-19-13	13,079
			Trust Company
SGD	1,942,000	1,567,633	JPMorgan Chase	4-19-13	2,160
			Bank
SGD	3,752,879	3,030,112	Royal Bank of	4-19-13	3,485
			Scotland PLC
SEK	16,592,546	2,618,327	Barclays Bank PLC	4-19-13	(49,338)
SEK	9,275,289	1,464,296	Brown Brothers	4-19-13	(28,223)
			Harriman &
			Company
SEK	41,461,187	6,549,951	Deutsche Bank AG	4-19-13	(130,604)
			London
SEK	13,070,974	2,061,273	Bank of America	4-19-13	(37,522)
			N.A.
CHF	7,285,000	7,886,051	Bank of America	4-19-13	(79,333)
			N.A.
CHF	10,906,840	11,815,320	Morgan Stanley	4-19-13	(127,382)
			Capital Services,
			Inc.
CHF	8,357,010	9,054,427	JPMorgan Chase	4-19-13	(98,927)
			Bank
CHF	5,424,630	5,876,154	Brown Brothers	4-19-13	(63,037)
			Harriman &
			Company
CHF	1,246,125	1,349,635	Barclays Bank PLC	4-19-13	(14,269)
CHF	4,319,776	4,685,223	Deutsche Bank AG	4-19-13	(56,085)
			London
CHF	4,485,557	4,856,049	State Street Bank &	4-19-13	(49,257)
			Trust Company
Total		$164,982,736			($1,005,031)

Sells
AUD	562,862	$579,334	State Street Bank &	4-19-13	$5,001
			Trust Company
AUD	1,869,851	1,925,825	Mellon Bank NA	4-19-13	17,865
AUD	4,102,760	4,223,828	Bank of America	4-19-13	37,450
			N.A.

40	International Core Fund | Annual report

	PRINCIPAL AMOUNT	PRINCIPAL AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Sells continued
AUD	1,897,502	$1,954,503	Brown Brothers	4-19-13	$18,328
			Harriman &
			Company
AUD	8,104,562	8,345,778	Morgan Stanley	4-19-13	76,038
			Capital Services,
			Inc.
AUD	5,579,237	5,745,610	Barclays Bank PLC	4-19-13	52,663
CAD	1,439,388	1,418,625	Royal Bank of	4-19-13	20,705
			Scotland PLC
CAD	5,849,825	5,769,570	Barclays Bank PLC	4-19-13	88,275
CAD	6,671,168	6,574,561	JPMorgan Chase	4-19-13	95,586
			Bank
CAD	6,572,429	6,486,758	Bank of America	4-19-13	103,677
			N.A.
CAD	835,807	825,180	Morgan Stanley	4-19-13	13,452
			Capital Services,
			Inc.
CAD	5,093,827	5,029,947	Mellon Bank NA	4-19-13	82,870
CAD	5,093,827	5,026,497	State Street Bank &	4-19-13	79,420
			Trust Company
DKK	29,337,547	5,252,025	Barclays Bank PLC	4-19-13	103,170
DKK	2,212,781	396,159	Brown Brothers	4-19-13	7,807
			Harriman &
			Company
EUR	6,147,461	8,203,233	State Street Bank &	4-19-13	160,260
			Trust Company
EUR	4,020,944	5,375,315	Royal Bank of	4-19-13	114,550
			Scotland PLC
EUR	8,338,399	11,133,681	Brown Brothers	4-19-13	224,213
			Harriman &
			Company
EUR	1,152,552	1,538,553	Mellon Bank NA	4-19-13	30,622
EUR	4,639,676	6,203,247	Deutsche Bank AG	4-19-13	132,970
			London
EUR	1,152,552	1,537,805	Bank of America	4-19-13	29,874
			N.A.
EUR	4,525,960	6,043,972	JPMorgan Chase	4-19-13	122,474
			Bank
EUR	4,025,835	5,374,256	Morgan Stanley	4-19-13	107,092
			Capital Services,
			Inc.
JPY	111,020,868	1,187,826	JPMorgan Chase	4-19-13	(14,515)
			Bank
JPY	1,086,870,175	11,624,728	Morgan Stanley	4-19-13	(145,943)
			Capital Services,
			Inc.
JPY	514,361,341	5,503,816	Bank of America	4-19-13	(66,654)
			N.A.
JPY	152,430,105	1,630,103	Mellon Bank NA	4-19-13	(20,696)
JPY	898,395,891	9,614,168	Barclays Bank PLC	4-19-13	(115,350)
JPY	661,566,036	7,068,013	Deutsche Bank AG	4-19-13	(96,666)
			London
NZD	3,685,759	3,099,244	Barclays Bank PLC	4-19-13	54,867

Annual report | International Core Fund	41

	PRINCIPAL AMOUNT	PRINCIPAL AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Sells continued
NZD	3,685,759	$3,098,544	Brown Brothers	4-19-13	$54,167
			Harriman &
			Company
NOK	10,141,365	1,821,686	Brown Brothers	4-19-13	52,610
			Harriman &
			Company
NOK	10,141,365	1,820,151	Bank of America	4-19-13	51,074
			N.A.
Total		$151,432,541			$1,477,256

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at February 28, 2013 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Equity contracts	Receivable for futures	Futures*	$1,411,652	($2,424,515)

Foreign exchange	Receivable-payable for	Forward foreign	1,985,054	(1,512,829)
contracts	forward foreign currency	currency
	contracts	contracts
Total			$3,396,706	($3,937,344)

* Reflects cumulative appreciation/depreciation of futures as disclosed herein. Only the period end variation margin is separately disclosed on the Statement of asset and Liabilities.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended February 28, 2013:

	STATEMENT OF		FOREIGN
	OPERATIONS	FUTURES	CURRENCY
RISK	LOCATION	CONTRACTS	TRANSACTION*	TOTAL

Equity contracts	Net realized	$1,186,102	—	$1,186,102
	gain (loss)
Foreign exchange	Net realized	—	$6,888,792	6,888,792
contracts	gain (loss)
Total		$1,186,102	$6,888,792	$8,074,894

* Realized gain-loss associated with forward foreign currency contracts is included in the caption on the Statement of operations.

42	International Core Fund | Annual report

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended February 28, 2013:

			TRANSLATION
			OF ASSETS
	STATEMENT OF		AND LIABILITIES
	OPERATIONS	FUTURES	IN FOREIGN
RISK	LOCATION	CONTRACTS	CURRENCIES*	TOTAL

Equity contracts	Change in	($3,785,102)	—	($3,785,102)
	unrealized
	appreciation
	(depreciation)
Foreign exchange	Change in	—	($345,452)	($345,452)
contracts	unrealized
	appreciation
	(depreciation)
Total		($3,785,102)	($345,452)	($4,130,554)

* Change in unrealized appreciation-depreciation associated with forward foreign currency contracts is included in the caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Trust. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The Fund has an investment management agreement with the Advisor under which the Fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.920% of the first $100,000,000 of the Fund’s average daily net assets; b) 0.895% of the next $900,000,000; c) 0.880% of the next $1,000,000,000; d) 0.850% of the next $1,000,000,000; e) 0.825% of the next $1,000,000,000; and f) 0.800% of the Fund’s average daily net asset in excess of $4,000,000,000. The Advisor has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes certain expenses such as taxes, portfolio brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, acquired fund fees and expenses paid indirectly and short dividend expense. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.60%, 2.30%, 2.30%, 1.90%, 1.65%, 1.80%, 1.40%, 1.20% and 1.12% for Class A, Class B, Class C, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares, respectively. These expense limitations will remain in effect through June 30, 2013, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time. Prior to July 1, 2012, the fee waivers and/or

Annual report | International Core Fund	43

reimbursements were such that these expenses did not exceed 1.24%, 1.50% and 1.15% for Class I, Class R4 and Class 1, respectively.

Accordingly, these expense reductions amounted to $20,854, $19,954, $13,779, $18,657, $14,651, $14,664, $14,705 and $20,785 for Class B, Class C, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares, respectively, for the year ended February 28, 2013.

The investment management fees incurred for the year ended February 28, 2013 were equivalent to a net annual effective rate of 0.88% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended February 28, 2013 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R3, Class R4, Class R5 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1, Class R3, Class R4 and Class R5 shares, the Fund pays for certain other services. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b-1 FEE	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4[1]	0.25%	0.10%
Class R5	—	0.05%
Class 1	0.05%	—

1 Effective June 1, 2012, the Distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares to limit the 12b-1 fees on Class R4 shares to 0.15% of the average daily net assets of Class R4 shares, until at least June 31, 2013, unless renewed by mutual agreement of the Fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. Accordingly, the fee limitation amounted to $27 for Class R4 shares for the year ended February 28, 2013.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $133,789 for the year ended February 28, 2013. Of this amount, $22,625 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $107,275 was paid as sales commissions to broker-dealers and $3,889 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds

44	International Core Fund | Annual report

from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended February 28, 2013, CDSCs received by the Distributor amounted to $89, $3,699 and $100 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended February 28, 2013 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$896,696	$566,272	$43,626	$152,524
Class B	32,581	6,293	15,556	7,705
Class C	42,162	8,162	15,056	7,942
Class I	—	485,516	54,893	103,392
Class R1	1,368	74	14,286	315
Class R2	245	28	18,744	242
Class R3	166	9	14,613	111
Class R4	96	10	14,613	114
Class R5	23	21	14,613	170
Class R6	—	28	20,654	188
Class 1	18,262	—	—	—
Total	$991,599	$1,066,413	$226,654	$272,703

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Advisor or its affiliates. Under the John Hancock Group of Funds Deferred Compensation Plan (the Plan) which was terminated in November 2012, certain Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

Annual report | International Core Fund	45

Note 6 — Fund share transactions

Transactions in Fund shares for the years ended February 28, 2013 and February 29, 2012 were as follows:

		Year ended 2-28-13		Year ended 2-29-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	4,184,895	$113,473,414	9,664,641	$283,603,855
Distributions reinvested	92,891	2,589,802	256,155	6,396,207
Repurchased	(14,607,121)	(395,841,939)	(7,236,095)	(200,862,649)

Net increase (decrease)	(10,329,335)	($279,778,723)	2,684,701	$89,137,413

Class B shares

Sold	16,963	$453,201	19,415	$552,860
Distributions reinvested	2,780	77,294	1,017	25,331
Repurchased	(43,400)	(1,182,374)	(64,561)	(1,836,330)

Net decrease	(23,657)	($651,879)	(44,129)	($1,258,139)

Class C shares

Sold	26,519	$731,362	20,551	$588,450
Distributions reinvested	3,511	97,597	1,054	26,257
Repurchased	(35,376)	(961,865)	(40,063)	(1,110,406)

Net decrease	(5,346)	($132,906)	(18,458)	($495,699)

Class I shares

Sold	8,474,389	$232,106,900	7,061,327	$199,845,476
Distributions reinvested	666,942	18,627,692	280,468	7,011,688
Repurchased	(10,366,118)	(294,915,181)	(1,927,978)	(54,524,977)

Net increase (decrease)	(1,224,787)	($44,180,589)	5,413,817	$152,332,187

Class R1 shares

Sold	2,046	$56,945	2,236	$60,522
Distributions reinvested	302	8,398	102	2,560
Repurchased	(968)	(27,733)	(757)	(21,279)

Net increase	1,380	$37,610	1,581	$41,803

Class R2 shares[1]

Sold	3,597	$100,000	—	—

Net increase	3,597	$100,000	—	—

Class R3 shares

Sold	135	$3,372	—	—
Distributions reinvested	4	118	—	—

Net increase	139	$3,490	—	—

Class R4 shares

Sold	116	$3,182	160	$4,313
Distributions reinvested	10	266	1	39
Repurchased	—	—	—	(2)

Net increase	126	$3,448	161	$4,350

Class R5 shares

Sold	408	$10,959	672	$18,393
Distributions reinvested	59	1,655	27	680
Repurchased	(260)	(7,099)	(361)	(9,367)

Net increase	207	$5,515	338	$9,706

46	International Core Fund | Annual report

		Year ended 2-28-13		Year ended 2-29-12
	Shares	Amount	Shares	Amount
Class R6 shares[2]

Sold	217	$6,070	3,577	$100,148
Distributions reinvested	5	135	—	—

Net increase	222	$6,205	3,577	$100,148

Class 1 shares

Sold	75,968	$2,070,732	96,037	$2,833,836
Distributions reinvested	48,585	1,358,914	31,131	779,516
Repurchased	(237,152)	(6,491,709)	(242,275)	(6,879,292)

Net increase	(112,599)	($3,062,063)	(115,107)	($3,265,940)

Class NAV shares

Sold	4,217,064	$112,431,436	2,458,509	$67,970,413
Distributions reinvested	786,663	21,987,219	624,789	15,625,962
Repurchased	(10,977,300)	(285,469,815)	(5,700,418)	(165,832,794)

Net decrease	(5,973,573)	($151,051,160)	(2,617,120)	($82,236,419)

Net increase (decrease)	(17,663,626)	($478,701,052)	5,309,361	$154,369,410

1The inception date for Class R2 shares is 3-1-12.

2The inception date for Class R6 shares is 9-1-11.

Affiliates of the Fund owned 35%, 100%, 89%, 78%, 39%, 94% and 100% of shares of beneficial interest of Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class NAV, respectively, on February 28, 2013.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $732,074,939 and $1,184,006,395, respectively, for the year ended February 28, 2013.

Annual report | International Core Fund	47

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
John Hancock Funds III International Core Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Funds III International Core Fund (the “Fund”) at February 28, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2013 by correspondence with the custodian, transfer agent, and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 2013

48	International Core Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended February 28, 2013.

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Income derived from foreign sources was $41,050,907. The fund intends to pass through foreign tax credits of $1,709,112.

Eligible shareholders will be mailed a 2013 Form 1099-DIV in early 2014. This will reflect the tax character of all distributions paid in calendar year 2013.

Please consult a tax advisor regarding the tax consequences of your investment in the Fund.

Annual report | International Core Fund	49

Special Shareholder Meeting

Unaudited

On November 13, 2012, a Special Meeting of the Shareholders of John Hancock Funds III and each of its series, including John Hancock International Core Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Funds III.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	657,515,396.49	7,284,346.35
Peter S. Burgess	657,435,609.53	7,364,133.30
William H. Cunningham	654,078,766.31	10,720,976.53
Grace K. Fey	657,602,863.91	7,196,878.92
Theron S. Hoffman	657,614,243.23	7,185,499.60
Deborah C. Jackson	657,542,023.74	7,257,719.09
Hassell H. McClellan	657,319,823.50	7,479,919.34
James M. Oates	656,971,552.43	7,828,190.40
Steven R. Pruchansky	657,559,900.72	7,239,842.11
Gregory A. Russo	658,072,539.03	6,727,203.80
Non-Independent Trustees
James R. Boyle	657,895,765.77	6,903,977.06
Craig Bromley	657,588,989.57	7,210,753.26
Warren A. Thomson	657,817,862.75	6,981,880.08

50	International Core Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund as of December 1, 2012. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James M. Oates,[2] Born: 1946	2012	234

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut
River Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).
Trustee and Chairperson of the Board, John Hancock retail funds (since 2012); Trustee, John Hancock
Funds III (2005–2006 and since 2012); Trustee (since 2004) and Chairperson of the Board (since
2005), John Hancock Variable Insurance Trust; Trustee and Chairperson of the Board (since 2005),
John Hancock Funds II.

Charles L. Bardelis,[2,3] Born: 1941	2012	234

Director, Island Commuter Corp. (marine transport). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance
Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2,3] Born: 1942	2012	234

Consultant (financial, accounting and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
former Director, PMA Capital Corporation (2004–2010). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2006	234

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas
System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since
2009); Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance);
Director, Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former
Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition
Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley)
(until 2009); former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin)
(until 2009). Trustee, John Hancock retail funds (since 1986); Trustee, John Hancock Variable Insurance
Trust (since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

Grace K. Fey,[2] Born: 1946	2012	234

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President,
Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Annual report | International Core Fund	51

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Theron S. Hoffman,[2,3] Born: 1947	2012	234

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000). Trustee, John Hancock retail funds (since 2012); Trustee,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	234

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).
Trustee, John Hancock retail funds (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan,[2] Born: 1945	2012	234

Associate Professor, The Wallace E. Carroll School of Management, Boston College (since 1984);
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director,
The Barnes Group (since 2010). Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock
Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2006	234

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011–2012),
John Hancock retail funds; Trustee and Vice Chairperson of the Board, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012).

Gregory A. Russo, Born: 1949	2008	234

Director and Audit Committee Chairman (since 2012) and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester
County, New York, Chamber of Commerce (1986–1992); Director, Treasurer and Chairman of
Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of
Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).
Trustee, John Hancock retail funds (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

52	International Core Fund | Annual report

Non-Independent Trustees[4]

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle,[2] Born: 1959	2012	234

Senior Executive Vice President, John Hancock Financial Services (since 1999, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC and John Hancock
Investment Management Services, LLC (2005–2010). Trustee, John Hancock retail funds (since 2012 and
2005–2010), Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Craig Bromley,[2] Born: 1966	2012	234

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife (Japan) (2005–2012), including prior positions).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Warren A. Thomson,[2] Born: 1955	2012	234

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation (since
2001, including prior positions); Director, Manulife Trust Company and Manulife Bank of Canada (since
2001, including prior positions); Director and Chairman, Manulife Asset Management (2001–2013,
including prior positions). Trustee, John Hancock retail funds, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Hugh McHaffie, Born: 1959		2012

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010). President (since 2012) and former Trustee (2010–2012), John Hancock retail funds; President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

Andrew G. Arnott, Born: 1971		2009

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); President, John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice President, John Hancock retail funds (since 2007, including prior positions); Executive Vice President, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2006).

Annual report | International Core Fund	53

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

John Hancock retail funds is comprised of John Hancock Funds III and 33 other John Hancock funds consisting of 23 series of other John Hancock trusts and 10 closed-end funds.

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210–2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800–225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Became a Trustee of the Fund effective December 1, 2012.

3 Member of Audit Committee.

4 Because Messrs. Bromley and Thomson are senior executives or directors and Mr. Boyle held prior positions as a senior executive and director of the Advisor and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

54	International Core Fund | Annual report

More information

Trustees	Investment advisor
James M. Oates, Chairman	John Hancock Investment Management
Steven R. Pruchansky, Vice Chairman	Services, LLC
Charles L. Bardelis*
James R. Boyle†	Subadvisor
Craig Bromley†	Grantham, Mayo, Van Otterloo & Co. LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott	Independent registered
Executive Vice President	public accounting firm
PricewaterhouseCoopers LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | International Core Fund	55

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock International Core Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	66A 2/13
MF135741	4/13

John Hancock
MUTUAL FUNDS

John Hancock
International Growth Fund

Annual Report
2.28.13

A look at performance

Total returns for the period ended February 28, 2013

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since			Since
	1-year	5-year	10-year	inception[1]	5-year	10-year	inception[1]

Class A	9.09	0.02	—	3.47	0.09	—	25.76

Class B	9.00	–0.07	—	3.49	–0.36	—	25.97

Class C	12.97	0.28	—	3.47	1.41	—	25.75

Class I2	15.23	1.47	—	4.71	7.59	—	36.23

Class 1[2]	15.29	1.51	—	4.74	7.79	—	36.52

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class 1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual until at least 6-30-13 for Class A, Class B, Class C and Class 1 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For Class I shares, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class 1
Net (%)	1.60	2.30	2.30	1.20	1.15
Gross (%)	1.66	4.00	3.34	1.20	1.16

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

See the following page for footnotes.

6	International Growth Fund | Annual report

		Without	With maximum
	Start date	sales charge	sales charge	Index 1	Index 2

Class B3	6-12-06	$12,597	$12,597	$12,599	$11,856

Class C3	6-12-06	12,575	12,575	12,599	11,856

Class I2	6-12-06	13,623	13,623	12,599	11,856

Class 1[2]	6-12-06	13,652	13,652	12,599	11,856

MSCI EAFE Growth Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure the performance of growth-oriented developed market stocks within Europe, Australasia and the Far East. The Index consists of 21 developed market country indexes.

MSCI EAFE Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index consists of 21 developed market country indexes.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 From 6-12-06.
2 For certain types of investors, as described in the Fund’s prospectuses.
3 The contingent deferred sales charge is not applicable.

Annual report | International Growth Fund	7

Management’s discussion of

Fund performance

By Grantham, Mayo, Van Otterloo & Co. LLC

For the 12 months ended February 28, 2013, stocks in international developed markets fared poorly early on amid renewed concerns about the European sovereign debt crisis, but subsequently rallied to end the period with healthy gains. A major turning point occurred in July, when European Central Bank (ECB) President Mario Draghi stated he would do “whatever it takes” to preserve the euro. In September, the ECB backed up that statement with a new bond-buying program, and central banks in the United States and Japan also announced stimulative measures. Against this backdrop, the Fund’s benchmark, the MSCI EAFE Growth Index, returned 10.27%, while the average foreign large growth fund category monitored by Morningstar Inc. finished at 7.47%.†

For the year, John Hancock International Growth Fund’s Class A shares returned 14.82%, excluding sales charges. Two inputs to our investment strategy — momentum and quality — steered us to a sizable overweighting in health care and to underweightings in energy and materials, all of which contributed to the Fund’s performance. In addition to its favorable sector allocation, stock selection was a net positive for the Fund. Two of the Fund’s contributors were large pharmaceutical companies: Switzerland-based Roche Holdings AG and the U.K.’s GlaxoSmithKline PLC. Also aiding performance was an overweighted stake in U.K-listed Lloyds Banking Group PLC and underweightings in BG Group PLC, a U.K.-based supplier of natural gas and crude oil, and metals miner Anglo American PLC, also headquartered in the U.K. Conversely, an out-of-benchmark stake in Dutch telecommunication services provider Koninklijke KPN NV was counterproductive for the Fund, given this stock’s significant decline. Other significant relative detractors were underweighted benchmark components that performed well, including two Japanese holdings, automaker Toyota Motor Corp. and information technology conglomerate Softbank Corp., as well as British consumer goods supplier Unilever NV.

This commentary reflects the views of the portfolio management team through the end of the period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Growth stocks may be subject to greater price fluctuations because their prices tend to place greater emphasis on earnings expectations. Hedging and other strategic transactions may increase volatility of a fund and, if the transaction is not successful, could result in a significant loss. For additional information on these and other risk considerations, please see the Fund’s prospectus.

† Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

8	International Growth Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2012 with the same investment held until February 28, 2013.

	Account value	Ending value	Expenses paid during
	on 9-1-12	on 2-28-13	period ended 2-28-13[1]

Class A	$1,000.00	$1,124.00	$8.43

Class B	1,000.00	1,119.80	12.09

Class C	1,000.00	1,120.00	12.09

Class I	1,000.00	1,126.40	6.54

Class 1	1,000.00	1,126.40	6.06

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | International Growth Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2012, with the same investment held until February 28, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 9-1-12	on 2-28-13	period ended 2-28-13[1]

Class A	$1,000.00	$1,016.90	$8.00

Class B	1,000.00	1,013.40	11.48

Class C	1,000.00	1,013.40	11.48

Class I	1,000.00	1,018.60	6.21

Class 1	1,000.00	1,019.10	5.76

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.60%, 2.30%, 2.30%, 1.24% and 1.15% for Class A, Class B, Class C, Class I and Class 1 shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

10	International Growth Fund | Annual report

Portfolio summary

Top 10 Holdings (20.9% of Net Assets on 2-28-13)[1,2]

Roche Holdings AG	3.0%	Rio Tinto PLC	1.9%

Nestle SA	2.6%	Bayer AG	1.8%

Diageo PLC	2.5%	GlaxoSmithKline PLC	1.7%

Novo Nordisk A/S, Class B	2.4%	Canadian National Railway Company	1.4%

British American Tobacco PLC	2.4%	SAP AG	1.2%

Sector Composition[1,3]

Health Care	17.6%	Information Technology	6.0%

Consumer Staples	17.0%	Telecommunication Services	4.2%

Financials	14.1%	Energy	2.1%

Consumer Discretionary	12.3%	Utilities	2.0%

Industrials	11.9%	Short-Term Investments & Other	6.3%

Materials	6.5%

Top 10 Countries[1,2,3]

Japan	20.6%	Australia	4.4%

United Kingdom	19.7%	Canada	3.1%

Germany	9.1%	Hong Kong	3.1%

Switzerland	8.7%	Denmark	3.0%

France	5.9%	Netherlands	2.3%

1 As a percentage of net assets on 2-28-13.
2 Cash and cash equivalents not included.
3 International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | International Growth Fund	11

Fund’s investments

As of 2-28-13

	Shares	Value

Common Stocks 92.5%		$153,538,711

(Cost $127,444,089)

Australia 4.4%		7,294,497
ALS, Ltd.	12,550	150,259

Australia & New Zealand Banking Group, Ltd.	5,801	169,898

Coca-Cola Amatil, Ltd.	14,738	218,339

Cochlear, Ltd.	1,549	111,989

CSL, Ltd.	32,342	1,979,721

Fortescue Metals Group, Ltd. (L)	39,487	189,796

Insurance Australia Group, Ltd.	20,323	118,098

Telstra Corp., Ltd.	232,057	1,087,031

Westfield Group	18,617	212,337

Westpac Banking Corp.	37,293	1,169,754

Woolworths, Ltd.	53,050	1,887,275

Austria 0.2%		303,345
Erste Group Bank AG (I)	9,465	303,345

Belgium 1.7%		2,781,863
Ageas	11,158	378,896

Anheuser-Busch InBev NV	18,369	1,721,929

Bekaert SA	2,847	77,197

Colruyt SA	5,243	258,302

Mobistar SA	3,858	91,148

UCB SA	2,262	130,456

Umicore SA	2,482	123,935

Canada 3.1%		5,150,332
Agrium, Inc.	2,400	248,529

BCE, Inc. (L)	8,100	365,158

Canadian National Railway Company	22,200	2,253,044

Canadian Pacific Railway, Ltd.	4,300	523,088

Enbridge, Inc. (L)	12,100	539,499

Potash Corp. of Saskatchewan, Inc.	5,300	212,668

Rogers Communications, Inc., Class B (L)	6,900	327,721

Royal Bank of Canada (L)	6,100	378,688

Saputo, Inc. (L)	3,100	153,429

Valeant Pharmaceuticals International, Inc. (I)	2,202	148,508

China 0.2%		366,639
AAC Technologies Holdings, Inc.	64,000	269,961

Yangzijiang Shipbuilding Holdings, Ltd.	124,000	96,678

12	International Growth Fund | Annual report	See notes to financial statements

	Shares	Value
Denmark 3.0%		$5,046,113
Chr Hansen Holding A/S	2,719	98,243

Coloplast A/S	9,287	484,488

GN Store Nord A/S	7,746	138,422

Novo Nordisk A/S, Class B	22,700	3,970,537

Novozymes A/S, B shares (L)	10,163	354,423

Finland 1.2%		1,987,175
Fortum OYJ	14,800	282,372

Kone OYJ (L)	9,800	790,663

Neste Oil OYJ	5,563	83,354

Nokia OYJ (L)	60,522	220,393

Nokian Renkaat OYJ	2,175	98,578

Orion OYJ, Series B	1,129	33,339

Sampo OYJ, Class A	7,410	272,922

Wartsila OYJ	4,454	205,554

France 5.9%		9,813,457
Air France KLM (I)	8,471	89,836

Alcatel-Lucent (I)	74,791	104,023

AtoS	1,239	92,047

BNP Paribas SA	8,168	456,059

Bureau Veritas SA	3,626	466,988

Carrefour SA	9,157	248,960

Casino Guichard Perrachon SA	1,736	174,235

Cie de Saint-Gobain	2,168	86,196

Cie Generale d’Optique Essilor International SA	8,519	876,873

Cie Generale des Etablissements Michelin	6,730	601,451

Credit Agricole SA (I)	30,813	289,846

Danone SA	4,423	306,460

Dassault Systemes SA	4,211	476,982

Eutelsat Communications	5,252	189,266

ICADE	1,054	94,547

Iliad SA	1,750	334,075

L’Oreal SA	5,245	783,186

Lafarge SA	5,412	363,640

Neopost SA	1,309	75,473

Remy Cointreau SA	1,588	200,619

Sanofi	21,282	2,009,433

Societe BIC SA	805	93,636

Societe Generale SA (I)	10,778	414,094

Sodexo	1,688	156,110

Suez Environnement Company	5,666	75,581

Unibail-Rodamco SE	849	196,093

Valeo SA	1,451	81,904

Vallourec SA	1,185	63,183

Wendel SA	1,507	166,000

Zodiac Aerospace	2,197	246,661

See notes to financial statements	Annual report | International Growth Fund	13

	Shares	Value
Germany 7.9%		$13,121,202
Allianz SE	6,714	917,508

Aurubis AG (L)	3,308	232,101

BASF SE	1,860	175,024

Bayer AG	30,335	3,004,786

Beiersdorf AG	4,102	357,492

Brenntag AG	1,097	156,409

Continental AG	2,724	319,278

Deutsche Lufthansa AG	14,583	294,173

Deutsche Post AG	19,911	446,277

Duerr AG	1,888	207,083

Fielmann AG	1,685	159,759

Freenet AG	14,485	323,590

Hannover Rueckversicherung AG	3,754	293,720

Henkel AG & Company, KGaA	3,229	238,882

Hochtief AG (I)	1,026	69,039

Hugo Boss AG	1,529	177,265

Kabel Deutschland Holding AG	2,312	200,488

Lanxess AG	2,130	180,349

Leoni AG	1,496	67,445

Merck KGaA	1,935	272,785

Metro AG	6,561	203,033

Muenchener Rueckversicherungs AG	7,062	1,267,640

Salzgitter AG	1,416	67,564

SAP AG	26,467	2,065,932

Sky Deutschland AG (I)	27,673	177,096

Software AG	2,230	87,932

Stada Arzneimittel AG	3,742	146,269

Suedzucker AG	7,485	327,796

Symrise AG	2,439	92,482

ThyssenKrupp AG (I)	10,549	237,259

TUI AG (I)	10,526	105,300

Volkswagen AG	876	180,526

Wacker Chemie AG	770	68,920

Guernsey, C.I. 0.1%		108,463
Resolution, Ltd.	27,419	108,463

Hong Kong 3.1%		5,089,940
ASM Pacific Technology, Ltd.	3,200	42,269

BOC Hong Kong Holdings, Ltd.	82,000	276,106

Cheung Kong Infrastructure Holdings, Ltd.	24,000	157,092

CLP Holdings, Ltd.	43,000	370,401

Esprit Holdings, Ltd.	39,800	51,871

Galaxy Entertainment Group, Ltd. (I)	105,000	440,168

Hang Seng Bank, Ltd.	16,500	266,076

Henderson Land Development Company, Ltd.	22,000	153,982

Hong Kong & China Gas Company, Ltd.	308,255	863,204

Hong Kong Exchanges & Clearing, Ltd.	12,100	217,671

Hong Kong Land Holdings, Ltd.	22,000	169,619

Jardine Matheson Holdings, Ltd.	1,600	101,004

14	International Growth Fund | Annual report	See notes to financial statements

	Shares	Value
Hong Kong (continued)
Luk Fook Holdings International, Ltd.	8,000	$26,536

New World Development Company, Ltd.	52,000	95,181

Noble Group, Ltd.	153,000	145,843

Power Assets Holdings, Ltd.	52,000	464,689

Sun Hung Kai Properties, Ltd.	22,000	340,044

The Link REIT	86,011	459,660

Wharf Holdings, Ltd.	40,000	350,706

Xinyi Glass Holdings Company, Ltd.	146,000	97,818

Ireland 1.3%		2,092,619
DCC PLC	5,439	191,202

Elan Corp. PLC (I)	21,034	235,834

Experian PLC	27,255	451,267

Kerry Group PLC	8,847	495,717

Paddy Power PLC	7,819	646,182

UBM PLC	6,165	72,417

Israel 0.3%		455,195
Israel Chemicals, Ltd.	9,130	118,082

Mellanox Technologies, Ltd. (I)	2,318	119,541

Teva Pharmaceutical Industries, Ltd.	5,814	217,572

Italy 0.8%		1,281,759
Assicurazioni Generali SpA	20,820	337,758

Atlantia SpA	13,487	233,411

Azimut Holding SpA	3,301	52,368

Fiat Industrial SpA	9,726	118,312

Fiat SpA (I)	36,416	195,150

Mediobanca SpA	10,194	61,633

Mediolanum SpA	13,878	76,615

UniCredit SpA (I)	40,615	206,512

Japan 20.6%		34,158,046
ABC-MART, Inc. (L)	3,300	115,117

Accordia Golf Company, Ltd.	85	80,178

Advantest Corp.	5,800	83,145

Aeon Company, Ltd.	11,400	128,127

Ajinomoto Company, Inc.	16,000	212,215

Anritsu Corp.	10,000	147,832

Astellas Pharma, Inc.	31,500	1,701,874

Calbee, Inc.	1,700	144,878

Canon, Inc.	15,800	573,131

Central Japan Railway Company, Ltd.	2,400	233,221

Century Tokyo Leasing Corp.	700	16,304

Chiyoda Corp.	7,000	87,321

Chugai Pharmaceutical Company, Ltd.	13,400	289,746

Credit Saison Company, Ltd.	6,100	129,562

Daihatsu Motor Company, Ltd.	9,000	182,751

Daito Trust Construction Company, Ltd.	5,900	528,207

Daiwa House Industry Company, Ltd.	15,000	275,293

Dena Company, Ltd. (L)	10,100	283,293

See notes to financial statements	Annual report | International Growth Fund	15

	Shares	Value
Japan (continued)
DIC Corp.	50,000	$100,273

Eisai Company, Ltd.	10,400	462,889

FANUC Corp.	2,800	431,955

Fast Retailing Company, Ltd.	2,400	658,074

Fuji Heavy Industries, Ltd.	21,000	313,726

Gree, Inc. (L)	6,100	74,233

Hankyu Hanshin Holdings, Inc.	20,000	109,824

Haseko Corp. (I)	96,000	84,572

Hino Motors, Ltd.	17,000	179,430

Hirose Electric Company, Ltd.	1,100	132,842

Hisamitsu Pharmaceutical Company, Inc.	7,600	440,170

Hitachi, Ltd.	38,000	213,037

Honda Motor Company, Ltd.	3,900	145,240

Hoya Corp.	18,500	354,704

Idemitsu Kosan Company, Ltd.	600	54,545

IHI Corp.	44,000	123,409

Inpex Corp.	57	303,019

Isuzu Motors, Ltd.	34,000	208,960

ITO EN, Ltd.	4,400	89,087

ITOCHU Corp.	67,300	776,463

Izumi Company, Ltd.	5,100	111,656

Japan Real Estate Investment Corp.	14	153,582

Japan Retail Fund Investment Corp.	47	91,858

Japan Tobacco, Inc.	18,000	567,811

JFE Holdings, Inc.	13,700	293,367

JGC Corp.	6,000	165,505

K’s Holding Corp.	4,700	121,160

Kakaku.com, Inc.	3,300	128,152

Kao Corp.	22,600	722,428

KDDI Corp.	13,000	975,773

Keio Corp.	24,000	191,810

Keyence Corp.	2,300	647,529

Kintetsu Corp. (L)	54,000	227,171

Kobe Steel, Ltd. (I)	111,000	149,559

Komatsu, Ltd.	11,400	287,314

Kubota Corp.	11,000	132,720

Lawson, Inc.	6,300	468,235

Leopalace21 Corp. (I)	35,800	130,460

Makita Corp.	2,900	131,065

Marubeni Corp.	31,000	226,272

Mazda Motor Corp. (I)	143,000	429,886

Medipal Holdings Corp.	15,200	196,408

Mitsubishi Corp.	21,100	418,348

Mitsubishi Estate Company, Ltd.	25,000	622,593

Mitsui Engineering & Shipbuilding Company, Ltd. (L)	38,000	73,735

Mitsui Fudosan Company, Ltd.	13,000	330,517

Mizuho Financial Group, Inc. (L)	355,600	782,115

Namco Bandai Holdings, Inc.	10,800	171,662

16	International Growth Fund | Annual report	See notes to financial statements

	Shares	Value
Japan (continued)
NEC Corp. (I)	70,000	$172,811

Nidec Corp. (L)	2,500	146,660

Nikon Corp.	13,000	292,060

Nintendo Company, Ltd.	3,300	318,862

Nippon Building Fund, Inc.	16	178,976

Nitori Holdings Company, Ltd.	4,550	338,436

Nitto Denko Corp.	7,600	446,600

Nomura Holdings, Inc.	31,600	181,213

Nomura Research Institute, Ltd.	8,300	187,946

NTT DOCOMO, Inc.	330	510,376

Odakyu Electric Railway Company, Ltd.	40,000	421,933

OJI Paper Company, Ltd.	36,000	137,014

Ono Pharmaceutical Company, Ltd.	3,000	159,067

Oracle Corp. Japan	2,000	84,122

Orient Corp. (I)(L)	44,500	148,222

Oriental Land Company, Ltd.	3,800	561,186

Panasonic Corp.	24,800	178,075

Park24 Company, Ltd.	9,800	179,075

Point, Inc.	1,230	45,379

Rakuten, Inc.	16,200	139,966

Ricoh Company, Ltd.	11,000	117,852

Sankyo Company, Ltd.	2,000	84,194

Santen Pharmaceutical Company, Ltd.	5,800	259,563

Sawai Pharmaceutical Company, Ltd.	1,200	130,233

Secom Company, Ltd.	3,000	153,998

Seven & I Holdings Company, Ltd. (L)	9,500	277,098

Seven Bank, Ltd.	38,600	101,580

Sharp Corp. (L)	24,000	75,956

Shimamura Company, Ltd.	2,400	245,162

Shimano, Inc.	4,600	329,526

Shimizu Corp.	23,000	73,912

Shin-Etsu Chemical Company, Ltd.	6,500	399,421

Shionogi & Company, Ltd.	4,100	83,534

Shiseido Company, Ltd.	11,400	150,942

SMC Corp.	1,200	208,055

Softbank Corp.	27,200	1,007,449

Stanley Electric Company, Ltd.	7,400	128,999

Sumitomo Metal Mining Company, Ltd.	8,000	125,994

Sumitomo Mitsui Financial Group, Inc.	8,200	327,980

Sumitomo Realty & Development Company, Ltd.	8,000	270,398

Sumitomo Rubber Industries, Ltd.	9,100	141,660

Suzuken Company, Ltd.	2,900	100,868

Suzuki Motor Corp.	4,400	105,169

Sysmex Corp.	4,300	225,155

Takeda Pharmaceutical Company, Ltd.	9,000	465,446

Terumo Corp.	9,000	394,936

Tobu Railway Company, Ltd.	46,000	252,536

Tokyo Gas Company, Ltd.	46,000	222,293

See notes to financial statements	Annual report | International Growth Fund	17

	Shares	Value
Japan (continued)
Tokyu Land Corp.	21,000	$158,475

Toray Industries, Inc.	30,000	184,951

Toshiba Corp.	54,000	248,547

Tosoh Corp.	20,000	54,334

Toyo Suisan Kaisha, Ltd.	6,000	175,691

Toyota Motor Corp.	10,400	534,270

Toyota Tsusho Corp.	7,500	190,981

Trend Micro, Inc.	9,300	262,745

Tsumura & Company, Ltd.	6,500	227,504

Unicharm Corp.	7,200	417,046

USS Company, Ltd.	2,050	225,319

Wacom Company, Ltd.	35	125,875

Yahoo Japan Corp.	1,071	453,361

Yamada Denki Company, Ltd. (L)	5,330	193,721

Jersey, C.I. 0.1%		141,654
Randgold Resources, Ltd.	1,706	141,654

Luxembourg 0.3%		544,819
Millicom International Cellular SA, SDR	2,829	221,511

SES SA	10,520	323,308

Macau 0.1%		214,633
Sands China, Ltd.	45,200	214,633

Netherlands 2.3%		3,794,186
ASML Holding NV	5,979	423,884

Gemalto NV	4,806	437,669

Heineken NV	1,782	132,746

Koninklijke Ahold NV	24,397	349,596

Koninklijke KPN NV (L)	20,425	69,103

Koninklijke Philips Electronics NV	13,642	385,748

Koninklijke Vopak NV (I)	2,680	192,838

Randstad Holdings NV	2,601	110,238

Reed Elsevier NV	10,553	160,141

Unilever NV (L)	39,597	1,532,223

New Zealand 0.1%		193,622
Telecom Corp. of New Zealand, Ltd.	96,744	193,622

Norway 0.8%		1,417,596
Aker Solutions ASA	6,730	132,648

Fred Olsen Energy ASA	798	34,652

Marine Harvest ASA (I)	77,620	81,764

Seadrill, Ltd.	7,178	260,425

Statoil ASA	17,132	424,705

Telenor ASA	5,289	113,900

TGS-NOPEC Geophysical Company ASA	3,803	143,485

Yara International ASA	4,727	226,017

Singapore 2.2%		3,607,333
CapitaCommercial Trust	98,000	131,333

Ezion Holdings, Ltd.	55,000	88,426

18	International Growth Fund | Annual report	See notes to financial statements

	Shares	Value
Singapore (continued)
Golden Agri-Resources, Ltd.	381,000	$199,448

Hyflux, Ltd.	74,500	84,400

Keppel Corp., Ltd.	18,400	172,045

Oversea-Chinese Banking Corp., Ltd.	12,006	97,705

SATS, Ltd.	60,000	142,293

SembCorp Industries, Ltd.	48,000	204,476

Singapore Exchange, Ltd.	41,000	251,236

Singapore Press Holdings, Ltd.	94,000	317,328

Singapore Technologies Engineering, Ltd.	126,000	431,677

Singapore Telecommunications, Ltd.	288,000	798,813

SMRT Corp., Ltd.	74,000	96,159

StarHub, Ltd.	66,000	223,336

United Overseas Bank, Ltd.	12,000	184,537

Wilmar International, Ltd.	40,000	114,690

Yanlord Land Group, Ltd. (I)	56,000	69,431

Spain 2.2%		3,581,775
Banco Bilbao Vizcaya Argentaria SA	26,771	258,798

Enagas SA	6,776	162,336

Grifols SA (I)	4,032	143,279

Iberdrola SA	70,100	347,063

Inditex SA	14,052	1,872,511

Red Electrica Corp. SA	4,532	250,750

Repsol SA	25,796	547,038

Sweden 2.2%		3,733,668
Assa Abloy AB, Series B	5,303	210,093

Boliden AB	3,137	52,997

Electrolux AB, Series B	3,825	97,668

Elekta AB, Series B	11,821	177,311

Hennes & Mauritz AB, B Shares	38,170	1,363,908

Investment AB Kinnevik	9,037	206,156

Investor AB, B Shares	4,631	135,271

Scania AB, Series B	11,951	248,453

Skandinaviska Enskilda Banken AB, Series A	29,941	310,790

Svenska Handelsbanken AB, Class A	7,506	324,311

Swedbank AB, Class A	18,128	433,985

Volvo AB, Series B	11,570	172,725

Switzerland 8.7%		14,523,969
ABB, Ltd. (I)	7,191	163,395

Actelion, Ltd. (I)	5,736	295,276

Adecco SA	1,545	88,133

Cie Financiere Richemont SA	4,266	341,051

Credit Suisse Group AG (I)	8,210	218,681

Geberit AG (I)	1,818	439,009

Glencore International PLC	15,574	91,318

Kuehne & Nagel International AG	736	84,587

Nestle SA	61,516	4,293,036

Novartis AG	12,556	850,385

See notes to financial statements	Annual report | International Growth Fund	19

	Shares	Value
Switzerland (continued)
Partners Group Holding AG	1,132	$261,288

Roche Holdings AG	21,673	4,941,425

Schindler Holding AG, Participation Certificates	1,119	172,998

SGS SA	248	627,964

Sonova Holding AG (I)	891	106,604

Straumann Holding AG	371	51,139

Swiss Re, Ltd.	4,688	373,565

Swisscom AG	377	171,358

Syngenta AG	868	367,446

The Swatch Group AG	1,453	147,712

The Swatch Group AG (Bearer Shares)	460	260,579

Xstrata PLC (I)	10,035	177,020

United Kingdom 19.7%		32,734,811
Aberdeen Asset Management PLC	47,733	310,619

Admiral Group PLC	15,134	286,492

Aegis Group PLC	30,499	110,332

Aggreko PLC	8,539	219,309

AMEC PLC	8,485	134,416

Anglo American PLC	17,069	498,010

ARM Holdings PLC	15,793	228,740

Ashmore Group PLC	29,107	158,222

Ashtead Group PLC	17,629	137,374

ASOS PLC (I)	3,058	126,879

Associated British Foods PLC (I)	6,487	181,956

AstraZeneca PLC	17,854	809,795

Babcock International Group PLC	13,055	212,352

Balfour Beatty PLC	25,151	108,580

Barclays PLC	161,878	752,913

Barratt Developments PLC (I)	34,507	125,402

BG Group PLC	20,877	369,216

BHP Billiton PLC	14,902	471,530

British American Tobacco PLC	75,748	3,946,582

British Sky Broadcasting Group PLC	23,359	301,455

BT Group PLC	60,868	247,252

Bunzl PLC	23,789	454,464

Burberry Group PLC	10,599	221,295

Capita PLC	18,632	232,369

Chemring Group PLC	13,664	57,441

Cobham PLC	80,079	280,784

Compass Group PLC (I)	15,355	186,525

Croda International PLC	7,182	282,486

Debenhams PLC	67,417	96,539

Diageo PLC	137,722	4,128,601

easyJet PLC	10,835	163,970

Eurasian Natural Resources Corp. PLC	10,669	54,814

GlaxoSmithKline PLC	125,574	2,768,332

HSBC Holdings PLC	64,068	709,884

ICAP PLC	10,071	50,674

20	International Growth Fund | Annual report	See notes to financial statements

	Shares	Value
United Kingdom (continued)
IG Group Holdings PLC	17,765	$132,667

IMI PLC	8,125	150,299

Intercontinental Hotels Group PLC	11,004	319,043

Intertek Group PLC	7,618	385,959

ITV PLC	124,725	234,527

John Wood Group PLC	16,797	195,218

Johnson Matthey PLC	4,563	158,727

Kazakhmys PLC	8,050	75,640

Lancashire Holdings, Ltd.	13,491	186,150

Lloyds Banking Group PLC (I)	1,499,007	1,236,091

Man Group PLC	65,877	99,778

Micro Focus International PLC	12,780	132,909

Next PLC	12,459	792,601

Persimmon PLC	7,111	98,449

Petrofac, Ltd.	4,358	96,121

Playtech, Ltd.	11,497	99,628

Prudential PLC	70,072	1,039,947

Reckitt Benckiser Group PLC	15,397	1,034,545

Reed Elsevier PLC	17,947	193,167

Rexam PLC	23,265	181,263

Rightmove PLC	10,424	272,172

Rio Tinto PLC	57,508	3,091,738

Rolls-Royce Holdings PLC (I)	13,870	215,717

SABMiller PLC	4,289	213,014

Smith & Nephew PLC	18,414	197,346

Smiths Group PLC	12,546	239,339

Spectris PLC	6,692	241,166

Standard Life PLC	64,817	345,676

Tate & Lyle PLC	7,520	92,606

Taylor Wimpey PLC	50,126	61,619

Telecity Group PLC	12,870	182,060

Tesco PLC	62,528	350,164

The Sage Group PLC	20,417	105,327

Tullett Prebon PLC	18,108	76,631

Whitbread PLC	6,359	243,450

William Hill PLC	50,569	309,680

WPP PLC	14,302	228,773

Preferred Securities 1.2%		$1,936,055

(Cost $1,732,280)

Germany 1.2%		1,936,055
Bayerische Motoren Werke AG	2,286	148,540

Fuchs Petrolub Ag	1,645	126,949

Henkel AG & Company KgaA	7,554	665,246

Porsche Automobil Holding SE	2,358	186,952

Volkswagen AG	3,702	808,368

See notes to financial statements	Annual report | International Growth Fund	21

		Shares	Value
Warrants 0.0%			$220

(Cost $5,399)

Canada 0.0%			220
Kinross Gold Corp. (Expiration Date: 09-17-14; Strike Price: $21.30) (I)		1,133	220

Escrow Shares 0.0%			$0

(Cost $0)

Austria 0.0%			0
Immofinanz AG (L)		49,581	0

	Yield (%)	Shares	Value
Securities Lending Collateral 3.1%			$5,060,224

(Cost $5,060,024)
John Hancock Collateral Investment Trust (W)	0.2514 (Y)	505,598	5,060,224

Short-Term Investments 5.0%			$8,337,587

(Cost $8,337,587)

Money Market Funds 5.0%			8,337,587

State Street Institutional Treasury Money Market Fund	0.0000 (Y)	8,337,587	8,337,587

Total investments (Cost $142,579,379)† 101.8%			$168,872,797

Other assets and liabilities, net (1.8%)			($2,949,015)

Total net assets 100.0%			$165,923,782

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

SDR Swedish Depositary Receipt

(I) Non-income producing security.

(L) A portion of this security is on loan as of 2-28-13.

(W) Investment is an affiliate of the Fund, the advisor and/or subadvisor. This investment represents collateral recieved for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 2-28-13.

† At 2-28-13, the aggregate cost of investment securities for federal income tax purposes was $143,623,547. Net unrealized appreciation aggregated $25,249,250, of which $28,297,475 related to appreciated investment securities and $3,048,225 related to depreciated investment securities.

The Fund had the following sector allocation as a percentage of net assets on 2-28-13:

Health Care	17.6%
Consumer Staples	17.0%
Financials	14.1%
Consumer Discretionary	12.3%
Industrials	11.9%
Materials	6.5%
Information Technology	6.0%
Telecommunication Services	4.2%
Energy	2.1%
Utilities	2.0%
Short-Term Investments & Other	6.3%

22	International Growth Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-28-13

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $137,519,355) including
$4,805,973 of securities loaned	$163,812,573
Investments in affiliated issuers, at value (Cost $5,060,024)	5,060,224

Total investments, at value (Cost $142,579,379)	168,872,797
Foreign currency, at value (Cost $27,511)	27,411
Cash held at broker for futures contracts	790,640
Receivable for fund shares sold	1,148,172
Receivable for forward foreign currency exchange contracts	181,480
Dividends and interest receivable	671,978
Receivable for securities lending income	4,073
Receivable for futures variation margin	33,950
Other receivables and prepaid expenses	14,003

Total assets	171,744,504

Liabilities

Payable for forward foreign currency exchange contracts	58,020
Payable for fund shares repurchased	535,136
Payable upon return of securities loaned	5,062,455
Payable to affiliates
Accounting and legal services fees	6,801
Transfer agent fees	36,787
Trustees’ fees	1,490
Investment management fees	214
Other liabilities and accrued expenses	119,819

Total liabilities	5,820,722

Net assets	165,923,782

Net assets consist of

Paid-in capital	$136,183,682
Accumulated distributions in excess of net investment income	(68,504)
Accumulated net realized gain (loss) on investments, futures contracts and
foreign currency transactions	3,455,335
Net unrealized appreciation (depreciation) on investments, futures
contracts and translation of assets and liabilities in foreign currencies	26,353,269

Net assets	$165,923,782

See notes to financial statements	Annual report | International Growth Fund	23

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($72,518,003 ÷ 3,407,913 shares)[1]	$21.28
Class B ($1,327,353 ÷ 62,547 shares)[1]	$21.22
Class C ($2,320,715 ÷ 109,553 shares)[1]	$21.18
Class I ($78,861,770 ÷ 3,701,300 shares)	$21.31
Class 1 ($10,895,941 ÷ 511,535 shares)	$21.30

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$22.40

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

24	International Growth Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 2-28-13

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$5,046,015
Securities lending	118,353
Interest	65
Less foreign taxes withheld	(368,022)

Total investment income	4,796,411

Expenses

Investment management fees	1,422,455
Distribution and service fees	208,335
Accounting and legal services fees	29,744
Transfer agent fees	211,052
Trustees’ fees	11,165
State registration fees	72,876
Printing and postage	14,165
Professional fees	54,525
Custodian fees	204,069
Registration and filing fees	28,798
Other	21,441

Total expenses	2,278,625
Less expense reductions	(102,438)

Net expenses	2,176,187

Net investment income	2,620,224

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	14,858,490
Investments in affiliated issuers	1,185
Futures contracts	869,607
Foreign currency transactions	5,694
15,734,976
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	2,613,550
Investments in affiliated issuers	(1,770)
Futures contracts	(540,025)
Translation of assets and liabilities in foreign currencies	227,384
2,299,139
Net realized and unrealized gain	18,034,115

Increase in net assets from operations	$20,654,339

See notes to financial statements	Annual report | International Growth Fund	25

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	2-28-13	2-29-12

Increase (decrease) in net assets

From operations
Net investment income	$2,620,224	$4,479,341
Net realized gain (loss)	15,734,976	(1,856,288)
Change in net unrealized appreciation (depreciation)	2,299,139	(15,386,119)

Increase (decrease) in net assets resulting from operations	20,654,339	(12,763,066)

Distributions to shareholders
From net investment income
Class A	(1,285,069)	(431,740)
Class B	(15,681)	(2,245)
Class C	(25,379)	(4,082)
Class I	(1,697,349)	(2,612,306)
Class 1	(235,326)	(126,750)
From net realized gain
Class A	(3,481,244)	—
Class B	(63,206)	—
Class C	(102,296)	—
Class I	(3,872,467)	—
Class 1	(526,505)	—

Total distributions	(11,304,522)	(3,177,123)

From Fund share transactions	(66,009,785)	(19,513,581)

Total decrease	(56,659,968)	(35,453,770)

Net assets

Beginning of year	222,583,750	258,037,520

End of year	$165,923,782	$222,583,750

Undistributed (accumulated distributions in excess of) net
investment income	($68,504)	$341,320

26	International Growth Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	2-28-13	2-29-12	2-28-11	2-28-10	2-28-09

Per share operating performance

Net asset value, beginning of period	$19.98	$20.99	$17.36	$12.46	$22.86
Net investment income[1]	0.23	0.30	0.13	0.14	0.31
Net realized and unrealized gain (loss) on investments	2.65	(1.12)	3.61	4.86	(10.31)
Total from investment operations	2.88	(0.82)	3.74	5.00	(10.00)
Less distributions
From net investment income	(0.42)	(0.19)	(0.11)	(0.10)	(0.40)
From net realized gain	(1.16)	—	—	—	—
Total distributions	(1.58)	(0.19)	(0.11)	(0.10)	(0.40)
Net asset value, end of period	$21.28	$19.98	$20.99	$17.36	$12.46
Total return (%)[2,3]	14.82	(3.80)	21.58	40.07	(44.00)

Ratios and supplemental data

Net assets, end of period (in millions)	$73	$49	$45	$23	$13
Ratios (as a percentage of average net assets):
Expenses before reductions	1.68	1.66	1.60	1.68[4]	1.94
Expenses net of fee waivers	1.60	1.59	1.60	1.64[4]	1.62
Expenses net of fee waivers and credits	1.60	1.59	1.60	1.63[4]	1.62
Net investment income	1.13	1.50	0.69	0.86	1.59
Portfolio turnover (%)	61	55	48	37	59

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
3 Does not reflect the effect of sales charges, if any.
4 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS B SHARES Period ended	2-28-13	2-29-12	2-28-11	2-28-10	2-28-09

Per share operating performance

Net asset value, beginning of period	$19.94	$20.93	$17.36	$12.48	$22.81
Net investment income1	0.10	0.12	0.01	0.05	0.15
Net realized and unrealized gain (loss) on investments	2.62	(1.06)	3.56	4.83	(10.25)
Total from investment operations	2.72	(0.94)	3.57	4.88	(10.10)
Less distributions
From net investment income	(0.28)	(0.05)	—	—	(0.23)
From net realized gain	(1.16)	—	—	—	—
Total distributions	(1.44)	(0.05)	—	—	(0.23)
Net asset value, end of period	$21.22	$19.94	$20.93	$17.36	$12.48
Total return (%)2,3	14.00	(4.47)	20.56	39.10	(44.43)

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	3.92	4.00	4.24	4.834	4.68
Expenses net of fee waivers	2.30	2.33	2.40	2.444	2.65
Expenses net of fee waivers and credits	2.30	2.33	2.40	2.404	2.40
Net investment income	0.47	0.63	0.04	0.29	0.80
Portfolio turnover (%)	61	55	48	37	59

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
3 Does not reflect the effect of sales charges, if any.
4 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Annual report | International Growth Fund	27

CLASS C SHARES Period ended	2-28-13	2-29-12	2-28-11	2-28-10	2-28-09

Per share operating performance

Net asset value, beginning of period	$19.91	$20.91	$17.34	$12.47	$22.79
Net investment income (loss)[1]	0.10	0.10	0.01	(0.01)	0.20
Net realized and unrealized gain (loss) on investments	2.61	(1.05)	3.56	4.88	(10.29)
Total from investment operations	2.71	(0.95)	3.57	4.87	(10.09)
Less distributions
From net investment income	(0.28)	(0.05)	—	—	(0.23)
From net realized gain	(1.16)	—	—	—	—
Total distributions	(1.44)	(0.05)	—	—	(0.23)
Net asset value, end of period	$21.18	$19.91	$20.91	$17.34	$12.47
Total return (%)[2,3]	13.97	(4.52)	20.59	39.05	(44.43)

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$2	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	3.32	3.34	3.45	3.95[4]	3.81
Expenses net of fee waivers	2.30	2.33	2.40	2.41[4]	2.42
Expenses net of fee waivers and credits	2.30	2.33	2.40	2.40[4]	2.40
Net investment income (loss)	0.48	0.52	0.03	(0.06)	1.03
Portfolio turnover (%)	61	55	48	37	59

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
3 Does not reflect the effect of sales charges, if any.
4 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS I SHARES Period ended	2-28-13	2-29-12	2-28-11	2-28-10	2-28-09

Per share operating performance

Net asset value, beginning of period	$20.01	$21.04	$17.40	$12.48	$22.90
Net investment income1	0.43	0.37	0.23	0.14	0.18
Net realized and unrealized gain (loss) on investments	2.53	(1.12)	3.60	4.95	(10.12)
Total from investment operations	2.96	(0.75)	3.83	5.09	(9.94)
Less distributions
From net investment income	(0.50)	(0.28)	(0.19)	(0.17)	(0.48)
From net realized gain	(1.16)	—	—	—	—
Total distributions	(1.66)	(0.28)	(0.19)	(0.17)	(0.48)
Net asset value, end of period	$21.31	$20.01	$21.04	$17.40	$12.48
Total return (%)2	15.23	(3.42)	22.08	40.76	(43.74)

Ratios and supplemental data

Net assets, end of period (in millions)	$79	$162	$204	$134	$23
Ratios (as a percentage of average net assets):
Expenses before reductions	1.27	1.20	1.14	1.233	1.67
Expenses net of fee waivers	1.25	1.20	1.14	1.213	1.20
Expenses net of fee waivers and credits	1.25	1.20	1.14	1.213	1.20
Net investment income	2.09	1.88	1.21	0.84	1.16
Portfolio turnover (%)	61	55	48	37	59

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
3 Includes the impact of proxy expenses, which amounted to 0.01% of average net assets.

28	International Growth Fund | Annual report	See notes to financial statements

CLASS 1 SHARES Period ended	2-28-13	2-29-12	2-28-11	2-28-10	2-28-09

Per share operating performance

Net asset value, beginning of period	$20.00	$21.02	$17.38	$12.47	$22.89
Net investment income[1]	0.34	0.36	0.23	0.20	0.36
Net realized and unrealized gain (loss) on investments	2.63	(1.09)	3.60	4.89	(10.29)
Total from investment operations	2.97	(0.73)	3.83	5.09	(9.93)
Less distributions
From net investment income	(0.51)	(0.29)	(0.19)	(0.18)	(0.49)
From net realized gain	(1.16)	—	—	—	—
Total distributions	(1.67)	(0.29)	(0.19)	(0.18)	(0.49)
Net asset value, end of period	$21.30	$20.00	$21.02	$17.38	$12.47
Total return (%)[2]	15.29	(3.33)	22.11	40.73	(43.72)

Ratios and supplemental data

Net assets, end of period (in millions)	$11	$9	$8	$5	$3
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.19	1.16	1.13	1.24[3]	1.51
Expenses net of fee waivers	1.15	1.14	1.13	1.19[3]	1.15
Expenses including reductions and amounts recaptured	1.15	1.14	1.13	1.19[3]	1.15
Net investment income	1.68	1.83	1.21	1.23	1.94
Portfolio turnover (%)	61	55	48	37	59

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
3 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

See notes to financial statements	Annual report | International Growth Fund	29

Notes to financial statements

Note 1 — Organization

John Hancock International Growth Fund (the Fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek high total return primarily through capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares and Class C shares are offered to all investors. Effective April 12, 2013, Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair

30	International Growth Fund | Annual report

valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of February 28, 2013, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 2-28-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Australia	$7,294,497	—	$7,294,497	—
Austria	303,345	—	303,345	—
Belgium	2,781,863	—	2,781,863	—
Canada	5,150,332	$5,150,332	—	—
China	366,639	—	366,639	—
Denmark	5,046,113	—	5,046,113	—
Finland	1,987,175	—	1,987,175	—
France	9,813,457	—	9,813,457	—
Germany	13,121,202	—	13,121,202	—
Guernsey, C.I.	108,463	—	108,463	—
Hong Kong	5,089,940	—	5,089,940	—
Ireland	2,092,619	—	2,092,619	—
Israel	455,195	—	455,195	—
Italy	1,281,759	—	1,281,759	—
Japan	34,158,046	—	34,158,046	—
Jersey, C.I.	141,654	—	141,654	—
Luxembourg	544,819	—	544,819	—
Macau	214,633	—	214,633	—
Netherlands	3,794,186	—	3,794,186	—
New Zealand	193,622	—	193,622	—
Norway	1,417,596	—	1,417,596	—
Singapore	3,607,333	—	3,607,333	—
Spain	3,581,775	—	3,581,775	—
Sweden	3,733,668	—	3,733,668	—
Switzerland	14,523,969	—	14,523,969	—
United Kingdom	32,734,811	—	32,734,811	—

Annual report | International Growth Fund	31

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 2-28-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Preferred Securities	$1,936,055	—	$1,936,055	—
Warrants	220	$220	—	—
Securities Lending
Collateral	5,060,224	5,060,224	—	—
Short-Term
Investments	8,337,587	8,337,587	—	—
Total Investments
in Securities	$168,872,797	$18,548,363	$150,324,434	—
Other Financial
Instruments
Futures	($46,920)	($46,920)	—	—
Forward Foreign
Currency Contracts	$123,460	—	$123,460	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, which has a floating net asset value (NAV) and invests in short term investments as part of the securities lending program, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral and through securities lending provider indemnification, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value or possible loss of rights in the collateral should the borrower fail financially. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

32	International Growth Fund | Annual report

Foreign taxes. The Fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which it invests. Taxes are accrued based upon net investment income, net realized gains or net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended February 28, 2013 were $1,084. The current agreement will expire on March 31, 2013 and will be replaced with a new agreement which will enable the Fund to participate in a $300 million unsecured line of credit, also with Citibank, with terms otherwise similar to the existing agreement.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of February 28, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended February 28, 2013 and February 29, 2012 was as follows:

	FEBRUARY 28, 2013	FEBRUARY 29, 2012

Ordinary Income	$3,258,804	$3,177,123
Long-term Capital Gains	$8,045,718	—

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of February 28, 2013, the components of distributable

Annual report | International Growth Fund	33

earnings on a tax basis consisted of $111,707 and $4,379,663 of undistributed ordinary income and undistributed long-term capital gains.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to passive foreign investment companies, wash sale loss deferrals and derivative transactions.

New accounting pronouncements. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. These updates may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

The Fund has entered into collateral agreements with certain counterparties to mitigate counterparty risk on over-the-counter derivatives. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the Fund is held by the custodian bank for the benefit of the Fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the Fund is held in a segregated account at the Fund’s custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statement of assets and liabilities. As of February 28, 2013, no collateral was posted by the Fund for the benefit of counterparties to over-the-counter derivatives transactions.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the Fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss.

34	International Growth Fund | Annual report

Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable/payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the year ended February 28, 2013, the Fund used futures contracts to gain exposure to certain securities markets and substitute for securities purchased or to be purchased. During the year ended February 28, 2013, the Fund held futures contracts with notional values ranging from $8.3 million to $73.3 million, as measured at each quarter end. The following table summarizes the contracts held at February 28, 2013.

						UNREALIZED
OPEN	NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

CAC 40 Index Futures	6	Long	Mar 2013	$285,656	$291,634	$5,978
DAX Index Futures	27	Long	Mar 2013	6,696,461	6,830,096	133,635
ASX SPI 200 Index	2	Short	Mar 2013	(240,827)	(259,704)	(18,877)
Futures
S&P TSE 60 Index	27	Short	Mar 2013	(3,695,209)	(3,862,865)	(167,656)
Futures
Total						($46,920)

Notional basis refers to the contractual amount agreed upon at inception of the open contracts; notional value represents the current value of the open contracts.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the year ended February 28, 2013, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates. During the year ended February 28, 2013, the Fund held forward foreign currency contracts with USD notional values ranging from $24.3 million to $78.7 million, as measured at each quarter end. The following table summarizes the contracts held at February 28, 2013.

Annual report | International Growth Fund	35

		PRINCIPAL
	PRINCIPAL	AMOUNT
	AMOUNT	COVERED			UNREALIZED
	COVERED BY	BY CONTRACT		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	(USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys
CHF	379,547	$410,862	Bank Of America N.A.	4-19-13	($5,709)
CHF	428,259	463,833	Barclays Bank PLC	4-19-13	(6,682)
CHF	325,325	352,847	Deutsche Bank AG	4-19-13	(5,575)
CHF	379,546	411,060	Mellon Bank NA	4-19-13	(5,909)
GBP	94,291	145,837	Barclays Bank PLC	4-19-13	(2,829)
GBP	214,453	331,510	Morgan Stanley & Company, Inc.	4-19-13	(6,254)
GBP	103,156	159,619	The Royal Bank of Scotland PLC	4-19-13	(3,165)
HKD	19,528,716	2,518,986	Bank Of America N.A.	4-19-13	(462)
HKD	6,988,911	901,461	Barclays Bank PLC	4-19-13	(135)
HKD	6,245,911	805,655	Brown Brothers Harriman &	4-19-13	(150)
			Company
HKD	9,192,270	1,185,740	Mellon Bank NA	4-19-13	(257)
HKD	5,097,061	657,494	Morgan Stanley & Company, Inc.	4-19-13	(151)
HKD	3,047,597	393,104	State Street Bank & Trust	4-19-13	(70)
			Company
SGD	568,341	458,935	Bank Of America N.A.	4-19-13	2
SGD	922,641	744,918	Barclays Bank PLC	4-19-13	117
SGD	852,564	688,293	Brown Brothers Harriman &	4-19-13	156
			Company
SGD	751,694	607,035	Mellon Bank NA	4-19-13	(39)
SGD	1,010,876	816,267	Morgan Stanley & Company, Inc.	4-19-13	18
SGD	751,694	606,925	The Royal Bank of Scotland PLC	4-19-13	70
SGD	751,694	606,734	State Street Bank & Trust	4-19-13	261
			Company

Total		$13,267,115			($36,763)

Sells
AUD	528,167	$543,978	Mellon Bank NA	4-19-13	$6,367
CAD	1,212,560	1,196,755	Bank Of America N.A.	4-19-13	22,185
CAD	488,456	481,755	Barclays Bank PLC	4-19-13	8,602
CAD	933,979	922,103	Morgan Stanley & Company, Inc.	4-19-13	17,386
CAD	1,177,436	1,160,452	The Royal Bank of Scotland PLC	4-19-13	19,906
CAD	177,998	175,645	State Street Bank & Trust	4-19-13	3,224
			Company
DKK	8,521,890	1,525,144	Bank Of America N.A.	4-19-13	32,199
DKK	8,521,891	1,525,692	Brown Brothers Harriman &	4-19-13	32,746
			Company
JPY	54,009,927	577,986	Barclays Bank PLC	4-19-13	(4,887)
JPY	37,768,313	404,088	JPMorgan Chase Bank	4-19-13	(3,507)
JPY	63,011,581	673,852	Mellon Bank NA	4-19-13	(6,167)
JPY	63,011,581	673,947	Morgan Stanley & Company, Inc.	4-19-13	(6,072)
NOK	1,799,867	323,036	Bank Of America N.A.	4-19-13	10,047
NOK	1,449,969	260,457	Brown Brothers Harriman &	4-19-13	8,313
			Company
NOK	1,754,214	315,236	JPMorgan Chase Bank	4-19-13	10,186
NOK	1,673,672	300,740	Morgan Stanley & Company, Inc.	4-19-13	9,695

Total		$11,060,866			$160,223

36	International Growth Fund | Annual report

Currency Abbreviations
AUD	Australian Dollar	HKD	Hong Kong Dollar
CAD	Canadian Dollar	JPY	Japanese Yen
CHF	Swiss Franc	NOK	Norwegian Krone
DKK	Danish Krone	SGD	Singapore Dollar
GBP	Pound Sterling

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at February 28, 2013 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSET AND	INSTRUMENT	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Equity contracts	Receivable for future variation	Future†	$139,613	($186,533)
	margin; net unrealized
	appreciation (depreciation)
	on investments

Foreign exchange	Receivable/Payable for	Forward foreign	181,480	(58,020)
contracts	forward foreign currency	currency
	exchange contracts	contracts

Total			$321,093	($244,553)

† Reflects cumulative appreciation/depreciation of futures as disclosed above. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended February 28, 2013:

	STATEMENT OF		FOREIGN
	OPERATIONS	FUTURES	CURRENCY
RISK	LOCATION	CONTRACTS	TRANSACTIONS*	TOTAL

Equity contracts	Net realized gain	$869,607	—	$869,607
	(loss) on

Foreign exchange	Net realized gain	—	76,836	76,836
contracts	(loss) on
Total		$869,607	$76,836	$946,443

* Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended February 28, 2013:

			TRANSLATION OF
			ASSETS AND
			LIABILITIES IN
		FUTURES	FOREIGN
RISK	STATEMENT OF OPERATIONS LOCATION	CONTRACTS	TRANSACTIONS*	TOTAL

Equity contracts	Change in unrealized appreciation	($540,025)		($540,025)
	(depreciation)		—

Foreign exchange	Change in unrealized appreciation		$248,876	$248,876
contracts	(depreciation)	—
Total		($540,025)	$248,876	($291,149)

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Annual report | International Growth Fund	37

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Trust. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The Fund has an investment management agreement with the Advisor under which the Fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.920% of the first $100,000,000 of the Fund’s average daily net assets; (b) 0.895% of the next $900,000,000; (c) 0.880% of the next $1,000,000,000; (d) 0.850% of the next $1,000,000,000; (e) 0.825% of the next $1,000,000,000 and (f) 0.800% of the Fund’s average daily net assets in excess of $4,000,000,000. The Advisor has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, portfolio brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, short dividend expense and acquired fund fees. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.60%, 2.30%, 2.30%, 1.24% and 1.15% for Class A, Class B, Class C, Class I and Class 1 shares, respectively. The current expense limitation agreement will remain in effect through June 30, 2013, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

Accordingly, these expense reductions amounted to $46,865, $17,213, $17,512, $17,750 and $3,098 for Class A, Class B, Class C, Class I and Class 1 shares, respectively, for the year ended February 28, 2013.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the year ended February 28, 2013 were equivalent to the net annual effective rate of 0.85% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended February 28, 2013 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund pays the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

38	International Growth Fund | Annual report

CLASS	12b–1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $144,332 for the year ended February 28, 2013. Of this amount, $24,884 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $118,989 was paid as sales commissions to broker-dealers and $459 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended February 28, 2013, CDSCs received by the Distributor amounted to $96, $2,324 and $286 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended February 28, 2013 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$175,725	$114,273	$21,698	$7,970
Class B	10,639	2,073	16,355	550
Class C	17,312	3,372	16,354	657
Class I	—	91,334	18,469	4,988
Class 1	4,659	—	—	—

Total	$208,335	$211,052	$72,876	$14,165

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Advisor or its affiliates. Under the John Hancock Group of Funds Deferred Compensation Plan (the Plan) which was terminated in November 2012, certain Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the

Annual report | International Growth Fund	39

accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by the Advisor, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund’s activity in this program during the period for which loans were outstanding was as follows:

		WEIGHTED
BORROWER	AVERAGE	AVERAGE
OR LENDER	LOAN BALANCE	INTEREST RATE	INTEREST

Borrower	$4,008,434	0.96%	$55

Note 6 — Fund share transactions

Transactions in Fund shares for the years ended February 28, 2013 and February 29, 2012 were as follows:

	Year ended 2-28-13		Year ended 2-29-12

	Shares	Amount	Shares	Amount
Class A shares

Sold	1,767,870	$36,112,556	1,620,299	$32,324,292
Distributions reinvested	233,886	4,738,520	23,931	428,365
Repurchased	(1,065,421)	(22,127,831)	(1,304,021)	(27,324,773)

Net increase	936,335	$18,723,245	340,209	$5,427,884

Class B shares

Sold	20,059	$411,385	25,355	$511,368
Distributions reinvested	3,222	65,178	117	2,099
Repurchased	(9,527)	(191,978)	(14,555)	(291,119)

Net increase	13,754	$284,585	10,917	$222,348

Class C shares

Sold	51,637	$1,066,773	41,214	$820,514
Distributions reinvested	5,639	113,904	185	3,306
Repurchased	(29,273)	(602,604)	(13,390)	(262,293)

Net increase	28,003	$578,073	28,009	$561,527

Class I shares

Sold	797,965	$16,495,650	2,600,769	$52,660,106
Distributions reinvested	11,539	233,886	2,431	43,561
Repurchased	(5,181,141)	(103,567,384)	(4,208,665)	(80,252,057)

Net decrease	(4,371,637)	($86,837,848)	(1,605,465)	($27,548,390)

Class 1 shares

Sold	141,847	$2,917,529	218,296	$4,496,153
Distributions reinvested	37,603	761,831	7,081	126,750
Repurchased	(120,232)	(2,437,200)	(141,980)	(2,799,853)

Net increase	59,218	$1,242,160	83,397	$1,823,050

Net decrease	(3,334,327)	($66,009,785)	(1,142,933)	($19,513,581)

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $92,687,077 and $169,742,488, respectively, for the year ended February 28, 2013.

40	International Growth Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Funds III International Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Funds III International Growth Fund (the “Fund”) at February 28, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2013 by correspondence with the custodian, transfer agent, and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 2013

Annual report | International Growth Fund	41

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended February 28, 2013.

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Income derived from foreign sources was $3,922,174. The Fund intends to pass through foreign tax credits of $221,363.

The Fund paid $8,045,718 in capital gain dividends.

Eligible shareholders will be mailed a 2013 Form 1099-DIV in early 2014. This will reflect the tax character of all distributions paid in calendar year 2013.

Please consult a tax advisor regarding the tax consequences of your investment in the Fund.

42	International Growth Fund | Annual report

Special Shareholder Meeting

Unaudited

On November 13, 2012, a Special Meeting of the Shareholders of John Hancock Funds III and each of its series, including John Hancock International Growth Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Funds III.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	657,515,396.49	7,284,346.35
Peter S. Burgess	657,435,609.53	7,364,133.30
William H. Cunningham	654,078,766.31	10,720,976.53
Grace K. Fey	657,602,863.91	7,196,878.92
Theron S. Hoffman	657,614,243.23	7,185,499.60
Deborah C. Jackson	657,542,023.74	7,257,719.09
Hassell H. McClellan	657,319,823.50	7,479,919.34
James M. Oates	656,971,552.43	7,828,190.40
Steven R. Pruchansky	657,559,900.72	7,239,842.11
Gregory A. Russo	658,072,539.03	6,727,203.80
Non-Independent Trustees
James R. Boyle	657,895,765.77	6,903,977.06
Craig Bromley	657,588,989.57	7,210,753.26
Warren A. Thomson	657,817,862.75	6,981,880.08

Annual report | International Growth Fund	43

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund as of December 1, 2012. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James M. Oates,[2] Born: 1946	2012	234

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut
River Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).
Trustee and Chairperson of the Board, John Hancock retail funds (since 2012); Trustee, John Hancock
Funds III (2005–2006 and since 2012); Trustee (since 2004) and Chairperson of the Board (since
2005), John Hancock Variable Insurance Trust; Trustee and Chairperson of the Board (since 2005),
John Hancock Funds II.

Charles L. Bardelis,[2,3] Born: 1941	2012	234

Director, Island Commuter Corp. (marine transport). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance
Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2,3] Born: 1942	2012	234

Consultant (financial, accounting and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
former Director, PMA Capital Corporation (2004–2010). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2006	234

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas
System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since
2009); Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance);
Director, Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former
Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition
Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley)
(until 2009); former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin)
(until 2009). Trustee, John Hancock retail funds (since 1986); Trustee, John Hancock Variable Insurance
Trust (since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

Grace K. Fey,[2] Born: 1946	2012	234

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President,
Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

44	International Growth Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Theron S. Hoffman,[2,3] Born: 1947	2012	234

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000). Trustee, John Hancock retail funds (since 2012); Trustee,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	234

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).
Trustee, John Hancock retail funds (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan,[2] Born: 1945	2012	234

Associate Professor, The Wallace E. Carroll School of Management, Boston College (since 1984);
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director,
The Barnes Group (since 2010). Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock
Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2006	234

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011–2012),
John Hancock retail funds; Trustee and Vice Chairperson of the Board, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012).

Gregory A. Russo, Born: 1949	2008	234

Director and Audit Committee Chairman (since 2012) and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester
County, New York, Chamber of Commerce (1986–1992); Director, Treasurer and Chairman of
Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of
Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).
Trustee, John Hancock retail funds (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Annual report | International Growth Fund	45

Non-Independent Trustees4

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle,[2] Born: 1959	2012	234

Senior Executive Vice President, John Hancock Financial Services (since 1999, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC and John Hancock
Investment Management Services, LLC (2005–2010). Trustee, John Hancock retail funds (since 2012 and
2005–2010), Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Craig Bromley,[2] Born: 1966	2012	234

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife (Japan) (2005–2012), including prior positions).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Warren A. Thomson,[2] Born: 1955	2012	234

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation (since
2001, including prior positions); Director, Manulife Trust Company and Manulife Bank of Canada (since
2001, including prior positions); Director and Chairman, Manulife Asset Management (2001–2013,
including prior positions). Trustee, John Hancock retail funds, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Principal officers who are not Trustees

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Hugh McHaffie, Born: 1959	2012

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010). President (since 2012) and former Trustee (2010–2012), John Hancock retail funds; President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

Andrew G. Arnott, Born: 1971	2009

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); President, John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice President, John Hancock retail funds (since 2007, including prior positions); Executive Vice President, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2006).

46	International Growth Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

John Hancock retail funds is comprised of John Hancock Funds III and 33 other John Hancock funds consisting of 23 series of other John Hancock trusts and 10 closed-end funds.

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210–2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800–225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Became a Trustee of the Fund effective December 1, 2012.

3 Member of Audit Committee.

4 Because Messrs. Bromley and Thomson are senior executives or directors and Mr. Boyle held prior positions as a senior executive and director of the Advisor and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

Annual report | International Growth Fund	47

More information

Trustees	Investment advisor
James M. Oates, Chairman	John Hancock Investment Management
Steven R. Pruchansky, Vice Chairman	Services, LLC
Charles L. Bardelis*
James R. Boyle†	Subadvisor
Craig Bromley†	Grantham, Mayo, Van Otterloo & Co. LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott	Independent registered
Executive Vice President	public accounting firm
PricewaterhouseCoopers LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

48	International Growth Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

This report is for the information of the shareholders of John Hancock International Growth Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	87A 2/13
MF135742	4/13

John Hancock
MUTUAL FUNDS

John Hancock
International Allocation Portfolio

Annual Report
2.28.13

A look at performance

Total returns for the period ended February 28, 2013

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since			Since
	1-year	5-year	10-year	inception[1]	5-year	10-year	inception[1]

Class A	0.57	–2.13	—	–1.69	–10.21	—	–9.96

Class B	0.14	–2.17	—	–1.56	–10.37	—	–9.26

Class C	4.27	–1.78	—	–1.54	–8.57	—	–9.15

Class I2	6.31	–0.67	—	–0.43	–3.32	—	–2.64

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual until at least 6-30-13. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class I
Net (%)	1.61	2.31	2.31	1.25
Gross (%)	2.26	3.46	3.04	7.56

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

See the following page for footnotes.

6	International Allocation Portfolio | Annual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B3	12-29-06	$9,074	$9,074	$9,895

Class C3	12-29-06	9,085	9,085	9,895

Class I2	12-29-06	9,736	9,736	9,895

MSCI EAFE Index (gross of foreign withholding tax on dividends) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 From 12-29-06.

2 For certain types of investors, as described in the Portfolio’s prospectus.

3 The contingent deferred sales charge is not applicable.

Annual report | International Allocation Portfolio	7

Management’s discussion of
Portfolio performance

By John Hancock Asset Management

Global markets outside the United States faced a number of challenges over the 12 months ended February 28, 2013, especially early in the period. The obstacles to growth in Japan and recession-wracked Europe, the potential implications of the U.S. economy diving over the “fiscal cliff” and critical leadership transitions in Japan and China were just a few headlines that set a generally negative tone. In spite of this, in the final months of the year equity and fixed-income markets around the globe began to regain their footing. Developed markets, as represented by the MSCI EAFE Index, rose 10.37%, an overwhelmingly large portion of those gains coming during the final six months of the period. The MSCI Emerging Markets Index followed a similar pattern with weakness at the beginning of the year, but its second half rally barely pushed the index’s one-year return into positive territory (up 0.62%).

For the year ended February 28, 2013, John Hancock International Allocation Portfolio’s Class A shares rose 5.83%, excluding sales charges, trailing its benchmark, the MSCI EAFE Index, which rose 10.37%, and the foreign large blend fund peer group tracked by Morningstar, Inc., which rose an average 8.61%.† Emerging-market equities were weak during the period, in spite of their growth and their relatively benign valuations. Because the Portfolio had exposure to emerging markets, it lagged its benchmark index, which focuses on developed markets and does not include emerging markets. Another factor contributing to the Portfolio’s relative shortfall was the performance of some of our underlying fund managers, especially in the first half of the year. That said, these same assets and managers were generally contributors later in the period. During the period, we made changes to our international developed country manager line-up in order to increase diversification. Additionally, we introduced positions in a number of country-specific exchange-traded funds in order to capture opportunities where we believe individual countries offer long-term total return potential based on their prospects for growth and/or improvement in their valuations.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. The Portfolio’s performance depends on the Advisor’s skill in determining the strategic asset class allocations, the mix of underlying funds and the performance of those underlying funds. The underlying funds’ performance may be lower than the performance of the asset class which they were selected to represent. The Portfolio is subject to the same risks as the underlying funds in which it invests, which include the following: stocks and bonds can decline due to adverse issuer, market, regulatory or economic developments; foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability; and the securities of small-capitalization companies are subject to higher volatility than larger, more established companies. For additional information on these and other risk considerations, please see the Portfolio’s prospectus.

† Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

8	International Allocation Portfolio | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Portfolio, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Portfolio’s actual ongoing operating expenses, and is based on the Portfolio’s actual return. It assumes an account value of $1,000.00 on September 1, 2012 with the same investment held until February 28, 2013.

	Account value	Ending value	Expenses paid during
	on 9-1-12	on 2-28-13	period ended 2-28-13[1,2]

Class A	$1,000.00	$1,123.00	$3.32

Class B	1,000.00	1,119.10	6.99

Class C	1,000.00	1,119.00	6.99

Class I	1,000.00	1,124.70	1.42

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | International Allocation Portfolio	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Portfolio’s ongoing operating expenses with those of any other fund. It provides an example of the Portfolio’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Portfolio’s actual return). It assumes an account value of $1,000.00 on September 1, 2012, with the same investment held until February 28, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 9-1-12	on 2-28-13	period ended 2-28-13[1,2]

Class A	$1,000.00	$1,021.70	$3.16

Class B	1,000.00	1,018.20	6.66

Class C	1,000.00	1,018.20	6.66

Class I	1,000.00	1,023.50	1.35

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.63%, 1.33%, 1.33% and 0.27% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2 The Fund’s expense ratios do not include fees and expenses indirectly incurred by the underlying funds, whose ratios can vary based on the mix of underlying funds. The range of expense ratios of the underlying funds held were 0.64% to 1.28%.

10	International Allocation Portfolio | Annual report

Portfolio summary

1 As a percentage of net assets on 2-28-13.

Annual report | International Allocation Portfolio	11

Portfolio’s investments

Investment companies

Underlying Funds’ Subadvisors

Atlantis Investment Management (Hong Kong) Ltd.	(Atlantis)
Baillie Gifford Overseas Ltd.	(Baillie Gifford)
Dimensional Fund Advisors, Inc.	(DFA)
Templeton Investment Counsel, LLC	(Franklin)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Invesco Advisers, Inc.	(Invesco)
John Hancock Asset Management*	(John Hancock)

*Manulife Asset Management (US) LLC and Manulife Asset Management (North America) Limited are doing business as John Hancock Asset Management.

As of 2-28-13

	Shares	Value
Affiliated Investment Companies 95.0%		$16,146,703

(Cost $14,278,190)

EQUITY 95.0%		16,146,703

International Large Cap 69.3%

John Hancock Funds II (G)

International Growth Opportunities, Class NAV (Baillie Gifford)	146,019	1,705,498

International Growth Stock, Class NAV (Invesco)	216,933	2,553,299

International Value, Class NAV (Franklin)	290,747	4,192,570

John Hancock Funds III (G)

International Core, Class NAV (GMO)	56,029	1,620,358

International Value Equity, Class NAV (John Hancock1) (A)	198,459	1,704,764

Emerging Markets 19.0%

John Hancock Funds II (G)

China Emerging Leaders, Class NAV (Atlantis)	40,589	427,398

Emerging Markets, Class NAV (DFA)	193,455	2,083,507

John Hancock Investment Trust III (G)

Greater China Opportunities, Class NAV (John Hancock2) (A)	35,458	718,736

International Small Cap 6.7%

John Hancock Funds II (G)

International Small Company, Class NAV (DFA)	131,706	1,140,573

12	International Allocation Portfolio | Annual report	See notes to financial statements

	Shares	Value

Exchange Traded Funds 5.1%		$859,593

(Cost $848,365)

iShares MSCI France Index Fund	7,266	170,533

iShares MSCI Germany Index Fund	13,780	339,953

iShares MSCI Indonesia Investable Market Index Fund	2,632	89,778

iShares MSCI Italy Capped Index Fund	6,816	84,791

iShares MSCI Malaysia Index Fund	5,983	87,471

iShares MSCI Turkey Index Fund	1,321	87,067

Total investments (Cost $15,126,555)† 100.1%		$17,006,296

Other assets and liabilities, net (0.1%)		($13,746)

Total net assets 100.0%		$16,992,550

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Portfolio.

(A) The subadvisor is an affiliate of the advisor.

(G) The Portfolio’s subadvisor is shown parenthetically.

† At 2-28-13, the aggregate cost of investment securities for federal income tax purposes was $17,064,830. Net unrealized depreciation aggregated $58,534, of which $0 related to appreciated investment securities and $58,534 related to depreciated investment securities.

(1) Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

(2) Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

See notes to financial statements	Annual report | International Allocation Portfolio	13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-28-13

This Statement of assets and liabilities is the Portfolio’s balance sheet. It shows the value of what the Portfolio owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $848,365)	$859,593
Investments in affiliated funds, at value (Cost $14,278,190)	16,146,703

Total investments, at value (Cost $15,126,555)	17,006,296
Cash	23,124
Receivable for portfolio shares sold	10,187
Dividends receivable	1,196
Receivable due from advisor	684
Other receivables and prepaid expenses	25,302

Total assets	17,066,789

Liabilities

Payable for investments purchased	11,128
Payable for portfolio shares repurchased	5,455
Payable to affiliates
Accounting and legal services fees	901
Transfer agent fees	5,519
Trustees’ fees	582
Other liabilities and accrued expenses	50,654

Total liabilities	74,239

Net assets	16,992,550

Net assets consist of

Paid-in capital	$30,774,284
Undistributed net investment income	140,651
Accumulated net realized gain (loss) on investments	(15,802,126)
Net unrealized appreciation (depreciation) on investments	1,879,741

Net assets	$16,992,550

Net asset value per share

Based on net asset values and shares outstanding — the Portfolio has an unlimited number of shares authorized with no par value
Class A ($8,788,562 ÷ 1,099,755 shares)[1]	$7.99
Class B ($2,659,898 ÷ 334,502 shares)[1]	$7.95
Class C ($4,849,468 ÷ 609,442 shares)[1]	$7.96
Class I ($694,622 ÷ 86,539 shares)	$8.03

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$8.41

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

14	International Allocation Portfolio | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 2-28-13

This Statement of operations summarizes the Portfolio’s investment income earned and expenses incurred in operating the Portfolio. It also shows net gains (losses) for the period stated.

Investment income

Income distributions received from affiliated underlying funds	$242,763
Dividends	2,830

Total investment income	245,593

Expenses

Investment management fees	11,780
Distribution and service fees	95,193
Accounting and legal services fees	3,513
Transfer agent fees	29,747
Trustees’ fees	980
State registration fees	64,755
Printing and postage	12,403
Professional fees	46,596
Custodian fees	13,000
Registration and filing fees	29,378
Other	6,262

Total expenses	313,607
Less expense reductions	(167,302)

Net expenses	146,305

Net investment income	99,288

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	2,721
Investments in affiliated issuers	332,707
Capital gain distributions received from affiliated underlying funds	41,791
377,219
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	7,867
Investments in affiliated issuers	304,043
311,910
Net realized and unrealized gain	689,129

Increase in net assets from operations	$788,417

See notes to financial statements	Annual report | International Allocation Portfolio	15

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Portfolio’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Portfolio share transactions.

	Year	Year
	ended	ended
	2-28-13	2-29-12

Increase (decrease) in net assets

From operations
Net investment income	$99,288	$139,498
Net realized gain (loss)	377,219	(350,628)
Change in net unrealized appreciation (depreciation)	311,910	(1,463,033)

Increase (decrease) in net assets resulting from operations	788,417	(1,674,163)

Distributions to shareholders
From net investment income
Class A	(74,313)	(96,271)
Class B	(6,253)	(9,867)
Class C	(11,336)	(25,766)
Class I	(8,285)	(3,759)
From net realized gain
Class A	(21,071)	(1,275)
Class B	(6,762)	(330)
Class C	(12,258)	(862)
Class I	(1,703)	(38)

Total distributions	(141,981)	(138,168)

From Portfolio share transactions	(65,399)	(1,872,270)

Total increase (decrease)	581,037	(3,684,601)

Net assets

Beginning of year	16,411,513	20,096,114

End of year	$16,992,550	$16,411,513

Undistributed net investment income	$140,651	$141,553

16	International Allocation Portfolio | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Portfolio’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	2-28-13	2-29-12	2-28-11	2-28-10	2-28-09

Per share operating performance

Net asset value, beginning of period	$7.64	$8.35	$6.82	$4.31	$9.48
Net investment income[1,2]	0.07	0.08	0.05	0.02	0.12
Net realized and unrealized gain (loss) on investments	0.37	(0.70)	1.48	2.55	(4.86)
Total from investment operations	0.44	(0.62)	1.53	2.57	(4.74)
Less distributions
From net investment income	(0.07)	(0.09)	—	(0.06)	(0.14)
From net realized gain	(0.02)	—[3]	—	—[3]	(0.29)
Total distributions	(0.09)	(0.09)	—	(0.06)	(0.43)
Net asset value, end of period	$7.99	$7.64	$8.35	$6.82	$4.31
Total return (%)[4,5]	5.83	(7.34)	22.43	59.59	(50.67)

Ratios and supplemental data

Net assets, end of period (in millions)	$9	$8	$11	$10	$13
Ratios (as a percentage of average net assets):
Expenses before reductions	1.50[6]	1.28[6]	1.15[6]	1.06[6,7]	0.92[6]
Expenses net of fee waivers	0.63[6]	0.63[6]	0.65[6]	0.67[6,7]	0.61[6]
Expenses net of fee waivers and credits	0.63[6]	0.63[6]	0.65[6]	0.66[6,7]	0.61[6]
Net investment income[2]	0.93	1.01	0.62	0.29	1.56
Portfolio turnover (%)	52	18	64	41	23

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
3 Less than $0.005 per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Ratios do not include expenses incurred from underlying funds whose annualized expense ratios were 0.64% to
1.28%, 0.48% to 1.35%, 0.91% to 1.11%, 0.91% to 1.17% and 0.99% to 1.17% for the years ended 2-28-13,
2-29-12, 2-28-11, 2-28-10 and 2-28-09, respectively, based on the mix of underlying funds held by the Portfolio.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Annual report | International Allocation Portfolio	17

CLASS B SHARES Period ended	2-28-13	2-29-12	2-28-11	2-28-10	2-28-09

Per share operating performance

Net asset value, beginning of period	$7.60	$8.30	$6.84	$4.32	$9.46
Net investment income[1,2]	0.03	0.03	—	0.03	0.06
Net realized and unrealized gain (loss) on investments	0.36	(0.70)	1.46	2.51	(4.83)
Total from investment operations	0.39	(0.67)	1.46	2.54	(4.77)
Less distributions
From net investment income	(0.02)	(0.03)	—	(0.02)	(0.08)
From net realized gain	(0.02)	—[3]	—	—[3]	(0.29)
Total distributions	(0.04)	(0.03)	—	(0.02)	(0.37)
Net asset value, end of period	$7.95	$7.60	$8.30	$6.84	$4.32
Total return (%)[4,5]	5.14	(7.96)	21.35	58.73	(51.01)

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$2	$2	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.64[6]	2.48[6]	2.33[6]	3.06[6,7]	3.03[6]
Expenses net of fee waivers	1.33[6]	1.33[6]	1.34[6]	1.44[6,7]	1.53[6]
Expenses net of fee waivers and credits	1.33[6]	1.33[6]	1.34[6]	1.37[6,7]	1.31[6]
Net investment income[2]	0.37	0.43	0.05	0.48	0.80
Portfolio turnover (%)	52	18	64	41	23

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
3 Less than $0.005 per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Ratios do not include expenses incurred from underlying funds whose annualized expense ratios were 0.64% to
1.28%, 0.48% to 1.35%, 0.91% to 1.11%, 0.91% to 1.17% and 0.99% to 1.17% for the years ended 2-28-13,
2-29-12, 2-28-11, 2-28-10 and 2-28-09, respectively, based on the mix of underlying funds held by the Portfolio.
7 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

CLASS C SHARES Period ended	2-28-13	2-29-12	2-28-11	2-28-10	2-28-09

Per share operating performance

Net asset value, beginning of period	$7.60	$8.31	$6.84	$4.32	$9.46
Net investment income[1,2]	0.01	0.04	—[3]	0.03	0.06
Net realized and unrealized gain (loss) on investments	0.39	(0.72)	1.47	2.51	(4.83)
Total from investment operations	0.40	(0.68)	1.47	2.54	(4.77)
Less distributions
From net investment income	(0.02)	(0.03)	—	(0.02)	(0.08)
From net realized gain	(0.02)	—[3]	—	—[3]	(0.29)
Total distributions	(0.04)	(0.03)	—	(0.02)	(0.37)
Net asset value, end of period	$7.96	$7.60	$8.31	$6.84	$4.32
Total return (%)[4,5]	5.27	(8.07)	21.49	58.73	(51.01)

Ratios and supplemental data

Net assets, end of period (in millions)	$5	$6	$6	$5	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	2.28[6]	2.06[6]	1.96[6]	2.11[6,7]	1.92[6]
Expenses net of fee waivers	1.33[6]	1.33[6]	1.35[6]	1.40[6,7]	1.31[6]
Expenses net of fee waivers and credits	1.33[6]	1.33[6]	1.35[6]	1.37[6,7]	1.31[6]
Net investment income (loss)[2]	0.17	0.52	(0.06)	0.44	0.76
Portfolio turnover (%)	52	18	64	41	23

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
3 Less than $0.005 per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Ratios do not include expenses incurred from underlying funds whose annualized expense ratios were 0.64% to
1.28%, 0.48% to 1.35%, 0.91% to 1.11%, 0.91% to 1.17% and 0.99% to 1.17% for the years ended 2-28-13,
2-29-12, 2-28-11, 2-28-10 and 2-28-09, respectively, based on the mix of underlying funds held by the Portfolio.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

18	International Allocation Portfolio | Annual report	See notes to financial statements

CLASS I SHARES Period ended	2-28-13	2-29-12	2-28-11	2-28-10	2-28-09

Per share operating performance

Net asset value, beginning of period	$7.67	$8.38	$6.82	$4.30	$9.49
Net investment income[1,2]	0.13	0.13	0.07	0.09	0.11
Net realized and unrealized gain (loss) on investments	0.35	(0.73)	1.49	2.52	(4.84)
Total from investment operations	0.48	(0.60)	1.56	2.61	(4.73)
Less distributions
From net investment income	(0.10)	(0.11)	—	(0.09)	(0.17)
From net realized gain	(0.02)	—[3]	—	—[3]	(0.29)
Total distributions	(0.12)	(0.11)	—	(0.09)	(0.46)
Net asset value, end of period	$8.03	$7.67	$8.38	$6.82	$4.30
Total return (%)[4]	6.31	(6.96)	22.87	60.62	(50.48)

Ratios and supplemental data

Net assets, end of period (in millions)	$1	—[5]	—[5]	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	4.68[6]	6.58[6]	5.69[6]	4.68[6,7]	1.35[6]
Expenses net of fee waivers	0.27[6]	0.23[6]	0.18[6]	0.19[6,7]	0.16[6]
Expenses net of fee waivers and credits	0.27[6]	0.23[6]	0.18[6]	0.19[6,7]	0.16[6]
Net investment income[2]	1.72	1.63	0.91	1.46	1.44
Portfolio turnover (%)	52	18	64	41	23

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
3 Less than $0.005 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Less than $500,000.
6 Ratios do not include expenses incurred from underlying funds whose annualized expense ratios were 0.64% to
1.28%, 0.48% to 1.35%, 0.91% to 1.11%, 0.91% to 1.17% and 0.99% to 1.17% for the years ended 2-28-13,
2-29-12, 2-28-11, 2-28-10 and 2-28-09, respectively, based on the mix of underlying funds held by the Portfolio.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Annual report | International Allocation Portfolio	19

Notes to financial statements

Note 1 — Organization

John Hancock International Allocation Portfolio (the Portfolio) is a series of John Hancock Funds III (JHF III or the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Portfolio is to seek long-term growth of capital. The Portfolio is designed to provide diversification of investments within the international asset class.

The Portfolio operates as a “fund of funds” investing in Class NAV shares of affiliated underlying funds of the Trust, John Hancock Funds II (JHF II), other affiliated John Hancock Funds and other permitted investments, including exchange-traded funds.

The Portfolio may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Effective April 12, 2013, Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

The accounting policies of the underlying funds of the Portfolio are outlined in the underlying funds’ shareholder reports, available without charge by calling 1-800-344-1029 and jhfunds.com, on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Portfolio:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Portfolio uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the Portfolio are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Portfolio in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Portfolio’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Portfolio uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted

20	International Allocation Portfolio | Annual report

prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Portfolio’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of February 28, 2013, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The Portfolio may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Portfolio to make properly authorized payments. The Portfolio is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Portfolio property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Portfolio and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended February 28, 2013 were $924. For the year ended February 28, 2013, the Portfolio had no borrowings under the line of credit. The current agreement will expire March 31, 2013 and will be replaced with a new agreement which will enable the Fund to participate in a $300 million unsecured line of credit, also with Citibank, with terms otherwise similar to the existing agreement.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not

Annual report | International Allocation Portfolio	21

be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Portfolio has a capital loss carryforward of $13,863,850 available to offset future net realized capital gains as of February 28, 2013. The following table details the capital loss carryforward available as of February 28, 2013.

CAPITAL LOSS CARRYFORWARD EXPIRING AT FEBRUARY 28			NO EXPIRATION DATE
2017	2018	2019	SHORT-TERM	LONG-TERM

$1,965,278	$6,868,187	$4,555,665	—	$474,720

As of February 28, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Portfolio’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Portfolio generally declares and pays dividends and capital gain distributions, if any, annually.

The tax character of distributions for the years ended February 28, 2013 and February 29, 2012 was as follows:

	FEBRUARY 28, 2013	FEBRUARY 29, 2012

Ordinary Income	$141,981	$138,168

Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of February 28, 2013, the components of distributable earnings on a tax basis consisted of $141,087 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Portfolio’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Portfolio’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made

22	International Allocation Portfolio | Annual report

against the Portfolio that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Trust. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Portfolio has an investment management agreement with the Advisor under which the Portfolio pays the Advisor a management fee that has two components: (a) a fee on assets invested in the funds of JHF II and JHF III (Portfolio Assets) and (b) a fee on assets invested in other permitted investments (other than JHF II and JHF III), including other affiliated funds in the John Hancock Funds complex (Other Assets). The Portfolio pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.05% of the first $500,000,000 of the Portfolio Assets; (b) 0.04% of the Portfolio Assets in excess of $500,000,000; (c) 0.50% of the first $500,000,000 of the Other Assets; and (d) 0.49% of the Other Assets in excess of $500,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management, a division of Manulife Asset Management (US) LLC, each an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The Portfolio is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Portfolio. This agreement excludes certain expenses such as taxes, acquired fund fees, portfolio brokerage commissions, interest expense, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 0.63%, 1.33%, 1.33% and 0.27% for Class A, Class B, Class C and Class I shares, respectively. The current expense limitation agreement will remain in effect through June 30, 2013, unless renewed by mutual agreement of the Portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

The Advisor has voluntarily agreed to waive fees and/or reimburse certain other expenses of the Portfolio excluding advisory fees, Rule 12b-1 fees, transfer agent fees, service fees, blue sky fees, taxes, portfolio brokerage commissions, interest expense, printing and postage, acquired fund fees, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This voluntary expense reimbursement will continue in effect until terminated at any time by the Advisor on notice to the Portfolio. The fee waivers and/or reimbursements are such that these expenses will not exceed 0.16% of average net assets.

In addition, the Advisor has voluntarily agreed to waive its advisory fees for the Portfolio so that the amount retained by the Advisor after payment of the subadvisory fees, including Advisor fees collected on the underlying investments after payment of the subadvisory fees, does not exceed 0.50% of the Portfolio’s average net assets.

Accordingly, these expense reductions amounted to $68,767, $30,050, $46,194 and $22,291 for Class A, Class B, Class C and Class I shares, respectively, for the year ended February 28, 2013.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the year ended February 28, 2013 were equivalent to a net annual effective rate of 0.00% of the Portfolio’s average daily net assets.

Annual report | International Allocation Portfolio	23

Accounting and legal services. Pursuant to a service agreement, the Portfolio reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Portfolio, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended February 28, 2013 amounted to an annual rate of 0.02% of the Portfolio’s average daily net assets.

Distribution and service plans. The Portfolio has a distribution agreement with the Distributor. The Portfolio has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Portfolio. The Portfolio pays the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Portfolio’s shares.

CLASS	12b–1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $13,579 for the year ended February 28, 2013. Of this amount, $2,240 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $10,694 was paid as sales commissions to broker-dealers and $645 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended February 28, 2013, CDSCs received by the Distributor amounted to $0, $3,542 and $787 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The Portfolio has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Portfolio and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

24	International Allocation Portfolio | Annual report

Class level expenses. Class level expenses for the year ended February 28, 2013 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$23,809	$15,362	$15,476	$7,438
Class B	23,007	4,469	15,179	1,456
Class C	48,377	9,384	15,220	2,853
Class I	—	532	18,880	656
Total	$95,193	$29,747	$64,755	$12,403

Trustee expenses. The Portfolio compensates each Trustee who is not an employee of the Advisor or its affiliates. Under the John Hancock Group of Funds Deferred Compensation Plan (the Plan) which was terminated in November 2012, certain Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

Note 5 — Portfolio share transactions

Transactions in Portfolio shares for the years ended February 28, 2013 and February 29, 2012 were as follows:

	Year ended 2-28-13		Year ended 2-29-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	343,665	$2,574,609	210,670	$1,670,818
Distributions reinvested	12,021	94,127	13,601	92,622
Repurchased	(357,362)	(2,634,090)	(498,441)	(3,784,069)

Net increase (decrease)	(1,676)	$34,646	(274,170)	($2,020,629)

Class B shares

Sold	75,225	$558,093	68,532	$540,059
Distributions reinvested	1,628	12,696	1,396	9,475
Repurchased	(31,907)	(231,859)	(58,582)	(433,759)

Net increase	44,946	$338,930	11,346	$115,775

Class C shares

Sold	68,714	$523,106	160,969	$1,211,850
Distributions reinvested	2,870	22,416	3,389	23,014
Repurchased	(195,322)	(1,413,303)	(157,331)	(1,182,384)

Net increase (decrease)	(123,738)	($867,781)	7,027	$52,480

Class I shares

Sold	72,964	$551,189	21,746	$166,343
Distributions reinvested	1,214	9,547	540	3,694
Repurchased	(17,090)	(131,930)	(24,949)	(189,933)

Net increase (decrease)	57,088	$428,806	(2,663)	($19,896)

Net decrease	(23,380)	($65,399)	(258,460)	($1,872,270)

Annual report | International Allocation Portfolio	25

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $8,226,585 and $8,277,453, respectively, for the year ended February 28, 2013.

Note 7 — Investment in affiliated underlying funds

The Portfolio invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The Portfolio does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Portfolio’s investment may represent a significant portion of each underlying fund’s net assets. For the year ended February 28, 2013, the Portfolio did not hold 5% or more of an underlying fund’s net assets.

26	International Allocation Portfolio | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
John Hancock Funds III International Allocation Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Funds III International Allocation Portfolio (the “Portfolio”) at February 28, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2013 by correspondence with the custodian and transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 2013

Annual report | International Allocation Portfolio	27

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Portfolio, if any, paid during its taxable year ended February 28, 2013.

The Portfolio reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The Portfolio reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Income derived from foreign sources was $177,996. The fund intends to pass through foreign tax credits of $25,108.

Eligible shareholders will be mailed a 2013 Form 1099-DIV in early 2014. This will reflect the tax character of all distributions paid in calendar year 2013.

Please consult your tax advisor regarding the tax consequences of your investment in the fund.

28	International Allocation Portfolio | Annual report

Special Shareholder Meeting Unaudited

On November 13, 2012, a Special Meeting of the Shareholders of John Hancock Funds III and each of its series, including John Hancock International Allocation Portfolio, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Funds III.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	657,515,396.49	7,284,346.35
Peter S. Burgess	657,435,609.53	7,364,133.30
William H. Cunningham	654,078,766.31	10,720,976.53
Grace K. Fey	657,602,863.91	7,196,878.92
Theron S. Hoffman	657,614,243.23	7,185,499.60
Deborah C. Jackson	657,542,023.74	7,257,719.09
Hassell H. McClellan	657,319,823.50	7,479,919.34
James M. Oates	656,971,552.43	7,828,190.40
Steven R. Pruchansky	657,559,900.72	7,239,842.11
Gregory A. Russo	658,072,539.03	6,727,203.80
Non-Independent Trustees
James R. Boyle	657,895,765.77	6,903,977.06
Craig Bromley	657,588,989.57	7,210,753.26
Warren A. Thomson	657,817,862.75	6,981,880.08

Annual report | International Allocation Portfolio	29

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund as of December 1, 2012. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James M. Oates,[2] Born: 1946	2012	234

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut
River Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).
Trustee and Chairperson of the Board, John Hancock retail funds (since 2012); Trustee, John Hancock
Funds III (2005–2006 and since 2012); Trustee (since 2004) and Chairperson of the Board (since
2005), John Hancock Variable Insurance Trust; Trustee and Chairperson of the Board (since 2005),
John Hancock Funds II.

Charles L. Bardelis,[2,3] Born: 1941	2012	234

Director, Island Commuter Corp. (marine transport). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance
Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2,3] Born: 1942	2012	234

Consultant (financial, accounting and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
former Director, PMA Capital Corporation (2004–2010). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2006	234

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas
System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since
2009); Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance);
Director, Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former
Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition
Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley)
(until 2009); former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin)
(until 2009). Trustee, John Hancock retail funds (since 1986); Trustee, John Hancock Variable Insurance
Trust (since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

Grace K. Fey,[2] Born: 1946	2012	234

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President,
Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

30	International Allocation Portfolio | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Theron S. Hoffman,[2,3] Born: 1947	2012	234

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000). Trustee, John Hancock retail funds (since 2012); Trustee,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	234

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).
Trustee, John Hancock retail funds (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan,[2] Born: 1945	2012	234

Associate Professor, The Wallace E. Carroll School of Management, Boston College (since 1984);
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director,
The Barnes Group (since 2010). Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock
Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2006	234

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011–2012),
John Hancock retail funds; Trustee and Vice Chairperson of the Board, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012).

Gregory A. Russo, Born: 1949	2008	234

Director and Audit Committee Chairman (since 2012) and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester
County, New York, Chamber of Commerce (1986–1992); Director, Treasurer and Chairman of
Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of
Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).
Trustee, John Hancock retail funds (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Annual report | International Allocation Portfolio	31

Non-Independent Trustees4

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle,[2] Born: 1959	2012	234

Senior Executive Vice President, John Hancock Financial Services (since 1999, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC and John Hancock
Investment Management Services, LLC (2005–2010). Trustee, John Hancock retail funds (since 2012 and
2005–2010), Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Craig Bromley,[2] Born: 1966	2012	234

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife (Japan) (2005–2012), including prior positions).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Warren A. Thomson,[2] Born: 1955	2012	234

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation (since
2001, including prior positions); Director, Manulife Trust Company and Manulife Bank of Canada (since
2001, including prior positions); Director and Chairman, Manulife Asset Management (2001–2013,
including prior positions). Trustee, John Hancock retail funds, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Principal officers who are not Trustees

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Hugh McHaffie, Born: 1959	2012

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010). President (since 2012) and former Trustee (2010–2012), John Hancock retail funds; President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

Andrew G. Arnott, Born: 1971	2009

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); President, John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice President, John Hancock retail funds (since 2007, including prior positions); Executive Vice President, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2006).

32	International Allocation Portfolio | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

John Hancock retail funds is comprised of John Hancock Funds III and 33 other John Hancock funds consisting of 23 series of other John Hancock trusts and 10 closed-end funds.

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210–2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800–225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Became a Trustee of the Fund effective December 1, 2012.

3 Member of Audit Committee.

4 Because Messrs. Bromley and Thomson are senior executives or directors and Mr. Boyle held prior positions as a senior executive and director of the Advisor and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

Annual report | International Allocation Portfolio	33

More information

Trustees	Investment advisor
James M. Oates, Chairman	John Hancock Investment Management
Steven R. Pruchansky, Vice Chairman	Services, LLC
Charles L. Bardelis*
James R. Boyle†	Subadvisor
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Hugh McHaffie
President	Legal counsel
K&L Gates LLP
Andrew G. Arnott
Executive Vice President	Independent registered
public accounting firm
Thomas M. Kinzler	PricewaterhouseCoopers LLP
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee

†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

34	International Allocation Portfolio | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

This report is for the information of the shareholders of John Hancock International Allocation Portfolio.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	318A 2/13
MF135740	4/13

MUTUAL FUNDS

John Hancock

Global Shareholder Yield Fund

Annual Report

2.28.13

A look at performance

Total returns for the period ended February 28, 2013

								SEC 30-day	SEC 30-day
	Average annual total returns (%)				Cumulative total returns (%)			yield (%)	yield (%)
	with maximum sales charge				with maximum sales charge			subsidized	unsubsidized[1]

				Since			Since	as of	as of
	1-year	5-year	10-year	inception	5-year	10-year	inception	2-28-13	2-28-13

Class A2	4.14	3.75	—	2.79	20.23	—	17.96	2.38	2.37

Class B2	3.90	3.76	—	2.82	20.29	—	18.17	1.90	1.68

Class C2	7.90	4.11	—	2.97	22.29	—	19.18	1.90	1.79

Class I2,3	10.07	5.31	—	4.16	29.55	—	27.70	2.87	2.87

Class R2[3,4]	9.58	3.66	—	2.46	19.71	—	15.71	2.55	–20.04

Class R6[3,4]	10.12	5.31	—	4.13	29.53	—	27.51	3.05	–9.80

Class NAV[3,5]	10.17	—	—	5.08	—	—	27.11	3.09	3.09

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class NAV, Class R2 and Class R6 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual until at least 6-30-13 for Class A, Class B, Class C, Class R2 and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R2*	Class R6	Class NAV
Net (%)	1.42	2.12	2.12	1.06	1.47	0.97	0.93
Gross (%)	1.47	2.48	2.23	1.06	2.88	15.87	0.93

* Expenses have been estimated for the Class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

See the following page for footnotes.

6	Global Shareholder Yield Fund | Annual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B	3-1-07	$11,917	$11,817	$11,122

Class C6	3-1-07	11,918	11,918	11,122

Class I3	3-1-07	12,770	12,770	11,122

Class R2[3,4]	3-1-07	11,571	11,571	11,122

Class R6[3,4]	3-1-07	12,751	12,751	11,122

Class NAV[3]	4-28-08	12,711	12,711	10,625

MSCI World Index (gross of foreign withholding tax on dividends) — is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 Unsubsidized yields reflect what the yield would have been without the effect of reimbursements and waivers.

2 From 3-1-07.

3 For certain types of investors, as described in the Fund’s prospectuses.

4 Class R6 and Class R2 shares were first offered 9-1-11 and 3-1-12, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class R2 shares, as applicable.

5 From 4-28-08.

6 The contingent deferred sales charge is not applicable.

Annual report | Global Shareholder Yield Fund	7

Management’s discussion of

Fund performance

By Epoch investment Partners, inc.

Equities enjoyed gains during the 12 months ended February 28, 2013, despite uncertainty and volatility surrounding economies and financial markets around the globe. Subdued global economic activity meant slower corporate earnings growth in aggregate. Nevertheless, unconventional attempts by many central banks to stimulate growth led to an environment that favored equities. For the 12-month period ended February 28, 2013, John Hancock Global Shareholder Yield Fund’s Class A shares had a total return of 9.66%, excluding sales charges. By comparison, the Fund’s benchmark, the MSCI World Index, had a return of 11.37%. The average return of the world stock funds category tracked by Morningstar, Inc. was 9.41%.† The Fund trailed its benchmark during the last 12 months in part because of its sector allocation. It hurt relative performance to be underrepresented in financials while holding an overweight position in the lagging utilities sector. Individual security selection decisions had a slightly positive effect overall; nevertheless, the Fund’s industrials and consumer staples holdings underperformed the comparable sectors in the benchmark.

Industrials, financials and consumer staples shares were the leading detractors from performance. In the industrials space, the key detractors were U.K- based transportation company FirstGroup, PLC, a global mail technology company, Pitney Bowes, which we sold, and commercial print and communication firm R.R. Donnelley & Sons Company. The leading detractor in the financial space was the stock exchange NYSE Euronext. In the consumer staples sector, the leading detractor was U.S. tobacco manufacturer Lorillard, Inc. Among the leading individual contributors to performance were Canadian cable provider Shaw Communications, Inc. and Taiwanese semiconductor manufacturer Taiwan Semiconductor Manufacturing Company, Ltd. Other notable contributions came from the Fund’s utilities sector.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. If the Fund invests in illiquid securities, it may be difficult to sell them at a price approximating their value. Hedging and other strategic transactions may increase volatility of a fund and, if the transaction is not successful, could result in a significant loss. The distribution rate and income amounts reflect past amounts distributed and may not be indicative of future rates or income amounts. The distribution amounts paid by the Fund generally depend on the amount of income and/or dividends received by the Fund’s investments. The Fund may not be able to pay distributions or may have to reduce its distribution level if the amount of such income and/or dividends received from its investment decline. Therefore, distribution rates and income amounts can change at any time. For additional information on these and other risk considerations, please see the Fund’s prospectus.

† Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

8	Global Shareholder Yield Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2012 with the same investment held until February 28, 2013.

	Account value	Ending value	Expenses paid during
	on 9-1-12	on 2-28-13	period ended 2-28-13[1]

Class A	$1,000.00	$1,066.70	$7.28

Class B	1,000.00	1,063.00	10.84

Class C	1,000.00	1,063.00	10.84

Class I	1,000.00	1,068.30	5.38

Class R2	1,000.00	1,066.20	7.53

Class R6	1,000.00	1,068.80	4.98

Class NAV	1,000.00	1,069.00	4.57

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Global Shareholder Yield Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2012 with the same investment held until February 28, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 9-1-12	on 2-28-13	period ended 2-28-13[1]

Class A	$1,000.00	$1,017.80	$7.10

Class B	1,000.00	1,014.30	10.59

Class C	1,000.00	1,014.30	10.59

Class I	1,000.00	1,019.60	5.26

Class R2	1,000.00	1,066.20	7.53

Class R6	1,000.00	1,020.00	4.86

Class NAV	1,000.00	1,020.40	4.46

Remember, these examples do not include any transaction costs therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.42%, 2.12%, 2.12%, 1.05%, 1.47%, 0.97% and 0.89% for Class A, Class B, Class C, Class I, Class R2, Class R6 and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

10	Global Shareholder Yield Fund | Annual report

Portfolio summary

Top 10 Holdings (16.4% of Net Assets on 2-28-13)[1,2]

BCE, Inc.	1.9%	Verizon Communications, Inc.	1.6%

Swisscom AG	1.8%	CenturyLink, Inc.	1.6%

Daimler AG	1.7%	Vodafone Group PLC	1.5%

Kimberly-Clark Corp.	1.7%	Altria Group, Inc.	1.5%

Duke Energy Corp.	1.6%	BASF SE	1.5%

Sector Composition[1,3]

Consumer Staples	15.8%	Energy	8.7%

Telecommunication Services	14.4%	Financials	7.7%

Utilities	14.2%	Information Technology	4.6%

Consumer Discretionary	10.6%	Materials	2.3%

Health Care	9.7%	Short-Term Investments & Other	3.2%

Industrials	8.8%

Country Composition[1,3]

United States	53.8%	Canada	3.9%

United Kingdom	16.8%	Australia	2.1%

Germany	6.9%	Netherlands	1.4%

France	5.6%	Italy	1.2%

Switzerland	5.3%	Other Countries	3.0%

1 As a percentage of net assets on 2-28-13.

2 Cash and cash equivalents not included.

3 International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Global Shareholder Yield Fund	11

Fund’s investments

As of 2-28-13

	Shares	Value

Common Stocks 96.2%	$1,864,520,382

(Cost $1,618,789,515)

Australia 2.1%		40,529,628

Telstra Corp., Ltd.	5,022,500	23,527,032

Westpac Banking Corp.	542,061	17,002,596

Belgium 0.7%		14,400,498

Anheuser-Busch InBev NV	153,620	14,400,498

Canada 3.9%		75,869,227

BCE, Inc.	820,100	36,971,102

Rogers Communications, Inc., Class B	383,000	18,190,875

Shaw Communications, Inc., Class B	865,600	20,707,250

France 5.6%		107,542,678

Sanofi	176,350	16,650,853

SCOR SE	833,100	23,565,492

Total SA	563,700	28,170,919

Vinci SA	423,000	19,585,687

Vivendi SA	929,443	19,569,727

Germany 6.9%		134,086,370

BASF SE	308,400	29,020,061

Bayer AG	138,450	13,713,949

Daimler AG	549,600	32,714,434

Deutsche Post AG	418,700	9,384,579

Deutsche Telekom AG	2,092,500	22,444,779

Muenchener Rueckversicherungs AG	149,350	26,808,568

Italy 1.2%		23,581,648

Terna Rete Elettrica Nazionale SpA	5,639,200	23,581,648

Netherlands 1.4%		26,850,850

Royal Dutch Shell PLC, ADR	409,000	26,850,850

Norway 0.7%		13,345,293

Orkla ASA	1,632,700	13,345,293

Philippines 0.6%		11,576,609

Philippine Long Distance Telephone Company, ADR	162,251	11,576,609

Sweden 0.2%		4,695,940

Svenska Handelsbanken AB, Class A	108,685	4,695,940

12	Global Shareholder Yield Fund | Annual report	See notes to financial statements

	Shares	Value

Switzerland 5.3%		$102,731,747

Nestle SA	285,600	19,931,254

Novartis AG	295,400	20,006,670

Roche Holdings AG	124,400	28,363,091

Swisscom AG	75,750	34,430,732

Taiwan 0.8%		15,481,566

Taiwan Semiconductor Manufacturing Company, Ltd., ADR	848,305	15,481,566

United Kingdom 16.8%		325,638,172

AstraZeneca PLC, ADR	508,530	23,107,603

BAE Systems PLC	4,089,800	22,034,071

British American Tobacco PLC	307,300	16,010,782

Compass Group PLC	1,190,200	14,457,978

Diageo PLC, ADR	115,800	13,862,418

FirstGroup PLC	4,665,072	13,675,980

GlaxoSmithKline PLC	1,040,850	22,945,976

Imperial Tobacco Group PLC	755,200	27,379,827

National Grid PLC	2,622,660	28,974,072

Pearson PLC	1,641,300	28,712,496

Reckitt Benckiser Group PLC	237,000	15,924,352

SSE PLC	972,700	21,304,049

Unilever PLC	274,800	10,930,374

United Utilities Group PLC	2,502,563	27,942,279

Vodafone Group PLC	11,908,100	29,894,701

WM Morrison Supermarkets PLC	2,155,250	8,481,214

United States 50.0%		968,190,156

AbbVie, Inc.	537,720	19,852,622

Altria Group, Inc.	881,800	29,584,390

Arthur J. Gallagher & Company	525,800	20,232,784

AT&T, Inc.	612,400	21,991,284

Automatic Data Processing, Inc.	183,900	11,284,104

Bristol-Myers Squibb Company	377,600	13,959,872

CenturyLink, Inc.	870,970	30,196,530

CME Group, Inc.	331,100	19,806,402

CMS Energy Corp.	585,300	15,574,833

Coca-Cola Enterprises, Inc.	326,800	11,692,904

Comcast Corp., Special Class A	571,300	21,886,503

ConocoPhillips	309,400	17,929,730

Deere & Company	110,400	9,696,432

Diamond Offshore Drilling, Inc.	392,800	27,370,304

Dominion Resources, Inc.	257,500	14,420,000

Duke Energy Corp.	446,818	30,942,147

E.I. du Pont de Nemours & Company	307,300	14,719,670

Emerson Electric Company	259,700	14,724,990

Enterprise Products Partners LP	274,800	15,572,916

Exxon Mobil Corp.	113,600	10,172,880

Genuine Parts Company	176,400	12,529,692

H.J. Heinz Company	163,200	11,820,576

Health Care REIT, Inc.	229,400	14,713,716

See notes to financial statements	Annual report | Global Shareholder Yield Fund	13

	Shares	Value

United States (continued)

Honeywell International, Inc.	215,300	$15,092,530

Integrys Energy Group, Inc.	247,790	14,017,480

Johnson & Johnson	195,800	14,902,338

Kimberly-Clark Corp.	345,100	32,536,028

Kinder Morgan Energy Partners LP	229,400	20,028,914

KLA–Tencor Corp.	291,000	15,935,160

Lockheed Martin Corp.	253,200	22,281,600

Lorillard, Inc.	568,000	21,890,720

MarkWest Energy Partners LP	204,500	11,691,265

Mattel, Inc.	555,000	22,616,250

McDonald’s Corp.	203,400	19,506,060

Merck & Company, Inc.	325,700	13,917,161

Microchip Technology, Inc.	641,600	23,399,152

Microsoft Corp.	506,400	14,077,920

NiSource, Inc.	409,000	11,329,300

Oracle Corp.	271,600	9,305,016

PepsiCo, Inc.	143,900	10,903,303

Philip Morris International, Inc.	293,200	26,901,100

PPL Corp.	779,000	24,008,780

R.R. Donnelley & Sons Company	1,047,300	10,933,812

Regal Entertainment Group, Class A	897,990	14,071,503

Reynolds American, Inc.	547,500	23,914,800

SCANA Corp.	227,200	11,096,448

Spectra Energy Corp.	364,600	10,587,984

TECO Energy, Inc.	1,086,300	18,738,675

The Coca-Cola Company	267,200	10,345,984

The Southern Company	424,100	19,088,741

The Travelers Companies, Inc.	150,400	12,095,168

Time Warner, Inc.	332,200	17,663,074

Vectren Corp.	415,500	13,711,500

Verizon Communications, Inc.	658,900	30,658,617

Waste Management, Inc.	543,100	20,268,492

Preferred Securities 0.6%		$10,607,766

(Cost $10,325,774)

United States 0.6%		10,607,766

MetLife, Inc., Series B, 6.500%	417,300	10,607,766

14	Global Shareholder Yield Fund | Annual report	See notes to financial statements

	Shares	Value

Short-Term Investments 2.9%		$56,445,954

(Cost $56,445,954)

Money Market Funds 2.9%		56,445,954

State Street Institutional Treasury Money Market Fund, 0.000% (Y)	56,445,954	56,445,954

Total investments (Cost $1,685,561,243)† 99.7%	$1,931,574,102

Other assets and liabilities, net 0.3%		$5,804,003

Total net assets 100.0%	$1,937,378,105

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

† At 2-28-13, the aggregate cost of investment securities for federal income tax purposes was $1,689,837,080. Net unrealized appreciation aggregated $241,737,022, of which $262,562,126 related to appreciated investment securities and $20,825,104 related to depreciated investment securities.

(Y) The rate shown is the annualized seven-day yield as of 2-28-13.

The Fund had the following sector composition as a percentage of total net assets on 2-28-13:

Consumer Staples	15.8%
Telecommunication Services	14.4%
Utilities	14.2%
Consumer Discretionary	10.6%
Health Care	9.7%
Industrials	8.8%
Energy	8.7%
Financials	7.7%
Information Technology	4.6%
Materials	2.3%
Short-Term Investments & Other	3.2%

See notes to financial statements	Annual report | Global Shareholder Yield Fund	15

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 2-28-13

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments, at value (Cost $1,685,561,243)	$1,931,574,102
Foreign currency, at value (Cost $82)	81
Receivable for fund shares sold	4,746,801
Dividends and interest receivable	8,788,946
Receivable due from advisor	2,020
Other receivables and prepaid expenses	112,130

Total assets	1,945,224,080

Liabilities

Payable for investments purchased	4,695,185
Payable for fund shares repurchased	2,336,014
Payable to affiliates
Accounting and legal services fees	95,268
Transfer agent fees	213,923
Trustees’ fees	7,722
Other liabilities and accrued expenses	497,863

Total liabilities	7,845,975

Net assets	1,937,378,105

Net assets consist of

Paid-in capital	$1,707,194,444
Undistributed net investment income	5,246,247
Accumulated net realized gain (loss) on investments and foreign
currency transactions	(21,024,264)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	245,961,678

Net assets	$1,937,378,105

16	Global Shareholder Yield Fund | Annual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($275,534,906 ÷ 26,344,045 shares)[1]	$10.46
Class B ($11,411,855 ÷ 1,091,347 shares)[1]	$10.46
Class C ($64,726,853 ÷ 6,190,836 shares)[1]	$10.46
Class I ($641,438,835 ÷ 61,146,118 shares)	$10.49
Class R2 ($121,596 ÷ 11,593 shares)	$10.49
Class R6 ($136,184 ÷ 12,988 shares)	$10.49
Class NAV ($944,007,876 ÷ 89,993,594 shares)	$10.49

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$11.01

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | Global Shareholder Yield Fund	17

FINANCIAL STATEMENTS

Statement of operations For the year ended 2-28-13

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$77,629,190
Interest	343
Less foreign taxes withheld	(3,409,786)

Total investment income	74,219,747

Expenses

Investment management fees	13,877,962
Distribution and service fees	1,347,852
Accounting and legal services fees	340,305
Transfer agent fees	1,071,080
Trustees’ fees	107,069
State registration fees	200,308
Printing and postage	173,396
Professional fees	137,577
Custodian fees	863,451
Registration and filing fees	47,735
Other	47,339

Total expenses	18,214,074
Less expense reductions	(330,594)

Net expenses	17,883,480

Net investment income	56,336,267

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	1,504,421
Foreign currency transactions	(169,362)

1,335,059
Change in net unrealized appreciation (depreciation) of
Investments	116,727,159
Translation of assets and liabilities in foreign currencies	(45,480)

116,681,679

Net realized and unrealized gain	118,016,738

Increase in net assets from operations	$174,353,005

18	Global Shareholder Yield Fund | Annual report	See notes to financial statements

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	2-28-13	2-29-12

Increase (decrease) in net assets

From operations
Net investment income	$56,336,267	$24,108,157
Net realized gain (loss)	1,335,059	8,348,730
Change in net unrealized appreciation (depreciation)	116,681,679	72,909,926

Increase in net assets resulting from operations	174,353,005	105,366,813

Distributions to shareholders
From net investment income
Class A	(6,537,708)	(2,555,172)
Class B	(189,434)	(74,651)
Class C	(1,056,210)	(348,064)
Class I	(14,320,551)	(4,826,128)
Class R2	(2,785)	—
Class R6	(4,432)	(1,084)
Class NAV	(30,896,355)	(10,611,958)

Total distributions	(53,007,475)	(18,417,057)

From Fund share transactions	279,874,516	1,095,081,829

Total increase	401,220,046	1,182,031,585

Net assets

Beginning of year	1,536,158,059	354,126,474

End of year	$1,937,378,105	$1,536,158,059

Undistributed net investment income	$5,246,247	$5,269,247

See notes to financial statements	Annual report | Global Shareholder Yield Fund	19

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	2-28-13	2-29-12	2-28-11	2-28-10	2-28-09

Per share operating performance

Net asset value, beginning of period	$9.81	$9.50	$8.10	$6.10	$9.52
Net investment income[1]	0.29	0.26	0.24	0.25	0.36
Net realized and unrealized gain (loss) on investments	0.63	0.29	1.40	1.99	(3.57)
Total from investment operations	0.92	0.55	1.64	2.24	(3.21)
Less distributions
From net investment income	(0.27)	(0.24)	(0.24)	(0.24)	(0.21)
Total distributions	(0.27)	(0.24)	(0.24)	(0.24)	(0.21)
Net asset value, end of period	$10.46	$9.81	$9.50	$8.10	$6.10
Total return (%)[2,3]	9.66	5.98	20.64	37.19	(34.21)

Ratios and supplemental data

Net assets, end of period (in millions)	$276	$215	$56	$22	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	1.43	1.53	1.55	1.66[4]	1.72
Expenses net of fee waivers	1.42	1.42	1.55	1.56[4]	1.56
Expenses net of fee waivers and credits	1.42	1.42	1.55	1.55[4]	1.55
Net investment income	2.92	2.78	2.80	3.34	4.28
Portfolio turnover (%)	21	19	39	53	54

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

CLASS B SHARES Period ended	2-28-13	2-29-12	2-28-11	2-28-10	2-28-09

Per share operating performance

Net asset value, beginning of period	$9.81	$9.49	$8.10	$6.09	$9.51
Net investment income[1]	0.22	0.20	0.19	0.20	0.29
Net realized and unrealized gain (loss) on investments	0.64	0.29	1.38	2.00	(3.56)
Total from investment operations	0.86	0.49	1.57	2.20	(3.27)
Less distributions
From net investment income	(0.21)	(0.17)	(0.18)	(0.19)	(0.15)
Net asset value, end of period	$10.46	$9.81	$9.49	$8.10	$6.09
Total return (%)[2,3]	8.90	5.33	19.65	36.49	(34.72)

Ratios and supplemental data

Net assets, end of period (in millions)	$11	$8	$2	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.29	2.54	2.91	3.54[4]	3.94
Expenses net of fee waivers	2.12	2.11	2.25	2.29[4]	2.43
Expenses net of fee waivers and credits	2.12	2.11	2.25	2.25[4]	2.25
Net investment income	2.21	2.17	2.18	2.68	3.50
Portfolio turnover (%)	21	19	39	53	54

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

20	Global Shareholder Yield Fund | Annual report	See notes to financial statements

CLASS C SHARES Period ended	2-28-13	2-29-12	2-28-11	2-28-10	2-28-09

Per share operating performance

Net asset value, beginning of period	$9.81	$9.50	$8.10	$6.10	$9.51
Net investment income[1]	0.22	0.20	0.18	0.20	0.29
Net realized and unrealized gain (loss) on investments	0.64	0.28	1.40	1.99	(3.55)
Total from investment operations	0.86	0.48	1.58	2.19	(3.26)
Less distributions
From net investment income	(0.21)	(0.17)	(0.18)	(0.19)	(0.15)
Net asset value, end of period	$10.46	$9.81	$9.50	$8.10	$6.10
Total return (%)[2,3]	8.90	5.22	19.78	36.27	(34.62)

Ratios and supplemental data

Net assets, end of period (in millions)	$65	$45	$11	$4	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	2.15	2.29	2.39	2.63[4]	2.72
Expenses net of fee waivers	2.12	2.11	2.25	2.27[4]	2.28
Expenses net of fee waivers and credits	2.12	2.11	2.25	2.25[4]	2.25
Net investment income	2.22	2.13	2.10	2.66	3.50
Portfolio turnover (%)	21	19	39	53	54

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS I SHARES Period ended	2-28-13	2-29-12	2-28-11	2-28-10	2-28-09

Per share operating performance

Net asset value, beginning of period	$9.84	$9.53	$8.13	$6.11	$9.53
Net investment income[1]	0.31	0.32	0.29	0.30	0.29
Net realized and unrealized gain (loss) on investments	0.65	0.27	1.38	2.00	(3.46)
Total from investment operations	0.96	0.59	1.67	2.30	(3.17)
Less distributions
From net investment income	(0.31)	(0.28)	(0.27)	(0.28)	(0.25)
Net asset value, end of period	$10.49	$9.84	$9.53	$8.13	$6.11
Total return (%)[2]	10.07	6.45	21.09	38.08	(33.87)

Ratios and supplemental data

Net assets, end of period (in millions)	$641	$249	$123	$86	$57
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05	1.12	1.09	1.19[3]	1.21
Expenses net of fee waivers	1.03	0.97	1.08	1.08[3]	1.10
Expenses net of fee waivers and credits	1.03	0.97	1.08	1.08[3]	1.10
Net investment income	3.10	3.43	3.40	3.96	3.78
Portfolio turnover (%)	21	19	39	53	54

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
3 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Annual report | Global Shareholder Yield Fund	21

CLASS R2 SHARES Period ended	2-28-13[1]

Per share operating performance

Net asset value, beginning of period	$9.84
Net investment income[2]	0.29
Net realized and unrealized gain on investments	0.63
Total from investment operations	0.92
Less distributions
From net investment income	(0.27)
Net asset value, end of period	$10.49
Total return (%)[3]	9.58

Ratios and supplemental data

Net assets, end of period (in millions)	—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	19.42
Expenses net of fee waivers	1.47
Expenses net of fee waivers and credits	1.47
Net investment income	2.91
Portfolio turnover (%)	21

1 The inception date for Class R2 shares is 3-1-12.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Less than $500,000.

CLASS R6 SHARES Period ended	2-28-13	2-29-12[1]

Per share operating performance

Net asset value, beginning of period	$9.84	$9.29
Net investment income[2]	0.33	0.13
Net realized and unrealized gain on investments	0.64	0.52
Total from investment operations	0.97	0.65
Less distributions
From net investment income	(0.32)	(0.10)
Total distributions	(0.32)	(0.10)
Net asset value, end of period	$10.49	$9.84
Total return (%)[3]	10.12	7.12[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	10.38	15.93[6]
Expenses net of fee waivers	0.97	0.97[6]
Expenses net of fee waivers and credits	0.97	0.97[6]
Net investment income	3.29	2.82[6]
Portfolio turnover (%)	21	19[7]

1 The inception date for Class R6 shares is 9-1-11.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 3-1-11 to 2-29-12.

22	Global Shareholder Yield Fund | Annual report	See notes to financial statements

CLASS NAV SHARES Period ended	2-28-13	2-29-12	2-28-11	2-28-10	2-28-09[1]

Per share operating performance

Net asset value, beginning of period	$9.84	$9.53	$8.13	$6.11	$9.71
Net investment income[2]	0.35	0.29	0.30	0.29	0.29
Net realized and unrealized gain (loss) on investments	0.62	0.31	1.38	2.01	(3.67)
Total from investment operations	0.97	0.60	1.68	2.30	(3.38)
Less distributions
From net investment income	(0.32)	(0.29)	(0.28)	(0.28)	(0.22)
Net asset value, end of period	$10.49	$9.84	$9.53	$8.13	$6.11
Total return (%)[3]	10.17	6.53	21.19	38.16	(35.32)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$944	$1,019	$162	$129	$67
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90	0.99	0.99	1.05[5]	1.09[6]
Expenses net of fee waivers	0.89	0.94	0.99	1.00[5]	1.05[6]
Expenses net of fee waivers and credits	0.89	0.94	0.99	1.00[5]	1.05[6]
Net investment income	3.56	3.11	3.49	3.84	4.27[6]
Portfolio turnover (%)	21	19	39	53	54

1 The inception date for Class NAV shares is 4-28-08.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
6 Annualized.

See notes to financial statements	Annual report | Global Shareholder Yield Fund	23

Notes to financial statements

Note 1 — Organization

John Hancock Global Shareholder Yield Fund (the Fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek to provide a high level of income. Capital appreciation is a secondary investment objective.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Effective April 12, 2013, Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair

24	Global Shareholder Yield Fund | Annual report

valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of February 28, 2013, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 2-28-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Australia	$40,529,628	—	$40,529,628	—
Belgium	14,400,498	—	14,400,498	—
Canada	75,869,227	$75,869,227	—	—
France	107,542,678	—	107,542,678	—
Germany	134,086,370	—	134,086,370	—
Italy	23,581,648	—	23,581,648	—
Netherlands	26,850,850	26,850,850	—	—
Norway	13,345,293	—	13,345,293	—
Philippines	11,576,609	11,576,609	—	—
Sweden	4,695,940	—	4,695,940	—
Switzerland	102,731,747	—	102,731,747	—
Taiwan	15,481,566	15,481,566	—	—
United Kingdom	325,638,172	36,970,021	288,668,151	—
United States	968,190,156	968,190,156	—	—
Preferred Securities
United States	10,607,766	10,607,766	—	—
Short-Term Investments	56,445,954	56,445,954	—	—

Total Investments
in Securities	$1,931,574,102	$1,201,992,149	$729,581,953	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it

Annual report | Global Shareholder Yield Fund	25

invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The Fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which it invests. Taxes are accrued based upon net investment income, net realized gains or net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended February 28, 2013 were $3,062. For the year ended February 28, 2013, the Fund had no borrowings under the line of credit. The current agreement will expire on March 31, 2013 and will be replaced with a new agreement which will enable the Fund to participate in a $300 million unsecured line of credit, also with Citibank, with terms otherwise similar to the existing agreement.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject

26	Global Shareholder Yield Fund | Annual report

to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $16,748,427 available to offset future net realized capital gains as of February 28, 2013. The following table details the capital loss carryforward available as of February 28, 2013.

CAPITAL LOSS CARRYFORWARD EXPIRING AT FEBRUARY 28	NO EXPIRATION DATE
2018	SHORT-TERM	LONG-TERM

$16,355,664	$392,763	—

As of February 28, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are paid annually. The tax character of distributions for the years ended February 28, 2013 and February 29, 2012 was as follows:

	FEBRUARY 28, 2013	FEBRUARY 29, 2012

Ordinary Income	$53,007,475	$18,417,057

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of February 28, 2013, the components of distributable earnings on a tax basis consisted of $5,233,735 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to partnerships and wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Annual report | Global Shareholder Yield Fund	27

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Trust. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Advisor under which the Fund pays a daily management fee to the Advisor equivalent, on an annual basis, to 0.800% of average daily net assets. Prior to July 1, 2012, the Fund paid a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.875% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.850% of the next $500,000,000; and (c) 0.800% of the Fund’s average daily net assets in excess of $1,000,000,000. The Advisor has a subadvisory agreement with Epoch Investments Partners, Inc. The Fund is not responsible for payment of the subadvisory fees. The Advisor has contractually agreed to limit the Fund’s management fee to 0.800% of the Fund’s average daily net assets until June 30, 2013.

The Advisor has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes certain expenses such as taxes, portfolio brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, acquired fund fees and short dividend expense. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.42%, 2.12%, 2.12%, 1.06%, 1.47% and 0.97% for Class A, Class B, Class C, Class I, Class R2 and Class R6 shares, respectively. Prior to July 1, 2012, the fee waivers and/or reimbursements were such that the expenses would not exceed 0.97% for Class I shares. These expense limitations shall remain in effect until June 30, 2013, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

Accordingly, these expense reductions amounted to $32,455, $16,258, $17,977, $98,977, $18,519, $12,363 and $134,045 for Class A, Class B, Class C, Class I, Class R2, Class R6 and Class NAV shares, respectively, for the year ended February 28, 2013.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the year ended February 28, 2013 were equivalent to a net annual effective rate of 0.79% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended February 28, 2013 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class R2 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R2 shares, the Fund pays up to 0.25% for certain other services. The Fund pays the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

28	Global Shareholder Yield Fund | Annual report

CLASS	12b-1 FEE	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R2	0.25%	0.25%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,184,926 for the year ended February 28, 2013. Of this amount, $199,927 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $976,872 was paid as sales commissions to broker-dealers and $8,127 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended February 28, 2013, CDSCs received by the Distributor amounted to $1,138, $13,462 and $12,910 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended February 28, 2013 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$727,001	$470,033	$49,413	$39,616
Class B	94,177	18,402	15,473	2,844
Class C	526,415	102,949	20,596	8,636
Class I	—	479,630	84,185	121,707
Class R2	259	29	18,479	337
Class R6	—	37	12,162	256

Total	$1,347,852	$1,071,080	$200,308	$173,396

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Advisor or its affiliates. Under the John Hancock Group of Funds Deferred Compensation Plan (the Plan) which was terminated in November 2012, certain Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other

Annual report | Global Shareholder Yield Fund	29

receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

Note 5 — Fund share transactions

Transactions in Fund shares for the years ended February 28, 2013 and February 29, 2012 were as follows:

		Year ended 2-28-13		Year ended 2-29-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	15,669,201	$155,358,732	23,923,894	$222,879,898
Distributions reinvested	663,208	6,439,490	264,170	2,420,399
Repurchased	(11,924,145)	(117,263,582)	(8,136,254)	(76,349,490)

Net increase	4,408,264	$44,534,640	16,051,810	$148,950,807

Class B shares

Sold	403,386	$3,993,369	707,569	$6,681,380
Distributions reinvested	12,717	123,106	4,514	41,724
Repurchased	(160,580)	(1,581,789)	(96,598)	(901,603)

Net increase	255,523	$2,534,686	615,485	$5,821,501

Class C shares

Sold	2,470,863	$24,558,880	3,815,363	$35,728,262
Distributions reinvested	91,535	886,020	30,880	284,377
Repurchased	(928,504)	(9,120,364)	(398,328)	(3,718,939)

Net increase	1,633,894	$16,324,536	3,447,915	$32,293,700

Class I shares

Sold	47,431,648	$461,972,978	19,098,047	$180,093,293
Distributions reinvested	1,400,880	13,641,460	468,780	4,324,243
Repurchased	(12,975,975)	(128,113,677)	(7,200,716)	(67,155,686)

Net increase	35,856,553	$347,500,761	12,366,111	$117,261,850

Class R2 shares[1]

Sold	11,593	$114,476	—	—

Net increase	11,593	$114,476	—	—

Class R6 shares[2]

Sold	6,168	$59,632	10,764	$100,000
Distributions reinvested	105	1,020	—	—
Repurchased	(4,049)	(40,764)	—	—

Net increase	2,224	$19,888	10,764	$100,000

Class NAV shares

Sold	3,327,918	$32,345,438	86,174,622	$787,875,241
Distributions reinvested	3,176,278	30,896,355	1,163,218	10,611,958
Repurchased	(20,096,481)	(194,396,264)	(808,409)	(7,833,228)

Net increase (decrease)	(13,592,285)	($131,154,471)	86,529,431	$790,653,971

Net increase	28,575,766	$279,874,516	119,021,516	$1,095,081,829

1 Period from 3-1-12 (inception date) to 2-28-13.
2 Period from 9-1-11 (inception date) to 2-29-12.

Affiliates of the Fund owned 88%, 83% and 100% of shares of beneficial interest of Class R2, Class R6 and Class NAV, respectively, on February 28, 2013.

30	Global Shareholder Yield Fund | Annual report

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $609,546,560 and $342,627,607, respectively, for the year ended February 28, 2013.

Note 7 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Advisor and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the year ended February 28, 2013, the following funds had an affiliate ownership of 5% or more of the Fund’s net assets:

AFFILIATED
FUND	CONCENTRATION

Lifestyle Balanced Portfolio	15.5%
Lifestyle Growth Portfolio	15.4%

Annual report | Global Shareholder Yield Fund	31

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
John Hancock Funds III Global Shareholder Yield Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Funds III Global Shareholder Yield Fund (the “Fund”) at February 28, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 22, 2013

32	Global Shareholder Yield Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended February 28, 2013.

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Eligible shareholders will be mailed a 2013 Form 1099-DIV in early 2014. This will reflect the tax character of all distributions paid in calendar year 2013.

Please consult a tax advisor regarding the tax consequences of your investment in the Fund.

Annual report | Global Shareholder Yield Fund	33

Special Shareholder Meeting

Unaudited

On November 13, 2012, a Special Meeting of the Shareholders of John Hancock Funds III and each of its series, including John Hancock Global Shareholder Yield Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Funds III.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	657,515,396.49	7,284,346.35
Peter S. Burgess	657,435,609.53	7,364,133.30
William H. Cunningham	654,078,766.31	10,720,976.53
Grace K. Fey	657,602,863.91	7,196,878.92
Theron S. Hoffman	657,614,243.23	7,185,499.60
Deborah C. Jackson	657,542,023.74	7,257,719.09
Hassell H. McClellan	657,319,823.50	7,479,919.34
James M. Oates	656,971,552.43	7,828,190.40
Steven R. Pruchansky	657,559,900.72	7,239,842.11
Gregory A. Russo	658,072,539.03	6,727,203.80
Non-Independent Trustees
James R. Boyle	657,895,765.77	6,903,977.06
Craig Bromley	657,588,989.57	7,210,753.26
Warren A. Thomson	657,817,862.75	6,981,880.08

34	Global Shareholder Yield Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund as of December 1, 2012. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James M. Oates,[2] Born: 1946	2012	234

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut
River Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).
Trustee and Chairperson of the Board, John Hancock retail funds (since 2012); Trustee, John Hancock
Funds III (2005–2006 and since 2012); Trustee (since 2004) and Chairperson of the Board (since
2005), John Hancock Variable Insurance Trust; Trustee and Chairperson of the Board (since 2005),
John Hancock Funds II.

Charles L. Bardelis,[2,3] Born: 1941	2012	234

Director, Island Commuter Corp. (marine transport). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance
Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2,3] Born: 1942	2012	234

Consultant (financial, accounting and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
former Director, PMA Capital Corporation (2004–2010). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2006	234

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas
System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since
2009); Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance);
Director, Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former
Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition
Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley)
(until 2009); former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin)
(until 2009). Trustee, John Hancock retail funds (since 1986); Trustee, John Hancock Variable Insurance
Trust (since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

Grace K. Fey,[2] Born: 1946	2012	234

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President,
Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Annual report | Global Shareholder Yield Fund	35

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Theron S. Hoffman,[2,3] Born: 1947	2012	234

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000). Trustee, John Hancock retail funds (since 2012); Trustee,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	234

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).
Trustee, John Hancock retail funds (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan,[2] Born: 1945	2012	234

Associate Professor, The Wallace E. Carroll School of Management, Boston College (since 1984);
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director,
The Barnes Group (since 2010). Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock
Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2006	234

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011–2012),
John Hancock retail funds; Trustee and Vice Chairperson of the Board, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012).

Gregory A. Russo, Born: 1949	2008	234

Director and Audit Committee Chairman (since 2012) and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester
County, New York, Chamber of Commerce (1986–1992); Director, Treasurer and Chairman of
Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of
Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).
Trustee, John Hancock retail funds (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

36	Global Shareholder Yield Fund | Annual report

Non-Independent Trustees[4]

Name, Year of Birth	Trustee	Number of
Position(s) held with Fund	of the	John Hancock
Principal occupation(s) and other	Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle,[2] Born: 1959	2012	234

Senior Executive Vice President, John Hancock Financial Services (since 1999, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC and John Hancock
Investment Management Services, LLC (2005–2010). Trustee, John Hancock retail funds (since 2012 and
2005–2010), Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Craig Bromley,[2] Born: 1966	2012	234

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife (Japan) (2005–2012), including prior positions).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Warren A. Thomson,[2] Born: 1955	2012	234

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation (since
2001, including prior positions); Director, Manulife Trust Company and Manulife Bank of Canada (since
2001, including prior positions); Director and Chairman, Manulife Asset Management (2001–2013,
including prior positions). Trustee, John Hancock retail funds, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Hugh McHaffie, Born: 1959		2012

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010). President (since 2012) and former Trustee (2010–2012), John Hancock retail funds; President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

Andrew G. Arnott, Born: 1971		2009

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); President, John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice President, John Hancock retail funds (since 2007, including prior positions); Executive Vice President, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2006).

Annual report | Global Shareholder Yield Fund	37

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

John Hancock retail funds is comprised of John Hancock Funds III and 33 other John Hancock funds consisting of 23 series of other John Hancock trusts and 10 closed-end funds.

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210–2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800–225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Became a Trustee of the Fund effective December 1, 2012.

3 Member of Audit Committee.

4 Because Messrs. Bromley and Thomson are senior executives or directors and Mr. Boyle held prior positions as a senior executive and director of the Advisor and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

38	Global Shareholder Yield Fund | Annual report

More information

Trustees	Investment advisor
James M. Oates, Chairman	John Hancock Investment Management
Steven R. Pruchansky, Vice Chairman	Services, LLC
Charles L. Bardelis*
James R. Boyle†	Subadvisor
Craig Bromley†	Epoch Investment Partners, Inc.
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott	Independent registered
Executive Vice President	public accounting firm
PricewaterhouseCoopers LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | Global Shareholder Yield Fund	39

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	320A 2/13
MF135743	4/13

ITEM 2. CODE OF ETHICS.

As of the end of the year, February 28, 2013, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant, for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $137,627 for the fiscal year ended February 28, 2013 (broken out as follows: John Hancock Global Shareholder Yield Fund - $31,547, John Hancock International Growth Fund - $36,703, John Hancock International Core Fund - $43,414 and John Hancock International Allocation Fund - $25,963) and $127,599 for the fiscal year ended February 29, 2012 (broken out as follows: John Hancock Global Shareholder Yield Fund - $27,376, John Hancock International Growth Fund -$35,808, John Hancock International Core Fund - $38,958 and John Hancock International Allocation Fund - $25,457). These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

Audit-related fees amounted to $14,906 for the fiscal year ended February 28, 2013 (broken out as follows: John Hancock Global Shareholder Yield Fund - $2,225, John Hancock International Growth Fund - $2,225, John Hancock International Core Fund - $2,225 and John Hancock International Allocation Fund - $8,231) and $14,783 for the fiscal year ended February 29, 2012 (broken out as follows: John Hancock Global Shareholder Yield Fund - $2,238, John Hancock International Growth Fund - $2,238, John Hancock International Core Fund - $2,238 and John Hancock International Allocation Fund - $8,069) billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates"). The nature of the services provided was security counts and affiliated service provider internal controls review.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to $14,894 for the fiscal year ended February 28, 2013 (broken out as follows: John Hancock Global Shareholder Yield Fund -$3,164, John Hancock International Growth Fund - $4,017, John Hancock International Core Fund - $4,930 and John Hancock International Allocation Portfolio - $2,783) and $14,460 for the fiscal year ended February 29, 2012 (broken out as follows: John Hancock Global Shareholder Yield Fund - $3,072, John Hancock International Growth Fund - $3,900, John Hancock International Core Fund - $4,786 and John Hancock International Allocation Portfolio - $2,702). The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(d) All Other Fees

Other fees amounted to $1,412 for the fiscal year ended February 28, 2013 (broken out as follows: John Hancock Global Shareholder Yield Fund - $415, John Hancock International Growth Fund - $415, John Hancock International Core Fund - $415 and John Hancock International Allocation Portfolio - $167) and $4,733 for the fiscal year ended February 29, 2012 (broken out as follows: John Hancock Global Shareholder Yield Fund - $1,461, John Hancock International Growth Fund - $1,461, John Hancock International Core Fund - $1,461 and John Hancock International Allocation Portfolio - $350) billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:
There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant for the fiscal year ended February 28, 2013, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $2,866,638 for the fiscal year ended February 28, 2013 and $2,673,534 for the fiscal year ended February 29, 2012.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman
Charles L. Bardelis
Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	April 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	April 22, 2013

By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	April 22, 2013